UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00121

Name of Registrant:	Vanguard Wellington Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2021—May 31, 2022

Item 1: Reports to Shareholders

Semiannual Report  |  May 31, 2022
Vanguard Wellington™ Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended May 31, 2022
	Beginning Account Value 11/30/2021	Ending Account Value 5/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Wellington Fund
Investor Shares	$1,000.00	$921.90	$1.15
Admiral™ Shares	1,000.00	922.30	0.77
Based on Hypothetical 5% Yearly Return
Wellington Fund
Investor Shares	$1,000.00	$1,023.74	$1.21
Admiral Shares	1,000.00	1,024.13	0.81
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.24% for Investor Shares and 0.16% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Wellington Fund
Fund Allocation
As of May 31, 2022
Asset-Backed/Commercial Mortgage-Backed Securities	0.9%
Common Stocks	65.7
Corporate Bonds	21.5
Sovereign Bonds	0.9
Taxable Municipal Bonds	1.6
U.S. Government and Agency Obligations	9.4
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Wellington Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (65.2%)
Communication Services (5.4%)
*	Alphabet Inc. Class A	1,502,251	3,417,982
*	Meta Platforms Inc. Class A	9,179,877	1,777,591
	Electronic Arts Inc.	5,434,436	753,485
			5,949,058
Consumer Discretionary (7.0%)
	McDonald's Corp.	8,109,515	2,045,301
*	Amazon.com Inc.	654,822	1,574,316
	TJX Cos. Inc.	16,894,789	1,074,002
	Home Depot Inc.	3,404,489	1,030,709
	Starbucks Corp.	12,197,918	957,536
	Dollar General Corp.	1,616,468	356,172
	Lennar Corp. Class A	3,394,227	272,387
	DR Horton Inc.	2,568,433	193,018
	NIKE Inc. Class B	1,376,530	163,601
*	Coupang Inc. Class A	9,961,421	134,579
			7,801,621
Consumer Staples (5.0%)
	Procter & Gamble Co.	12,068,103	1,784,631
	Sysco Corp.	17,660,754	1,486,682
	Coca-Cola Co.	21,780,005	1,380,417
	Nestle SA (Registered)	7,579,882	927,150
			5,578,880
Energy (3.2%)
	TotalEnergies SE	35,131,153	2,079,171
	Shell plc	45,441,991	1,343,802
	Shell plc (XLON)	2,607,900	77,131
			3,500,104
Financials (8.6%)
	Charles Schwab Corp.	36,562,829	2,563,054
	JPMorgan Chase & Co.	11,417,140	1,509,688
	Progressive Corp.	12,590,322	1,503,033
	American Express Co.	5,163,839	871,759
	BlackRock Inc.	1,111,822	743,898
	S&P Global Inc.	1,866,217	652,206
	Morgan Stanley	7,378,232	635,561
	Blackstone Inc.	5,225,399	615,500
	Goldman Sachs Group Inc.	1,264,367	413,258
			9,507,957
Health Care (10.7%)
	Pfizer Inc.	36,069,966	1,913,151
4

Wellington Fund
		Shares	Market Value• ($000)
	UnitedHealth Group Inc.	3,503,229	1,740,334
	HCA Healthcare Inc.	6,518,038	1,371,395
	Humana Inc.	2,844,528	1,292,070
	Anthem Inc.	2,512,768	1,280,532
	Novartis AG (Registered)	12,534,884	1,138,667
	Becton Dickinson & Co.	3,918,835	1,002,438
	AstraZeneca plc ADR	14,906,781	991,003
	Danaher Corp.	2,330,693	614,883
	Baxter International Inc.	6,741,499	512,691
			11,857,164
Industrials (6.1%)
	Raytheon Technologies Corp.	11,531,884	1,096,913
	Johnson Controls International plc	17,768,003	968,534
	Illinois Tool Works Inc.	4,144,604	862,368
	Deere & Co.	2,342,618	838,142
	Fortive Corp.	11,663,565	720,458
	Northrop Grumman Corp.	1,487,693	696,196
	Trane Technologies plc	4,518,426	623,814
	Parker-Hannifin Corp.	2,125,793	578,577
	Schneider Electric SE	2,380,682	330,657
			6,715,659
Information Technology (13.8%)
	Microsoft Corp.	19,519,555	5,306,781
	Apple Inc.	17,973,393	2,675,160
	Texas Instruments Inc.	8,843,714	1,563,215
	Mastercard Inc. Class A	2,536,139	907,608
	Visa Inc. Class A	4,076,840	864,983
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,842,832	747,422
	Global Payments Inc.	5,369,941	703,677
	Accenture plc Class A	2,122,842	633,583
*	Salesforce Inc.	3,237,633	518,798
	Fidelity National Information Services Inc.	4,080,905	426,455
	Marvell Technology Inc.	7,023,736	415,454
	KLA Corp.	701,836	256,065
	Lam Research Corp.	266,879	138,785
*	Workday Inc. Class A	718,163	112,249
			15,270,235
Materials (0.8%)
*	Glencore plc	86,891,612	573,101
	Anglo American plc	6,650,035	327,605
			900,706
Real Estate (1.8%)
	American Tower Corp.	2,549,462	652,994
	Welltower Inc.	6,880,050	612,943
	Prologis Inc.	3,666,816	467,446
	VICI Properties Inc.	8,830,111	272,409
			2,005,792
Utilities (2.8%)
	Exelon Corp.	27,638,744	1,358,444
	Duke Energy Corp.	11,703,465	1,316,874
	Constellation Energy Corp.	6,711,119	416,626
			3,091,944
Total Common Stocks (Cost $46,194,756)			72,179,120
5

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (9.3%)
U.S. Government Securities (8.2%)
	United States Treasury Note/Bond	0.125%	4/30/23	11,800	11,588
	United States Treasury Note/Bond	0.125%	8/31/23	50,000	48,688
	United States Treasury Note/Bond	0.250%	9/30/23	2,530	2,464
	United States Treasury Note/Bond	0.375%	10/31/23	20,000	19,463
	United States Treasury Note/Bond	0.750%	12/31/23	47,000	45,810
	United States Treasury Note/Bond	0.875%	1/31/24	65,000	63,355
	United States Treasury Note/Bond	0.125%	2/15/24	57,355	55,168
	United States Treasury Note/Bond	1.500%	2/29/24	95,000	93,486
	United States Treasury Note/Bond	0.250%	3/15/24	157,000	150,965
	United States Treasury Note/Bond	2.250%	3/31/24	360,000	358,425
	United States Treasury Note/Bond	2.500%	4/30/24	16,550	16,545
	United States Treasury Note/Bond	0.250%	5/15/24	24,315	23,263
	United States Treasury Note/Bond	0.250%	6/15/24	391,280	373,428
	United States Treasury Note/Bond	1.750%	6/30/24	316,970	311,770
	United States Treasury Note/Bond	0.375%	8/15/24	305,000	290,560
	United States Treasury Note/Bond	0.375%	9/15/24	108,000	102,634
[1]	United States Treasury Note/Bond	0.625%	10/15/24	610,000	581,883
	United States Treasury Note/Bond	1.125%	1/15/25	155,000	148,897
[1]	United States Treasury Note/Bond	2.000%	2/15/25	190,065	186,620
	United States Treasury Note/Bond	1.125%	2/28/25	198,905	190,638
	United States Treasury Note/Bond	1.750%	3/15/25	340,000	331,181
	United States Treasury Note/Bond	2.625%	4/15/25	303,280	302,474
	United States Treasury Note/Bond	0.250%	5/31/25	637,710	592,273
	United States Treasury Note/Bond	0.250%	7/31/25	245,975	227,296
	United States Treasury Note/Bond	2.000%	8/15/25	61,860	60,410
	United States Treasury Note/Bond	0.250%	8/31/25	125,010	115,244
	United States Treasury Note/Bond	0.375%	11/30/25	208,000	191,295
[1,2]	United States Treasury Note/Bond	0.375%	1/31/26	660,750	605,102
	United States Treasury Note/Bond	0.750%	3/31/26	107,000	99,025
	United States Treasury Note/Bond	0.750%	4/30/26	89,000	82,214
	United States Treasury Note/Bond	1.625%	5/15/26	78,110	74,644
	United States Treasury Note/Bond	0.750%	5/31/26	281,245	259,273
	United States Treasury Note/Bond	0.750%	8/31/26	175,000	160,508
[3]	United States Treasury Note/Bond	0.875%	9/30/26	254,100	233,851
	United States Treasury Note/Bond	1.125%	10/31/26	34,635	32,189
	United States Treasury Note/Bond	2.000%	11/15/26	29,650	28,594
	United States Treasury Note/Bond	2.500%	3/31/27	700,000	689,609
	United States Treasury Note/Bond	2.750%	4/30/27	188,515	187,808
	United States Treasury Note/Bond	2.250%	11/15/27	168,590	163,322
	United States Treasury Note/Bond	1.875%	2/15/32	37,185	34,082
	United States Treasury Note/Bond	2.875%	5/15/32	80,000	80,112
	United States Treasury Note/Bond	1.750%	8/15/41	18,670	14,510
[1]	United States Treasury Note/Bond	2.000%	11/15/41	1,086,635	882,551
	United States Treasury Note/Bond	2.375%	2/15/42	118,600	102,700
	United States Treasury Note/Bond	3.250%	5/15/42	85,000	84,681
	United States Treasury Note/Bond	1.875%	11/15/51	11,735	8,937
	United States Treasury Note/Bond	2.250%	2/15/52	291,050	243,345
	United States Treasury Note/Bond	2.875%	5/15/52	138,345	133,092
					9,095,972
Conventional Mortgage-Backed Securities (0.9%)
[4,5]	Fannie Mae Pool	1.770%	1/1/36	20,371	17,024
[4]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	1,018	1,094
[4,5,6]	UMBS Pool	2.000%	2/1/52–6/25/52	121	2,401
[4,5]	UMBS Pool	2.500%	9/1/27–4/1/38	28,936	27,275
[4,5,6]	UMBS Pool	3.000%	8/1/42–6/25/52	800,264	762,255
6

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	UMBS Pool	3.500%	11/1/45–6/25/52	136,062	133,299
[4,5,6]	UMBS Pool	4.000%	6/25/52	67,000	66,979
					1,010,327
Nonconventional Mortgage-Backed Securities (0.2%)
[4,5]	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	4,817	4,628
[4,5]	Fannie Mae REMICS	1.700%	6/25/43	1,994	1,950
[4,5]	Fannie Mae REMICS	2.000%	6/25/44	687	682
[4,5]	Fannie Mae REMICS	2.500%	8/25/46	10,652	9,147
[4,5]	Fannie Mae REMICS	3.000%	12/25/39–9/25/57	43,492	41,838
[4,5]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	72,766	72,740
[4,5]	Fannie Mae REMICS	4.000%	7/25/53	2,975	3,019
[4,5]	Freddie Mac REMICS	1.500%	10/15/42	6,074	5,645
[4,5]	Freddie Mac REMICS	3.000%	6/15/44–7/15/45	8,381	8,020
[4,5]	Freddie Mac REMICS	3.500%	3/15/31–12/15/46	14,235	14,193
[4,5]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	5,391	5,434
[4]	Ginnie Mae REMICS	1.700%	10/20/45	1,766	1,757
					169,053
Total U.S. Government and Agency Obligations (Cost $10,861,783)					10,275,352
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
[4,7]	Aaset Trust Series 2019-1	3.844%	5/15/39	10,734	6,594
[4,7]	Affirm Asset Securitization Trust Series 2021-B	1.030%	8/17/26	17,590	16,810
[4,7]	Affirm Asset Securitization Trust Series 2021-Z1	1.070%	8/15/25	10,084	9,893
[4,7]	Affirm Asset Securitization Trust Series 2021-Z2	1.170%	11/16/26	14,276	13,980
[4,7]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	43,270	39,154
[4,7]	American Tower Trust	3.070%	3/15/23	43,000	42,645
[4,7]	Angel Oak Mortgage Trust Series 2019-5	2.593%	10/25/49	2,624	2,588
[4,7]	Angel Oak Mortgage Trust Series 2019-6	2.620%	11/25/59	5,828	5,833
[4,7]	Angel Oak Mortgage Trust Series 2021-6	1.458%	9/25/66	26,212	23,897
[4,7]	Angel Oak Mortgage Trust I LLC Series 2019-2	3.628%	3/25/49	538	538
[4,7]	Angel Oak Mortgage Trust I LLC Series 2019-4	2.993%	7/26/49	2,320	2,326
[4,7,8]	BX Commercial Mortgage Trust Series 2021-VOLT, 1M USD LIBOR + 0.700%	1.575%	9/15/36	29,050	27,663
[4,7,8]	BX Trust Series 2021-ARIA, 1M USD LIBOR + 0.899%	1.774%	10/15/36	14,785	14,028
[4,7,8]	BXHPP Trust Series 2021-FILM, 1M USD LIBOR + 0.650%	1.525%	8/15/36	15,225	14,654
[4,7,8]	BXHPP Trust Series 2021-FILM, 1M USD LIBOR + 0.900%	1.775%	8/15/36	3,140	3,013
[4,7]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	19,523	16,894
[4,7]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	23,601	21,252
[4,7]	Chesapeake Funding II LLC Series 2018-3A	3.390%	1/15/31	3,751	3,757
[4,7]	Cloud Pass-Through Trust Series 2019-1A	3.554%	12/5/22	146	146
[4]	COMM Mortgage Trust Series 2012-CR2	3.147%	8/15/45	3,725	3,723
[4,7]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	13,853	13,561
[4,7]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/51	34,779	31,163
[4,7]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	28,868	25,574
[4,7]	Enterprise Fleet Financing LLC Series 2019-2	2.290%	2/20/25	5,410	5,415
7

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	4,773	4,769
[4,5,8]	Fannie Mae Connecticut Avenue Securities Series 2016-C03, 1M USD LIBOR + 5.900%	6.906%	10/25/28	3,438	3,577
[4,7]	FirstKey Homes Trust Series 2021-SFR1	1.538%	8/17/38	64,677	58,448
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1512	3.059%	4/25/34	6,000	5,621
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	7,500	6,827
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	17,705	14,704
[4,7]	Home Partners of America Trust Series 2021-2	1.901%	12/17/26	35,421	32,024
[4,7]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	9,895	8,805
[4,7]	Horizon Aircraft Finance III Ltd. Series 2019-2	3.425%	11/15/39	10,165	8,744
[4,7,8]	Life Mortgage Trust Series 2021-BMR, 1M USD LIBOR + 0.700%	1.575%	3/15/38	9,147	8,758
[4,7]	MACH 1 Cayman Ltd. Series 2019-1	3.474%	10/15/39	9,352	8,540
[4,7,8]	Madison Park Funding XIII Ltd. Series 2014-13A, 3M USD LIBOR + 0.950%	1.994%	4/19/30	32,746	32,445
[4,7,8]	Magnetite VII Ltd. Series 2012-7A, 3M USD LIBOR + 0.800%	1.844%	1/15/28	24,947	24,655
[4,7]	MAPS Ltd. Series 2019-1A	4.458%	3/15/44	4,128	3,687
[4,7]	Mercury Financial Credit Card Master Trust Series 2021-1A	1.540%	3/20/26	33,270	31,872
[4,7]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	100,980	90,046
[4,7]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	10,325	9,092
[4,7]	OneMain Direct Auto Receivables Trust Series 2021-1A	0.870%	7/14/28	30,280	28,621
[4]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	28,509	28,547
[4,7]	SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE	4.144%	1/5/43	27,300	23,262
[4,7]	SoFi Professional Loan Program Trust Series 2021-B	1.140%	2/15/47	17,433	15,917
[4,7]	START Ireland Series 2019-1	4.089%	3/15/44	11,331	10,666
[4,7,8]	Symphony CLO XIV Ltd. Series 2014-14A, 3M USD LIBOR + 0.950%	1.988%	7/14/26	6,637	6,617
[4,7]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/51	39,148	35,025
[4,7]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/51	35,835	31,698
[4,7]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	10,625	10,359
[4,7]	Vantage Data Centers Issuer LLC Series 2020-1A	1.645%	9/15/45	29,505	27,163
[4,7]	Vantage Data Centers Issuer LLC Series 2021-1A	2.165%	10/15/46	48,430	43,649
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,043,908)					959,239
Corporate Bonds (21.4%)
Communications (1.5%)
	America Movil SAB de CV	3.625%	4/22/29	26,990	26,016
	America Movil SAB de CV	6.125%	3/30/40	7,380	8,370
	AT&T Inc.	2.750%	6/1/31	36,795	33,039
	AT&T Inc.	4.300%	12/15/42	35,590	33,216
	AT&T Inc.	3.650%	6/1/51	8,341	6,889
	AT&T Inc.	3.500%	9/15/53	33,515	26,978
8

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	3.850%	6/1/60	26,704	21,972
	Charter Communications Operating LLC	2.800%	4/1/31	32,150	27,011
	Charter Communications Operating LLC	2.300%	2/1/32	7,150	5,681
	Charter Communications Operating LLC	3.500%	3/1/42	24,235	18,117
	Charter Communications Operating LLC	4.800%	3/1/50	3,777	3,235
	Charter Communications Operating LLC	3.850%	4/1/61	16,610	11,829
	Comcast Corp.	3.375%	2/15/25	2,540	2,560
	Comcast Corp.	3.400%	4/1/30	4,940	4,785
	Comcast Corp.	4.250%	1/15/33	42,890	43,746
	Comcast Corp.	4.200%	8/15/34	26,890	27,077
	Comcast Corp.	5.650%	6/15/35	4,725	5,340
	Comcast Corp.	4.400%	8/15/35	32,325	32,705
	Comcast Corp.	6.500%	11/15/35	945	1,145
	Comcast Corp.	3.969%	11/1/47	8,452	7,830
	Comcast Corp.	4.000%	3/1/48	12,180	11,269
	Comcast Corp.	3.999%	11/1/49	23,162	21,596
[7]	Comcast Corp.	2.887%	11/1/51	56,240	42,883
	Comcast Corp.	2.450%	8/15/52	13,355	9,483
	Comcast Corp.	4.049%	11/1/52	10,339	9,664
[7]	Comcast Corp.	2.937%	11/1/56	210,578	156,976
[7]	Comcast Corp.	2.987%	11/1/63	95,407	69,163
[7]	Cox Communications Inc.	3.150%	8/15/24	2,503	2,482
[7]	Cox Communications Inc.	2.600%	6/15/31	17,795	15,351
[7]	Cox Communications Inc.	4.800%	2/1/35	30,000	29,550
[7]	Deutsche Telekom International Finance BV	3.600%	1/19/27	10,918	10,852
[7]	Deutsche Telekom International Finance BV	4.375%	6/21/28	21,754	22,064
	Discovery Communications LLC	3.950%	3/20/28	14,288	13,822
	Discovery Communications LLC	4.125%	5/15/29	14,172	13,524
	Discovery Communications LLC	3.625%	5/15/30	42,180	38,997
	Discovery Communications LLC	5.200%	9/20/47	10,547	9,634
	Discovery Communications LLC	5.300%	5/15/49	5,000	4,640
	Discovery Communications LLC	4.650%	5/15/50	12,028	10,076
	Discovery Communications LLC	4.000%	9/15/55	16,442	12,461
[7]	Magallanes Inc.	4.279%	3/15/32	24,220	22,611
	NBCUniversal Media LLC	4.450%	1/15/43	6,331	6,188
[7]	NTT Finance Corp.	1.162%	4/3/26	44,235	40,238
[7]	NTT Finance Corp.	2.065%	4/3/31	9,445	8,051
[7]	Ooredoo International Finance Ltd.	2.625%	4/8/31	23,430	20,783
	Orange SA	9.000%	3/1/31	20,280	27,022
	Paramount Global	3.700%	6/1/28	15,190	14,648
[7]	SK Telecom Co. Ltd.	3.750%	4/16/23	11,995	12,078
[7]	Sky Ltd.	3.750%	9/16/24	45,046	45,501
[7]	Sprint Spectrum Co. LLC	4.738%	3/20/25	32,449	32,682
	Telefonica Emisiones SA	5.213%	3/8/47	19,100	17,981
	Telefonica Emisiones SA	5.520%	3/1/49	19,772	19,555
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,925	4,092
	T-Mobile USA Inc.	2.050%	2/15/28	24,985	22,314
	T-Mobile USA Inc.	3.875%	4/15/30	64,875	62,402
	T-Mobile USA Inc.	2.550%	2/15/31	19,715	17,109
	T-Mobile USA Inc.	2.250%	11/15/31	4,745	3,947
	T-Mobile USA Inc.	4.375%	4/15/40	15,735	14,781
	T-Mobile USA Inc.	4.500%	4/15/50	22,950	21,408
	T-Mobile USA Inc.	3.300%	2/15/51	19,300	14,943
	T-Mobile USA Inc.	3.600%	11/15/60	9,460	7,319
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	26,724	26,109
[4]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	14,185	13,547
	Verizon Communications Inc.	4.329%	9/21/28	23,335	23,740
	Verizon Communications Inc.	2.355%	3/15/32	20,056	17,268
9

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	4.812%	3/15/39	85,963	89,284
	Verizon Communications Inc.	4.750%	11/1/41	7,750	7,756
	Verizon Communications Inc.	2.987%	10/30/56	9,247	6,853
	Walt Disney Co.	3.000%	9/15/22	11,891	11,928
	Walt Disney Co.	2.650%	1/13/31	11,330	10,266
	Walt Disney Co.	3.500%	5/13/40	50,260	44,821
	Walt Disney Co.	4.750%	9/15/44	2,358	2,423
	Walt Disney Co.	4.750%	11/15/46	14,000	14,313
	Walt Disney Co.	2.750%	9/1/49	16,835	12,714
	Walt Disney Co.	3.600%	1/13/51	27,250	23,956
	Walt Disney Co.	3.800%	5/13/60	28,415	25,103
					1,617,762
Consumer Discretionary (1.0%)
	Amazon.com Inc.	2.800%	8/22/24	9,035	9,060
	Amazon.com Inc.	3.600%	4/13/32	84,875	84,051
	Amazon.com Inc.	4.800%	12/5/34	37,370	40,738
	Amazon.com Inc.	4.950%	12/5/44	22,605	24,801
	Amazon.com Inc.	3.950%	4/13/52	27,295	26,215
	Amazon.com Inc.	4.250%	8/22/57	41,385	41,243
[4]	American Honda Finance Corp.	2.000%	3/24/28	19,250	17,481
[7]	BMW US Capital LLC	0.800%	4/1/24	12,590	12,107
[7]	BMW US Capital LLC	1.250%	8/12/26	28,900	26,331
[4]	Duke University	2.832%	10/1/55	25,700	19,349
[4]	Emory University	2.143%	9/1/30	25,351	22,499
	General Motors Financial Co. Inc.	3.950%	4/13/24	57,810	58,317
[4]	Georgetown University	4.315%	4/1/49	5,405	5,147
[4]	Georgetown University	2.943%	4/1/50	9,430	7,071
	Home Depot Inc.	3.900%	12/6/28	10,250	10,496
	Home Depot Inc.	2.700%	4/15/30	7,480	6,958
	Home Depot Inc.	3.250%	4/15/32	44,440	42,535
	Home Depot Inc.	3.300%	4/15/40	18,410	16,315
	Home Depot Inc.	4.400%	3/15/45	28,655	28,760
	Home Depot Inc.	4.250%	4/1/46	10,000	9,828
	Home Depot Inc.	4.500%	12/6/48	12,215	12,444
	Home Depot Inc.	3.125%	12/15/49	2,490	2,027
	Home Depot Inc.	2.375%	3/15/51	2,495	1,779
	Home Depot Inc.	2.750%	9/15/51	19,955	15,179
	Home Depot Inc.	3.625%	4/15/52	25,570	22,798
[7]	Hyundai Capital America	0.800%	4/3/23	91,160	89,384
[7]	Hyundai Capital America	0.875%	6/14/24	49,225	46,513
[7]	Hyundai Capital America	1.650%	9/17/26	36,480	32,710
[4]	Johns Hopkins University	4.083%	7/1/53	7,805	7,620
[4]	Johns Hopkins University	2.813%	1/1/60	6,420	4,760
	Leland Stanford Junior University	6.875%	2/1/24	13,685	14,564
[4]	Leland Stanford Junior University	7.650%	6/15/26	29,000	33,327
	Lowe's Cos. Inc.	3.100%	5/3/27	68,700	66,962
	Lowe's Cos. Inc.	6.500%	3/15/29	13,301	15,056
	Lowe's Cos. Inc.	3.750%	4/1/32	11,620	11,088
[4]	McDonald's Corp.	3.250%	6/10/24	5,460	5,507
[4]	McDonald's Corp.	4.875%	7/15/40	10,000	10,165
[4]	McDonald's Corp.	4.875%	12/9/45	9,940	10,246
[4]	McDonald's Corp.	3.625%	9/1/49	37,735	32,559
[4]	Northeastern University	2.894%	10/1/50	6,995	5,319
	Stanley Black & Decker Inc.	4.850%	11/15/48	24,455	25,174
	Starbucks Corp.	4.500%	11/15/48	51,181	48,481
	Thomas Jefferson University	3.847%	11/1/57	23,125	19,407
[4]	University of Chicago	2.761%	4/1/45	5,825	4,854
10

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	University of Miami	4.063%	4/1/52	9,030	8,265
	VF Corp.	2.800%	4/23/27	17,615	16,881
	VF Corp.	2.950%	4/23/30	37,015	33,612
					1,105,983
Consumer Staples (0.6%)
	Altria Group Inc.	5.800%	2/14/39	18,665	18,459
	Altria Group Inc.	4.500%	5/2/43	5,945	4,906
	Altria Group Inc.	3.875%	9/16/46	18,025	13,462
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	21,672
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	35,700	36,072
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	33,400	33,348
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,610	16,900
	Archer-Daniels-Midland Co.	4.500%	3/15/49	35,045	36,766
	BAT Capital Corp.	3.557%	8/15/27	63,450	59,895
[7]	Cargill Inc.	6.875%	5/1/28	19,355	22,007
[7]	Cargill Inc.	2.125%	4/23/30	5,265	4,626
[7]	Cargill Inc.	4.760%	11/23/45	28,190	29,059
[7]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,015	18,184
[7]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	32,165	30,641
[4]	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	15,556
	Conagra Brands Inc.	4.600%	11/1/25	7,855	8,013
	Conagra Brands Inc.	1.375%	11/1/27	11,765	10,132
	Conagra Brands Inc.	5.300%	11/1/38	6,410	6,362
[7]	Danone SA	2.947%	11/2/26	30,550	29,716
	Diageo Capital plc	2.625%	4/29/23	48,310	48,361
	Diageo Capital plc	2.375%	10/24/29	20,000	18,178
	Diageo Capital plc	2.000%	4/29/30	5,830	5,114
	Diageo Capital plc	2.125%	4/29/32	1,845	1,596
	Estee Lauder Cos. Inc.	2.375%	12/1/29	12,615	11,490
	Hormel Foods Corp.	1.700%	6/3/28	8,125	7,324
	Kroger Co.	3.850%	8/1/23	10,770	10,881
	Kroger Co.	4.000%	2/1/24	22,290	22,636
	McCormick & Co. Inc.	2.500%	4/15/30	3,205	2,828
	Molson Coors Beverage Co.	3.000%	7/15/26	54,900	52,944
	Philip Morris International Inc.	2.500%	8/22/22	21,645	21,713
	Philip Morris International Inc.	3.600%	11/15/23	7,000	7,090
	Philip Morris International Inc.	3.375%	8/11/25	14,440	14,455
	Philip Morris International Inc.	4.875%	11/15/43	6,185	5,844
[7]	Sigma Alimentos SA de CV	4.125%	5/2/26	14,750	14,348
					660,578
Energy (1.1%)
	BP Capital Markets America Inc.	1.749%	8/10/30	7,780	6,613
	BP Capital Markets America Inc.	2.721%	1/12/32	39,205	35,362
	BP Capital Markets America Inc.	3.060%	6/17/41	20,000	16,541
	BP Capital Markets America Inc.	2.772%	11/10/50	11,870	8,748
	BP Capital Markets America Inc.	2.939%	6/4/51	30,385	23,091
	BP Capital Markets America Inc.	3.001%	3/17/52	68,790	52,768
	BP Capital Markets America Inc.	3.379%	2/8/61	12,750	10,156
	BP Capital Markets plc	2.500%	11/6/22	22,000	22,047
	BP Capital Markets plc	3.994%	9/26/23	16,185	16,464
	BP Capital Markets plc	3.814%	2/10/24	38,938	39,618
	BP Capital Markets plc	3.506%	3/17/25	50,285	50,750
[7]	Coterra Energy Inc.	4.375%	6/1/24	31,555	31,929
[7]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	18,188
[7]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,185	4,030
[7]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	24,863	23,009
[7]	EIG Pearl Holdings Sarl	3.545%	8/31/36	43,005	38,146
11

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	EIG Pearl Holdings Sarl	4.387%	11/30/46	16,115	13,548
	Energy Transfer LP	5.250%	4/15/29	40,000	41,157
	Energy Transfer LP	5.350%	5/15/45	3,500	3,210
	Energy Transfer LP	5.300%	4/15/47	5,745	5,255
	Energy Transfer LP	5.400%	10/1/47	750	693
	Energy Transfer LP	5.000%	5/15/50	10,000	9,029
	Enterprise Products Operating LLC	5.100%	2/15/45	9,720	9,641
	Enterprise Products Operating LLC	4.250%	2/15/48	26,420	23,826
	Enterprise Products Operating LLC	3.700%	1/31/51	5,935	4,917
	Enterprise Products Operating LLC	3.300%	2/15/53	15,000	11,550
	Exxon Mobil Corp.	2.726%	3/1/23	11,910	11,976
	Exxon Mobil Corp.	3.043%	3/1/26	8,115	8,092
	Exxon Mobil Corp.	2.275%	8/16/26	36,735	35,442
	Exxon Mobil Corp.	2.440%	8/16/29	25,195	23,289
	Exxon Mobil Corp.	2.610%	10/15/30	35,925	33,421
	Exxon Mobil Corp.	4.114%	3/1/46	12,060	11,689
[7]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	45,742	40,035
[7]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	43,705	36,997
	Plains All American Pipeline LP	3.850%	10/15/23	36,775	36,930
[7]	Schlumberger Holdings Corp.	3.900%	5/17/28	31,025	30,420
	Schlumberger Investment SA	3.650%	12/1/23	44,520	45,142
	Shell International Finance BV	3.250%	5/11/25	11,051	11,126
	Shell International Finance BV	4.125%	5/11/35	43,465	43,224
	Shell International Finance BV	5.500%	3/25/40	12,990	14,618
	Shell International Finance BV	2.875%	11/26/41	15,000	12,255
	Shell International Finance BV	4.375%	5/11/45	96,700	96,214
	Shell International Finance BV	4.000%	5/10/46	10,000	9,420
	Shell International Finance BV	3.000%	11/26/51	52,435	41,439
	Suncor Energy Inc.	5.950%	12/1/34	20,700	22,451
	TotalEnergies Capital International SA	2.700%	1/25/23	36,510	36,616
	TotalEnergies Capital International SA	3.750%	4/10/24	41,500	42,260
	TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	48,892
	TransCanada PipeLines Ltd.	4.100%	4/15/30	7,125	7,045
					1,219,279
Financials (9.0%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	26,475
	AerCap Ireland Capital DAC	3.000%	10/29/28	15,230	13,347
	AerCap Ireland Capital DAC	3.400%	10/29/33	9,080	7,559
	AerCap Ireland Capital DAC	3.850%	10/29/41	7,230	5,644
[7]	AIA Group Ltd.	3.600%	4/9/29	50,475	49,410
[7]	AIA Group Ltd.	3.375%	4/7/30	12,460	11,928
	American International Group Inc.	6.250%	5/1/36	7,775	9,083
	American International Group Inc.	4.800%	7/10/45	7,130	7,069
	American International Group Inc.	4.750%	4/1/48	21,995	22,328
	American International Group Inc.	4.375%	6/30/50	12,500	12,044
	Ameriprise Financial Inc.	4.500%	5/13/32	11,845	12,023
	Aon Corp.	2.850%	5/28/27	18,870	18,047
[7]	Athene Global Funding	1.000%	4/16/24	22,095	21,023
[7]	Athene Global Funding	1.985%	8/19/28	290	247
[7]	Athene Global Funding	2.717%	1/7/29	33,350	29,280
[7]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	22,135	18,206
[7]	Aviation Capital Group LLC	1.950%	9/20/26	14,298	12,517
[7]	Avolon Holdings Funding Ltd.	2.528%	11/18/27	10,000	8,658
	Banco Santander SA	3.125%	2/23/23	28,400	28,447
	Banco Santander SA	3.848%	4/12/23	16,400	16,509
	Banco Santander SA	1.849%	3/25/26	14,000	12,858
	Banco Santander SA	2.749%	12/3/30	15,600	12,882
12

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	2.958%	3/25/31	10,000	8,697
[4]	Bank of America Corp.	4.000%	1/22/25	32,900	33,135
[4]	Bank of America Corp.	3.500%	4/19/26	10,000	9,954
[4]	Bank of America Corp.	3.559%	4/23/27	86,705	85,138
[4]	Bank of America Corp.	3.593%	7/21/28	37,950	36,889
[4]	Bank of America Corp.	3.419%	12/20/28	8,681	8,309
[4]	Bank of America Corp.	4.271%	7/23/29	74,365	73,994
[4]	Bank of America Corp.	3.974%	2/7/30	120,185	117,290
[4]	Bank of America Corp.	3.194%	7/23/30	35,285	32,700
[4]	Bank of America Corp.	2.496%	2/13/31	50,870	44,643
	Bank of America Corp.	2.572%	10/20/32	17,275	14,842
	Bank of America Corp.	4.571%	4/27/33	20,000	20,240
	Bank of America Corp.	3.846%	3/8/37	53,115	48,052
[4]	Bank of America Corp.	5.875%	2/7/42	9,965	11,435
	Bank of America Corp.	3.311%	4/22/42	55,635	46,538
[4]	Bank of America Corp.	5.000%	1/21/44	39,433	40,828
[4]	Bank of America Corp.	3.946%	1/23/49	5,380	4,883
[4]	Bank of America Corp.	4.330%	3/15/50	78,120	74,585
	Bank of America Corp.	2.972%	7/21/52	65,950	49,709
[4]	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	27,918
	Bank of Nova Scotia	2.700%	8/3/26	63,160	60,467
	Bank of Nova Scotia	1.950%	2/2/27	12,470	11,454
[7]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	34,305	31,058
[4]	Barclays plc	3.932%	5/7/25	55,605	55,584
[4]	Barclays plc	2.852%	5/7/26	9,975	9,600
	Barclays plc	2.279%	11/24/27	14,930	13,549
	Barclays plc	2.667%	3/10/32	44,170	37,276
	Barclays plc	2.894%	11/24/32	43,865	37,043
	Barclays plc	3.330%	11/24/42	37,170	28,952
[8]	Barclays plc, 3M USD LIBOR + 1.380%	2.791%	5/16/24	36,385	36,546
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	9,700	8,968
	BlackRock Inc.	2.100%	2/25/32	25,005	21,383
[7]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	19,130	16,507
[4]	BNP Paribas SA	3.250%	3/3/23	7,620	7,668
[7]	BNP Paribas SA	3.800%	1/10/24	25,780	25,880
[7]	BNP Paribas SA	3.375%	1/9/25	60,670	60,053
[7]	BNP Paribas SA	2.819%	11/19/25	45,685	44,196
[7]	BNP Paribas SA	1.323%	1/13/27	18,995	16,997
[7]	BNP Paribas SA	3.500%	11/16/27	69,325	66,242
[7]	BNP Paribas SA	2.591%	1/20/28	35,220	32,341
[7]	BNP Paribas SA	2.159%	9/15/29	31,165	26,861
[7]	BNP Paribas SA	2.871%	4/19/32	23,435	20,049
[7]	BPCE SA	5.700%	10/22/23	6,225	6,379
	BPCE SA	4.000%	4/15/24	30,615	30,983
[7]	BPCE SA	5.150%	7/21/24	43,790	44,601
[7]	BPCE SA	2.045%	10/19/27	25,245	22,712
[7]	BPCE SA	3.500%	10/23/27	64,230	60,833
[7]	BPCE SA	2.700%	10/1/29	50,000	44,630
[7]	Brighthouse Financial Global Funding	1.000%	4/12/24	2,425	2,304
[7]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,910	15,952
[7]	Brighthouse Financial Global Funding	1.550%	5/24/26	20,210	18,459
[7]	Brighthouse Financial Global Funding	2.000%	6/28/28	16,275	14,337
[7]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	33,885	31,087
[8]	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	1.605%	6/16/22	57,780	57,791
	Capital One Financial Corp.	3.750%	4/24/24	55,460	55,870
	Capital One Financial Corp.	3.200%	2/5/25	24,185	23,912
	Charles Schwab Corp.	0.750%	3/18/24	30,130	29,146
13

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	3.200%	3/2/27	19,665	19,417
	Charles Schwab Corp.	2.000%	3/20/28	27,375	24,993
	Charles Schwab Corp.	2.900%	3/3/32	47,215	42,857
	Chubb Corp.	6.000%	5/11/37	50,000	60,791
	Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	22,536
	Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	29,348
	Citigroup Inc.	0.981%	5/1/25	32,820	31,181
	Citigroup Inc.	1.462%	6/9/27	66,630	60,011
[4]	Citigroup Inc.	3.070%	2/24/28	65,000	61,999
	Citigroup Inc.	4.125%	7/25/28	14,550	14,324
[4]	Citigroup Inc.	3.520%	10/27/28	72,550	69,889
	Citigroup Inc.	6.625%	6/15/32	45,000	50,987
	Citigroup Inc.	2.520%	11/3/32	25,750	21,759
[4]	Citigroup Inc.	3.878%	1/24/39	37,030	33,867
	Citigroup Inc.	2.904%	11/3/42	19,370	15,028
[7]	CNO Global Funding	1.650%	1/6/25	8,725	8,282
[7]	CNO Global Funding	2.650%	1/6/29	12,585	11,273
[4]	Comerica Bank	2.500%	7/23/24	27,415	26,915
[7]	Commonwealth Bank of Australia	2.688%	3/11/31	74,015	62,108
[7]	Commonwealth Bank of Australia	3.784%	3/14/32	9,885	8,921
[7]	Cooperatieve Rabobank UA	1.106%	2/24/27	46,710	41,948
[7]	Corebridge Financial Inc.	3.900%	4/5/32	32,260	30,749
[7]	Corebridge Financial Inc.	4.350%	4/5/42	2,760	2,523
[7]	Corebridge Financial Inc.	4.400%	4/5/52	27,235	24,462
[7]	Credit Agricole SA	3.750%	4/24/23	31,675	31,876
[7]	Credit Agricole SA	3.250%	10/4/24	71,600	71,007
[4]	Credit Suisse AG	3.625%	9/9/24	4,885	4,874
[7]	Credit Suisse Group AG	4.207%	6/12/24	12,375	12,410
	Credit Suisse Group AG	3.750%	3/26/25	67,850	67,098
[7]	Credit Suisse Group AG	2.593%	9/11/25	17,585	16,822
[7]	Credit Suisse Group AG	1.305%	2/2/27	14,940	13,090
[7]	Credit Suisse Group AG	3.869%	1/12/29	10,980	10,285
[7]	Credit Suisse Group AG	3.091%	5/14/32	59,185	49,765
[7,8]	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	2.043%	6/12/24	25,015	25,106
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	55,260	55,507
[7]	Danske Bank A/S	3.875%	9/12/23	46,290	46,519
[7]	Danske Bank A/S	5.375%	1/12/24	28,240	28,873
[7]	Danske Bank A/S	1.621%	9/11/26	28,990	26,388
[7]	Danske Bank A/S	1.549%	9/10/27	55,460	49,292
[7]	DNB Bank ASA	1.535%	5/25/27	44,030	39,900
[7]	DNB Bank ASA	1.605%	3/30/28	45,870	40,629
[7]	Equitable Financial Life Global Funding	1.400%	7/7/25	10,395	9,719
[7]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,755	24,196
[7]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,440	11,347
[7]	Equitable Financial Life Global Funding	1.400%	8/27/27	18,220	16,102
[7]	Equitable Financial Life Global Funding	1.800%	3/8/28	28,220	25,031
[7]	Farmers Exchange Capital	7.050%	7/15/28	25,000	27,829
	Fifth Third Bancorp	2.550%	5/5/27	19,150	17,988
	Fifth Third Bancorp	4.055%	4/25/28	11,040	10,962
	Fifth Third Bancorp	4.337%	4/25/33	40,175	39,991
[7]	Five Corners Funding Trust	4.419%	11/15/23	5,935	6,025
[7]	Five Corners Funding Trust II	2.850%	5/15/30	30,000	26,699
[7]	GA Global Funding Trust	1.000%	4/8/24	21,750	20,698
	Globe Life Inc.	7.875%	5/15/23	45,000	46,924
	Globe Life Inc.	4.800%	6/15/32	4,155	4,213
	Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	35,624
	Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	17,582
14

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	46,260	45,847
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	17,896
	Goldman Sachs Group Inc.	1.431%	3/9/27	71,545	64,795
	Goldman Sachs Group Inc.	1.542%	9/10/27	97,685	88,112
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	15,055	14,731
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	23,795	23,219
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	67,301
	Goldman Sachs Group Inc.	3.800%	3/15/30	19,490	18,729
	Goldman Sachs Group Inc.	1.992%	1/27/32	30,600	25,238
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,125	76,052
	Goldman Sachs Group Inc.	2.383%	7/21/32	67,160	56,449
	Goldman Sachs Group Inc.	2.650%	10/21/32	14,050	12,075
	Goldman Sachs Group Inc.	3.102%	2/24/33	38,620	34,614
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	51,935
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,135	23,782
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	25,675	25,876
[7]	Guardian Life Global Funding	1.250%	5/13/26	6,735	6,156
	HSBC Holdings plc	3.600%	5/25/23	60,200	60,707
	HSBC Holdings plc	0.976%	5/24/25	10,150	9,583
	HSBC Holdings plc	3.900%	5/25/26	12,085	12,002
	HSBC Holdings plc	1.589%	5/24/27	25,850	23,125
	HSBC Holdings plc	2.251%	11/22/27	74,610	67,810
[4]	HSBC Holdings plc	4.041%	3/13/28	21,805	21,311
[4]	HSBC Holdings plc	4.583%	6/19/29	40,480	40,080
	HSBC Holdings plc	2.206%	8/17/29	53,960	46,760
[4]	HSBC Holdings plc	2.357%	8/18/31	54,320	45,456
	HSBC Holdings plc	2.804%	5/24/32	50,910	43,309
	HSBC Holdings plc	2.871%	11/22/32	52,995	45,173
	HSBC Holdings plc	6.500%	5/2/36	25,000	28,037
	HSBC Holdings plc	6.100%	1/14/42	40,665	45,633
	HSBC Holdings plc	5.250%	3/14/44	13,210	13,006
[8]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	2.455%	5/18/24	26,340	26,318
	HSBC USA Inc.	3.500%	6/23/24	28,025	28,124
	Huntington National Bank	4.552%	5/17/28	11,240	11,440
	ING Groep NV	3.950%	3/29/27	44,565	43,811
	ING Groep NV	1.726%	4/1/27	16,075	14,555
	Intercontinental Exchange Inc.	4.350%	6/15/29	12,295	12,439
	Intercontinental Exchange Inc.	1.850%	9/15/32	26,030	21,131
	Intercontinental Exchange Inc.	4.600%	3/15/33	38,595	39,470
	Intercontinental Exchange Inc.	2.650%	9/15/40	5,860	4,518
	Intercontinental Exchange Inc.	3.000%	6/15/50	55,205	41,925
	Intercontinental Exchange Inc.	4.950%	6/15/52	74,200	76,528
[7]	JAB Holdings BV	2.200%	11/23/30	9,385	7,693
[7]	JAB Holdings BV	3.750%	5/28/51	19,275	14,378
[7]	JAB Holdings BV	4.500%	4/8/52	31,940	26,349
[7]	Jackson National Life Global Funding	3.250%	1/30/24	24,070	24,034
[7]	Jackson National Life Global Funding	1.750%	1/12/25	18,915	17,992
[7]	Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	21,894
	JPMorgan Chase & Co.	3.375%	5/1/23	15,450	15,558
	JPMorgan Chase & Co.	3.875%	2/1/24	39,000	39,700
	JPMorgan Chase & Co.	3.900%	7/15/25	13,870	14,119
	JPMorgan Chase & Co.	4.125%	12/15/26	29,835	30,084
	JPMorgan Chase & Co.	4.250%	10/1/27	13,420	13,583
	JPMorgan Chase & Co.	2.069%	6/1/29	42,085	37,310
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	65,186
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	16,000	15,411
	JPMorgan Chase & Co.	2.580%	4/22/32	58,675	51,086
15

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	4.586%	4/26/33	30,000	30,757
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	19,440	16,021
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	107,043
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	19,659
	JPMorgan Chase & Co.	3.157%	4/22/42	50,000	41,309
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	17,760
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	15,330
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	159,600	144,512
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	19,885	15,564
[7]	Liberty Mutual Group Inc.	4.250%	6/15/23	3,160	3,191
[7]	Liberty Mutual Group Inc.	4.569%	2/1/29	11,170	11,293
[7]	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	35,778
[7]	LSEGA Financing plc	1.375%	4/6/26	56,790	51,684
[7]	LSEGA Financing plc	2.000%	4/6/28	24,615	21,958
[7]	LSEGA Financing plc	2.500%	4/6/31	37,780	33,125
[7]	Macquarie Group Ltd.	4.150%	3/27/24	49,500	49,829
[7]	Macquarie Group Ltd.	1.935%	4/14/28	42,835	37,634
[7]	Macquarie Group Ltd.	2.871%	1/14/33	59,895	50,151
[4]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	24,370
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	23,808
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,915	11,327
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	20,255	15,167
[7]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	30,000	21,558
	MetLife Inc.	3.600%	4/10/24	35,035	35,543
	MetLife Inc.	4.125%	8/13/42	15,565	14,711
	MetLife Inc.	4.875%	11/13/43	17,000	17,630
[7]	Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	23,320
[7]	Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	20,616
[7]	Metropolitan Life Global Funding I	2.400%	1/11/32	50,825	44,153
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	67,980	68,059
[4]	Morgan Stanley	3.875%	4/29/24	97,010	98,955
[4]	Morgan Stanley	3.700%	10/23/24	29,050	29,462
	Morgan Stanley	0.790%	5/30/25	42,545	40,253
[4]	Morgan Stanley	2.720%	7/22/25	53,860	52,814
[4]	Morgan Stanley	4.000%	7/23/25	29,455	29,830
	Morgan Stanley	2.630%	2/18/26	61,765	59,933
[4]	Morgan Stanley	3.125%	7/27/26	11,435	11,179
[4]	Morgan Stanley	6.250%	8/9/26	20,000	21,780
	Morgan Stanley	3.625%	1/20/27	60,000	59,503
[4]	Morgan Stanley	3.772%	1/24/29	56,905	55,579
[4]	Morgan Stanley	2.699%	1/22/31	74,290	66,663
[4]	Morgan Stanley	1.928%	4/28/32	50,000	41,228
[4]	Morgan Stanley	2.239%	7/21/32	81,175	68,592
[4]	Morgan Stanley	2.511%	10/20/32	36,580	31,468
	Morgan Stanley	2.943%	1/21/33	31,555	28,154
	Morgan Stanley	2.484%	9/16/36	43,080	34,740
	Morgan Stanley	5.297%	4/20/37	10,595	10,724
	Morgan Stanley	4.300%	1/27/45	18,360	17,510
	Nasdaq Inc.	3.250%	4/28/50	10,000	7,548
	Nasdaq Inc.	3.950%	3/7/52	35,070	29,838
[6]	National Australia Bank Ltd.	3.905%	6/9/27	26,550	26,550
[7]	National Australia Bank Ltd.	2.332%	8/21/30	75,550	62,104
[7]	National Australia Bank Ltd.	2.990%	5/21/31	62,492	53,553
[7]	National Australia Bank Ltd.	3.347%	1/12/37	35,275	30,650
[7]	Nationwide Financial Services Inc.	3.900%	11/30/49	48,905	42,062
[7]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	41,675	36,679
	NatWest Group plc	1.642%	6/14/27	29,040	26,069
[7]	NatWest Markets plc	0.800%	8/12/24	22,050	20,740
16

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	NBK SPC Ltd.	1.625%	9/15/27	67,900	61,096
[7]	New York Life Global Funding	2.900%	1/17/24	29,050	28,993
[7]	New York Life Insurance Co.	5.875%	5/15/33	55,395	62,576
[7]	New York Life Insurance Co.	3.750%	5/15/50	9,245	7,929
[7]	New York Life Insurance Co.	4.450%	5/15/69	15,270	13,738
[7]	Nordea Bank Abp	1.500%	9/30/26	65,800	59,481
[7]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,134	21,015
[7]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,324	7,413
[7]	Pacific Life Global Funding II	1.375%	4/14/26	27,085	24,688
[7]	Penske Truck Leasing Co. LP	3.450%	7/1/24	16,420	16,314
[7]	Penske Truck Leasing Co. LP	2.700%	11/1/24	10,220	9,985
[7]	Penske Truck Leasing Co. LP	3.950%	3/10/25	52,010	52,053
[7]	Penske Truck Leasing Co. LP	4.450%	1/29/26	16,450	16,554
[4]	PNC Bank NA	3.300%	10/30/24	18,195	18,235
[4]	PNC Bank NA	4.200%	11/1/25	16,650	16,903
[4]	PNC Bank NA	3.100%	10/25/27	41,975	40,759
[4]	PNC Bank NA	3.250%	1/22/28	60,465	58,784
	PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	42,154
	PNC Financial Services Group Inc.	2.550%	1/22/30	54,405	48,828
[7]	Principal Life Global Funding II	2.500%	9/16/29	25,000	22,400
	Prudential plc	3.125%	4/14/30	14,640	13,597
[7]	RGA Global Funding	2.700%	1/18/29	14,330	13,013
	Santander Holdings USA Inc.	3.400%	1/18/23	20,375	20,408
[7]	Standard Chartered plc	1.214%	3/23/25	6,465	6,157
[7]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	58,195	55,657
[7]	Svenska Handelsbanken AB	1.418%	6/11/27	62,395	56,645
[7]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	24,830	24,775
[7]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	42,390	39,450
[4]	Truist Bank	3.300%	5/15/26	12,895	12,688
[4]	Truist Financial Corp.	2.200%	3/16/23	31,045	31,037
[4]	Truist Financial Corp.	3.700%	6/5/25	49,000	49,377
[4]	Truist Financial Corp.	1.950%	6/5/30	22,005	18,883
[7]	UBS AG	1.250%	6/1/26	36,125	32,658
[7]	UBS Group AG	1.494%	8/10/27	40,005	35,677
[7]	UBS Group AG	3.126%	8/13/30	16,000	14,613
[7]	UBS Group AG	2.095%	2/11/32	23,650	19,510
[7]	UBS Group AG	2.746%	2/11/33	37,160	31,690
[7]	UBS Group AG	3.179%	2/11/43	36,770	29,161
[7]	UniCredit SpA	1.982%	6/3/27	35,165	31,159
[7]	UniCredit SpA	3.127%	6/3/32	38,145	31,559
[4]	US Bancorp	3.700%	1/30/24	52,500	53,353
[4]	US Bancorp	2.677%	1/27/33	65,020	57,807
	US Bancorp	2.491%	11/3/36	64,150	53,918
	Wells Fargo & Co.	4.480%	1/16/24	46,156	47,229
[4]	Wells Fargo & Co.	3.750%	1/24/24	50,755	51,450
[4]	Wells Fargo & Co.	0.805%	5/19/25	13,885	13,161
[4]	Wells Fargo & Co.	3.550%	9/29/25	32,170	32,288
	Wells Fargo & Co.	3.000%	4/22/26	39,405	38,264
[4]	Wells Fargo & Co.	3.196%	6/17/27	60,555	58,618
[4]	Wells Fargo & Co.	3.526%	3/24/28	19,500	18,985
[4]	Wells Fargo & Co.	2.879%	10/30/30	15,000	13,666
[4]	Wells Fargo & Co.	2.572%	2/11/31	76,020	67,621
[4]	Wells Fargo & Co.	3.350%	3/2/33	7,970	7,355
	Wells Fargo & Co.	5.606%	1/15/44	68,281	73,658
[4]	Wells Fargo & Co.	4.650%	11/4/44	10,315	9,878
[4]	Wells Fargo & Co.	4.900%	11/17/45	19,160	18,991
17

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wells Fargo & Co.	4.400%	6/14/46	73,300	68,705
[4]	Wells Fargo & Co.	4.750%	12/7/46	23,150	22,612
[4]	Wells Fargo & Co.	4.611%	4/25/53	79,025	77,916
					9,949,114
Health Care (2.5%)
	AbbVie Inc.	3.800%	3/15/25	15,725	15,909
	AbbVie Inc.	3.200%	11/21/29	22,425	21,123
	AbbVie Inc.	4.300%	5/14/36	5,120	5,023
	AbbVie Inc.	4.050%	11/21/39	20,255	18,875
	AbbVie Inc.	4.400%	11/6/42	6,405	6,136
	AbbVie Inc.	4.850%	6/15/44	18,000	18,126
	AbbVie Inc.	4.450%	5/14/46	17,155	16,449
[4]	AdventHealth Obligated Group	2.795%	11/15/51	30,030	21,934
[4]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	7,210	6,268
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	8,980	7,009
	Aetna Inc.	2.800%	6/15/23	25,660	25,717
[7]	Alcon Finance Corp.	2.750%	9/23/26	5,830	5,516
[7]	Alcon Finance Corp.	2.600%	5/27/30	4,690	4,092
[7]	Alcon Finance Corp.	3.800%	9/23/49	22,830	18,859
	AmerisourceBergen Corp.	0.737%	3/15/23	56,400	55,591
	Amgen Inc.	2.300%	2/25/31	43,075	37,871
	Amgen Inc.	3.350%	2/22/32	5,840	5,514
	Amgen Inc.	3.150%	2/21/40	16,740	13,852
	Anthem Inc.	3.300%	1/15/23	42,468	42,669
	Anthem Inc.	3.650%	12/1/27	26,975	26,841
	Anthem Inc.	4.101%	3/1/28	40,910	41,438
	Anthem Inc.	2.550%	3/15/31	35,565	31,624
	Anthem Inc.	4.650%	8/15/44	2,876	2,848
[4]	Ascension Health	2.532%	11/15/29	22,515	20,578
[4]	Ascension Health	4.847%	11/15/53	23,970	25,895
	AstraZeneca plc	4.000%	1/17/29	47,000	47,744
	AstraZeneca plc	6.450%	9/15/37	23,385	29,435
	Banner Health	2.907%	1/1/42	29,965	24,054
[7]	Baxter International Inc.	2.272%	12/1/28	27,495	24,623
[7]	Bayer US Finance II LLC	4.250%	12/15/25	46,665	47,190
[7]	Bayer US Finance LLC	3.375%	10/8/24	33,220	32,951
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	13,585	10,106
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,085	16,193
[4]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,305	9,432
	Bristol-Myers Squibb Co.	2.750%	2/15/23	4,553	4,569
	Bristol-Myers Squibb Co.	3.400%	7/26/29	9,588	9,469
	Bristol-Myers Squibb Co.	2.950%	3/15/32	3,970	3,742
	Bristol-Myers Squibb Co.	4.125%	6/15/39	17,720	17,471
	Bristol-Myers Squibb Co.	3.550%	3/15/42	41,245	37,261
	Bristol-Myers Squibb Co.	4.550%	2/20/48	5,703	5,853
	Bristol-Myers Squibb Co.	4.250%	10/26/49	20,963	20,735
	Bristol-Myers Squibb Co.	2.550%	11/13/50	11,865	8,793
	Bristol-Myers Squibb Co.	3.700%	3/15/52	17,175	15,566
[4]	Cedars-Sinai Health System	2.288%	8/15/31	43,795	38,211
[4]	Children's Hospital Corp.	2.585%	2/1/50	5,460	3,854
[4]	Cigna Corp.	3.250%	4/15/25	31,655	31,522
	Cigna Corp.	4.375%	10/15/28	18,600	18,877
	CommonSpirit Health	2.950%	11/1/22	13,735	13,784
	CommonSpirit Health	4.200%	8/1/23	9,885	10,000
	CommonSpirit Health	2.760%	10/1/24	29,395	28,845
	CommonSpirit Health	3.347%	10/1/29	36,655	34,068
	CommonSpirit Health	2.782%	10/1/30	21,827	19,210
18

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	CommonSpirit Health	4.350%	11/1/42	30,380	27,502
	CommonSpirit Health	4.187%	10/1/49	54,248	46,765
	CommonSpirit Health	3.910%	10/1/50	7,125	5,847
[4]	Cottage Health Obligated Group	3.304%	11/1/49	9,875	8,087
[7]	CSL Finance plc	4.250%	4/27/32	22,790	22,802
[7]	CSL Finance plc	4.750%	4/27/52	3,605	3,584
	CVS Health Corp.	4.300%	3/25/28	953	965
	CVS Health Corp.	1.750%	8/21/30	4,940	4,110
	CVS Health Corp.	4.875%	7/20/35	6,900	7,108
	CVS Health Corp.	4.125%	4/1/40	11,570	10,608
	CVS Health Corp.	5.125%	7/20/45	31,100	31,735
	Dignity Health	3.812%	11/1/24	20,780	20,893
	Gilead Sciences Inc.	3.700%	4/1/24	26,895	27,241
	Gilead Sciences Inc.	3.500%	2/1/25	22,335	22,452
	Gilead Sciences Inc.	2.600%	10/1/40	20,000	15,295
	Gilead Sciences Inc.	4.500%	2/1/45	9,915	9,526
	Gilead Sciences Inc.	4.150%	3/1/47	14,930	13,745
	Gilead Sciences Inc.	2.800%	10/1/50	48,610	35,506
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	31,740	31,871
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	51,221
[7]	HCA Inc.	3.625%	3/15/32	10,560	9,623
[7]	HCA Inc.	4.375%	3/15/42	4,620	4,053
[7]	HCA Inc.	4.625%	3/15/52	8,985	7,944
[4]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,370	9,224
	Inova Health System Foundation	4.068%	5/15/52	20,740	19,983
	Kaiser Foundation Hospitals	3.150%	5/1/27	14,823	14,560
[4]	Kaiser Foundation Hospitals	2.810%	6/1/41	37,455	29,856
	Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	15,018
[4]	Kaiser Foundation Hospitals	3.002%	6/1/51	36,720	28,727
[4]	Mass General Brigham Inc.	3.192%	7/1/49	24,480	19,717
[4]	Mass General Brigham Inc.	3.342%	7/1/60	32,045	25,313
	Medtronic Inc.	3.500%	3/15/25	13,468	13,692
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	18,985	14,849
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,320	11,829
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	10,630	10,221
	Merck & Co. Inc.	3.400%	3/7/29	49,240	48,710
	Merck & Co. Inc.	4.150%	5/18/43	22,090	21,946
	Merck & Co. Inc.	4.000%	3/7/49	52,385	50,847
[4]	Mercy Health	4.302%	7/1/28	20,339	20,795
	Novartis Capital Corp.	3.400%	5/6/24	16,695	16,930
	Novartis Capital Corp.	4.400%	5/6/44	25,896	26,753
	OhioHealth Corp.	2.297%	11/15/31	26,665	23,360
	OhioHealth Corp.	2.834%	11/15/41	16,515	13,258
	Pfizer Inc.	3.450%	3/15/29	70,335	69,615
	Pfizer Inc.	1.700%	5/28/30	6,065	5,268
	Pfizer Inc.	4.100%	9/15/38	53,995	53,869
	Pfizer Inc.	2.550%	5/28/40	7,535	6,150
[4]	Piedmont Healthcare Inc.	2.044%	1/1/32	8,825	7,422
[4]	Piedmont Healthcare Inc.	2.719%	1/1/42	8,830	6,702
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,725	8,470
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	17,470	15,685
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	11,805	10,590
[4]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	39,905	27,625
[7]	Roche Holdings Inc.	2.607%	12/13/51	8,330	6,361
19

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royalty Pharma plc	2.200%	9/2/30	4,445	3,709
	Royalty Pharma plc	3.550%	9/2/50	44,555	32,754
[4]	Rush Obligated Group	3.922%	11/15/29	11,880	11,461
[4]	SSM Health Care Corp.	3.823%	6/1/27	34,910	34,919
[4]	Sutter Health	2.294%	8/15/30	18,345	15,807
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,355	26,025
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,255	14,682
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,965	7,949
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	19,335	16,565
	Toledo Hospital	5.750%	11/15/38	18,440	19,321
	UnitedHealth Group Inc.	3.100%	3/15/26	15,350	15,263
	UnitedHealth Group Inc.	3.850%	6/15/28	34,565	35,192
	UnitedHealth Group Inc.	2.000%	5/15/30	7,515	6,633
	UnitedHealth Group Inc.	2.300%	5/15/31	14,960	13,325
	UnitedHealth Group Inc.	4.200%	5/15/32	13,545	13,875
	UnitedHealth Group Inc.	4.625%	7/15/35	9,595	10,127
	UnitedHealth Group Inc.	3.500%	8/15/39	7,480	6,782
	UnitedHealth Group Inc.	2.750%	5/15/40	8,505	6,955
	UnitedHealth Group Inc.	4.250%	3/15/43	67,400	66,251
	UnitedHealth Group Inc.	4.750%	7/15/45	24,520	25,798
	UnitedHealth Group Inc.	4.200%	1/15/47	8,620	8,398
	UnitedHealth Group Inc.	3.750%	10/15/47	4,985	4,549
	UnitedHealth Group Inc.	4.250%	6/15/48	22,215	21,873
	UnitedHealth Group Inc.	4.450%	12/15/48	4,970	5,013
	UnitedHealth Group Inc.	3.700%	8/15/49	23,160	20,865
	UnitedHealth Group Inc.	2.900%	5/15/50	55,870	43,592
	UnitedHealth Group Inc.	3.250%	5/15/51	40,050	33,527
	UnitedHealth Group Inc.	4.750%	5/15/52	7,175	7,575
	UnitedHealth Group Inc.	3.875%	8/15/59	19,125	17,283
	UnitedHealth Group Inc.	3.125%	5/15/60	33,830	25,995
	Wyeth LLC	5.950%	4/1/37	25,000	30,116
	Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	30,755
					2,764,077
Industrials (0.9%)
[7]	Ashtead Capital Inc.	2.450%	8/12/31	17,915	14,433
[7]	BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	10,925
[7]	BAE Systems plc	3.400%	4/15/30	7,335	6,857
	Boeing Co.	1.433%	2/4/24	15,490	14,929
	Boeing Co.	2.700%	2/1/27	17,155	15,786
	Boeing Co.	3.625%	2/1/31	24,800	22,309
	Boeing Co.	8.625%	11/15/31	9,460	11,551
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	21,496
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	21,164
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,000	6,027
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	13,365	12,759
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,715	2,568
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,950	7,932
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	20,000	16,654
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	32,935	25,567
[6]	Burlington Northern Santa Fe LLC	4.450%	1/15/53	6,765	6,728
	Canadian National Railway Co.	2.450%	5/1/50	6,870	4,852
	Canadian Pacific Railway Co.	2.450%	12/2/31	8,735	7,709
	Canadian Pacific Railway Co.	3.100%	12/2/51	31,340	24,601
	Carrier Global Corp.	2.722%	2/15/30	15,418	13,650
	Caterpillar Inc.	3.400%	5/15/24	14,200	14,405
	CSX Corp.	4.300%	3/1/48	16,150	15,386
	CSX Corp.	3.350%	9/15/49	5,535	4,530
20

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Daimler Trucks Finance North America LLC	3.650%	4/7/27	15,205	14,908
	Deere & Co.	7.125%	3/3/31	17,500	21,569
[7]	ERAC USA Finance LLC	5.625%	3/15/42	21,787	22,833
	Illinois Tool Works Inc.	3.500%	3/1/24	52,955	53,568
[4]	John Deere Capital Corp.	3.450%	3/13/25	43,145	43,762
[4]	Kansas City Southern	4.950%	8/15/45	16,985	16,877
	Lockheed Martin Corp.	1.850%	6/15/30	1,700	1,483
	Lockheed Martin Corp.	4.500%	5/15/36	8,015	8,304
	Lockheed Martin Corp.	4.700%	5/15/46	14,370	15,148
	Lockheed Martin Corp.	4.090%	9/15/52	5,500	5,391
	Otis Worldwide Corp.	2.565%	2/15/30	8,000	7,101
	Parker-Hannifin Corp.	3.250%	6/14/29	9,650	9,046
[4]	Parker-Hannifin Corp.	4.450%	11/21/44	17,735	16,444
	Raytheon Technologies Corp.	4.125%	11/16/28	16,675	16,980
	Raytheon Technologies Corp.	4.450%	11/16/38	9,325	9,252
	Raytheon Technologies Corp.	4.500%	6/1/42	8,727	8,756
	Raytheon Technologies Corp.	3.750%	11/1/46	5,923	5,259
[7]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	61,400	61,490
[7]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	20,360	18,184
[7]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	35,655	31,050
[7]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	34,143
[4]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150%	8/1/22	1,780	1,788
	Teledyne Technologies Inc.	2.250%	4/1/28	37,435	33,360
	Teledyne Technologies Inc.	2.750%	4/1/31	41,220	35,888
	Union Pacific Corp.	3.700%	3/1/29	17,470	17,317
	Union Pacific Corp.	2.800%	2/14/32	4,025	3,677
	Union Pacific Corp.	3.375%	2/14/42	18,180	15,849
	Union Pacific Corp.	3.250%	2/5/50	5,565	4,609
	Union Pacific Corp.	3.799%	10/1/51	38,061	34,395
	Union Pacific Corp.	3.500%	2/14/53	65,235	56,439
	Union Pacific Corp.	3.839%	3/20/60	29,365	25,984
	Union Pacific Corp.	2.973%	9/16/62	22,015	16,124
	Union Pacific Corp.	3.750%	2/5/70	10,510	8,781
[4]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	5,294	4,950
					983,527
Real Estate (0.4%)
	American Tower Corp.	5.000%	2/15/24	2,770	2,847
	American Tower Corp.	4.400%	2/15/26	7,315	7,421
	American Tower Corp.	3.800%	8/15/29	33,804	31,961
	Boston Properties LP	3.125%	9/1/23	13,275	13,280
	Boston Properties LP	3.800%	2/1/24	1,750	1,763
	Crown Castle International Corp.	3.650%	9/1/27	10,215	9,954
	Crown Castle International Corp.	3.800%	2/15/28	8,435	8,213
	Crown Castle International Corp.	2.100%	4/1/31	71,340	58,737
	CubeSmart LP	2.250%	12/15/28	12,135	10,667
	Equinix Inc.	3.000%	7/15/50	34,420	24,816
	Healthpeak Properties Inc.	2.125%	12/1/28	30,395	27,098
	Healthpeak Properties Inc.	3.000%	1/15/30	31,475	28,769
	Realty Income Corp.	3.400%	1/15/28	5,900	5,715
	Realty Income Corp.	2.200%	6/15/28	24,400	21,945
	Realty Income Corp.	3.250%	1/15/31	12,940	12,147
	Realty Income Corp.	2.850%	12/15/32	16,610	14,896
[7]	SBA Tower Trust	3.448%	3/15/23	23,770	23,773
[7]	SBA Tower Trust	2.836%	1/15/25	25,075	24,348
[7]	SBA Tower Trust	1.884%	1/15/26	8,960	8,349
[7]	SBA Tower Trust	1.631%	11/15/26	34,975	30,844
21

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	SBA Tower Trust	1.840%	4/15/27	54,190	47,658
[7]	SBA Tower Trust	2.593%	10/15/31	51,750	43,838
[7]	Scentre Group Trust 1	4.375%	5/28/30	19,110	18,894
	Simon Property Group LP	3.750%	2/1/24	3,265	3,299
	Simon Property Group LP	3.375%	10/1/24	10,055	10,112
	Simon Property Group LP	2.450%	9/13/29	19,865	17,498
					508,842
Technology (1.7%)
	Apple Inc.	3.000%	2/9/24	22,535	22,734
	Apple Inc.	3.450%	5/6/24	39,950	40,602
	Apple Inc.	2.850%	5/11/24	44,990	45,215
	Apple Inc.	3.250%	2/23/26	37,631	37,933
	Apple Inc.	2.450%	8/4/26	43,466	42,454
	Apple Inc.	3.350%	2/9/27	55,925	56,427
	Apple Inc.	3.200%	5/11/27	39,185	39,265
	Apple Inc.	2.900%	9/12/27	55,355	54,426
	Apple Inc.	3.850%	5/4/43	17,000	16,424
	Apple Inc.	4.450%	5/6/44	5,075	5,310
	Apple Inc.	3.850%	8/4/46	36,890	35,488
	Apple Inc.	2.650%	5/11/50	17,660	13,811
	Apple Inc.	2.550%	8/20/60	48,290	35,198
	Broadcom Corp.	3.875%	1/15/27	11,385	11,197
	Broadcom Inc.	4.110%	9/15/28	37,859	36,989
	Broadcom Inc.	4.150%	11/15/30	24,480	23,332
[7]	Broadcom Inc.	2.600%	2/15/33	4,375	3,530
[7]	Broadcom Inc.	3.419%	4/15/33	10,535	9,124
[7]	Broadcom Inc.	3.500%	2/15/41	34,030	27,116
[7]	Broadcom Inc.	3.750%	2/15/51	11,745	9,183
	Cisco Systems Inc.	2.500%	9/20/26	15,676	15,299
	Intel Corp.	2.875%	5/11/24	29,395	29,550
	Intel Corp.	2.000%	8/12/31	3,635	3,137
	Intel Corp.	4.100%	5/19/46	51,605	49,385
	Intel Corp.	4.100%	5/11/47	21,904	20,646
	Intel Corp.	3.734%	12/8/47	8,096	7,257
	Intel Corp.	3.250%	11/15/49	19,400	16,033
	Intel Corp.	3.050%	8/12/51	43,925	34,712
	International Business Machines Corp.	3.625%	2/12/24	35,000	35,501
	International Business Machines Corp.	3.000%	5/15/24	86,100	86,292
	International Business Machines Corp.	3.300%	5/15/26	155,985	155,075
	International Business Machines Corp.	3.500%	5/15/29	103,700	100,176
	International Business Machines Corp.	5.875%	11/29/32	20,240	22,944
	Microsoft Corp.	3.125%	11/3/25	17,700	17,841
	Microsoft Corp.	3.500%	2/12/35	23,520	23,090
	Microsoft Corp.	3.450%	8/8/36	31,097	30,432
	Microsoft Corp.	2.525%	6/1/50	122,844	95,368
	Microsoft Corp.	2.921%	3/17/52	123,829	103,147
	Oracle Corp.	2.950%	11/15/24	79,830	78,625
	Oracle Corp.	1.650%	3/25/26	17,300	15,793
	Oracle Corp.	3.250%	11/15/27	97,075	90,955
	Oracle Corp.	4.000%	11/15/47	32,175	25,234
	Oracle Corp.	3.850%	4/1/60	18,200	13,060
	QUALCOMM Inc.	1.300%	5/20/28	27,474	24,318
	QUALCOMM Inc.	2.150%	5/20/30	29,475	26,350
	QUALCOMM Inc.	1.650%	5/20/32	41,155	34,011
	QUALCOMM Inc.	4.250%	5/20/32	8,865	9,193
	QUALCOMM Inc.	4.500%	5/20/52	20,340	20,565
[7]	S&P Global Inc.	2.700%	3/1/29	15,055	13,995
22

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	S&P Global Inc.	2.900%	3/1/32	7,355	6,722
[7]	S&P Global Inc.	3.700%	3/1/52	53,715	48,174
	Workday Inc.	3.700%	4/1/29	5,150	4,954
	Workday Inc.	3.800%	4/1/32	21,755	20,532
					1,844,124
Utilities (2.7%)
[4]	AEP Texas Inc.	4.150%	5/1/49	5,065	4,493
[4]	AEP Texas Inc.	3.450%	1/15/50	16,810	13,327
	Alabama Power Co.	5.700%	2/15/33	15,000	16,697
	Alabama Power Co.	3.750%	3/1/45	24,430	21,142
[4]	Alabama Power Co.	4.300%	7/15/48	28,015	26,392
	Ameren Illinois Co.	3.800%	5/15/28	22,215	22,238
	Ameren Illinois Co.	6.125%	12/15/28	54,000	57,483
	Ameren Illinois Co.	3.700%	12/1/47	5,045	4,459
	American Water Capital Corp.	2.950%	9/1/27	9,975	9,578
	American Water Capital Corp.	4.450%	6/1/32	22,115	22,699
	American Water Capital Corp.	3.750%	9/1/47	1,435	1,250
	American Water Capital Corp.	4.200%	9/1/48	30,403	28,361
	American Water Capital Corp.	4.150%	6/1/49	850	782
	American Water Capital Corp.	3.450%	5/1/50	2,280	1,895
	Arizona Public Service Co.	3.350%	5/15/50	11,220	8,619
	Baltimore Gas & Electric Co.	4.250%	9/15/48	5,000	4,765
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,549	5,016
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,185	47,568
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	830	943
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	11,130
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	15,865	14,971
[7]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	62,750	62,783
[7]	Boston Gas Co.	3.150%	8/1/27	5,385	5,100
[7]	Boston Gas Co.	3.001%	8/1/29	5,970	5,455
[7]	Boston Gas Co.	3.757%	3/16/32	4,225	3,998
[7]	Brooklyn Union Gas Co.	3.407%	3/10/26	2,685	2,623
[7]	Brooklyn Union Gas Co.	4.273%	3/15/48	61,265	51,848
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	8,068	8,046
	Cleco Corporate Holdings LLC	3.375%	9/15/29	9,180	8,365
	Commonwealth Edison Co.	4.350%	11/15/45	13,610	12,986
	Commonwealth Edison Co.	3.650%	6/15/46	6,365	5,629
[4]	Commonwealth Edison Co.	3.750%	8/15/47	10,000	8,954
	Commonwealth Edison Co.	4.000%	3/1/48	17,455	16,575
[4]	Commonwealth Edison Co.	3.850%	3/15/52	6,380	5,927
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	34,839
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	2,388
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,690	1,544
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	27,865	22,173
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	66,625	64,256
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	29,019	27,185
	Delmarva Power & Light Co.	3.500%	11/15/23	11,816	11,934
[7]	Dominion Energy Inc.	2.450%	1/15/23	111,320	111,118
[4]	Dominion Energy Inc.	5.250%	8/1/33	5,706	6,066
[4]	Dominion Energy Inc.	4.600%	3/15/49	27,385	26,448
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,886	5,787
	Dominion Energy South Carolina Inc.	5.800%	1/15/33	9,000	9,979
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,438	1,573
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	44,155	50,646
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	2,945	3,167
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	7,251	7,092
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	29,850	30,854
23

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,595
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	15,105
	Duke Energy Corp.	2.650%	9/1/26	11,775	11,306
	Duke Energy Corp.	3.400%	6/15/29	12,030	11,367
	Duke Energy Corp.	3.300%	6/15/41	31,380	25,371
	Duke Energy Corp.	4.800%	12/15/45	44,700	43,121
	Duke Energy Corp.	3.750%	9/1/46	9,940	8,265
	Duke Energy Corp.	3.500%	6/15/51	34,035	26,948
	Duke Energy Florida LLC	6.350%	9/15/37	8,000	9,371
	Duke Energy Florida LLC	6.400%	6/15/38	27,055	32,775
	Duke Energy Progress LLC	3.400%	4/1/32	15,845	15,169
	Duke Energy Progress LLC	6.300%	4/1/38	14,705	17,333
	Duke Energy Progress LLC	4.100%	3/15/43	615	575
	Duke Energy Progress LLC	4.200%	8/15/45	40,400	38,159
	Duke Energy Progress LLC	2.500%	8/15/50	2,475	1,781
	Duke Energy Progress LLC	4.000%	4/1/52	4,185	3,972
[4]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	34,870	32,421
[7]	East Ohio Gas Co.	2.000%	6/15/30	8,960	7,623
[7]	East Ohio Gas Co.	3.000%	6/15/50	13,050	9,795
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	21,445	21,576
	Emera US Finance LP	3.550%	6/15/26	34,050	33,289
	Entergy Louisiana LLC	3.120%	9/1/27	14,935	14,441
	Evergy Inc.	2.450%	9/15/24	10,420	10,161
	Evergy Kansas Central Inc.	3.250%	9/1/49	9,000	7,224
[4]	Evergy Metro Inc.	2.250%	6/1/30	5,680	5,000
	Evergy Metro Inc.	4.200%	3/15/48	3,419	3,155
[4]	Eversource Energy	2.900%	10/1/24	17,450	17,349
[4]	Eversource Energy	3.150%	1/15/25	5,025	4,977
[4]	Eversource Energy	3.300%	1/15/28	14,410	13,856
	Eversource Energy	3.375%	3/1/32	5,495	5,051
[7]	Exelon Corp.	3.350%	3/15/32	18,315	16,847
	Florida Power & Light Co.	5.650%	2/1/35	50,000	55,850
	Florida Power & Light Co.	4.950%	6/1/35	10,000	10,665
	Florida Power & Light Co.	5.650%	2/1/37	5,000	5,581
	Florida Power & Light Co.	5.950%	2/1/38	39,215	45,398
	Florida Power & Light Co.	5.690%	3/1/40	4,000	4,581
	Florida Power & Light Co.	3.700%	12/1/47	17,370	15,845
	Fortis Inc.	3.055%	10/4/26	28,565	27,536
	Georgia Power Co.	4.700%	5/15/32	21,575	22,310
	Georgia Power Co.	5.400%	6/1/40	6,665	6,625
[4]	Georgia Power Co.	4.750%	9/1/40	34,703	32,972
	Georgia Power Co.	4.300%	3/15/42	9,934	9,088
	Georgia Power Co.	5.125%	5/15/52	24,430	25,387
	Indiana Michigan Power Co.	4.250%	8/15/48	14,980	13,824
[7]	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	24,191
[7]	Massachusetts Electric Co.	5.900%	11/15/39	21,565	23,836
[7]	Metropolitan Edison Co.	4.300%	1/15/29	6,572	6,566
	MidAmerican Energy Co.	4.400%	10/15/44	1,050	1,017
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	5,227
	MidAmerican Energy Co.	4.250%	7/15/49	11,545	11,203
	MidAmerican Energy Co.	3.150%	4/15/50	45,450	37,083
[7]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,170	3,134
[7]	Monongahela Power Co.	5.400%	12/15/43	4,570	4,719
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,255	15,271
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	40,345	39,888
24

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Nevada Power Co.	3.125%	8/1/50	17,790	13,754
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	31,954
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	27,465	24,484
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	14,165	13,524
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	40,110	34,887
[7]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	35,886
[7]	Niagara Mohawk Power Corp.	3.025%	6/27/50	14,840	10,536
	NiSource Inc.	5.250%	2/15/43	14,588	14,338
	NiSource Inc.	4.800%	2/15/44	9,750	9,140
	Northern States Power Co.	2.250%	4/1/31	4,940	4,366
	Northern States Power Co.	6.250%	6/1/36	50,000	59,690
	Northern States Power Co.	4.500%	6/1/52	4,320	4,505
[7]	Oglethorpe Power Corp.	6.191%	1/1/31	36,565	40,128
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	6,607
	Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,643
	Oglethorpe Power Corp.	4.250%	4/1/46	19,060	16,045
[7]	Oglethorpe Power Corp.	4.500%	4/1/47	4,095	3,733
	Oglethorpe Power Corp.	5.050%	10/1/48	4,690	4,647
	Oglethorpe Power Corp.	5.250%	9/1/50	17,220	17,301
[7]	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,425	4,552
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	10,735	10,755
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,120	17,467
[7]	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,115	27,293
	PacifiCorp	2.950%	6/1/23	29,675	29,715
	PacifiCorp	2.700%	9/15/30	5,025	4,563
	PacifiCorp	5.900%	8/15/34	12,500	13,284
	PacifiCorp	6.250%	10/15/37	36,635	42,850
	PacifiCorp	4.125%	1/15/49	3,611	3,374
	PacifiCorp	4.150%	2/15/50	11,625	10,902
	PacifiCorp	3.300%	3/15/51	11,806	9,701
	PECO Energy Co.	2.850%	9/15/51	8,000	6,114
	PECO Energy Co.	4.600%	5/15/52	12,845	13,419
[4]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	3,775	3,188
[4]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	16,989	13,579
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	9,130	9,309
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	30,042
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	3,945
[4]	San Diego Gas & Electric Co.	1.700%	10/1/30	4,940	4,157
[4]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,390	4,758
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,940	5,651
[4]	San Diego Gas & Electric Co.	2.950%	8/15/51	714	561
	San Diego Gas & Electric Co.	3.700%	3/15/52	29,320	26,077
[4]	SCE Recovery Funding LLC	0.861%	11/15/31	9,377	8,251
[4]	SCE Recovery Funding LLC	1.942%	5/15/38	3,655	2,944
[4]	SCE Recovery Funding LLC	2.510%	11/15/43	3,310	2,975
	Sempra Energy	3.250%	6/15/27	80,765	78,279
	Sempra Energy	3.700%	4/1/29	2,295	2,214
	Sempra Energy	6.000%	10/15/39	14,800	16,572
[4]	Sierra Pacific Power Co.	3.375%	8/15/23	34,040	34,168
	Sierra Pacific Power Co.	2.600%	5/1/26	7,857	7,588
[4]	Southern California Edison Co.	3.700%	8/1/25	3,315	3,307
	Southern California Edison Co.	6.000%	1/15/34	7,695	8,436
[4]	Southern California Edison Co.	5.550%	1/15/37	50,475	52,030
[4]	Southern California Edison Co.	5.950%	2/1/38	40,000	43,268
	Southern California Edison Co.	6.050%	3/15/39	1,980	2,146
	Southern California Edison Co.	4.000%	4/1/47	6,530	5,577
[4]	Southern California Edison Co.	4.125%	3/1/48	11,495	9,861
	Southern California Edison Co.	3.650%	2/1/50	5,405	4,335
25

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern Co.	3.250%	7/1/26	30,885	30,182
	Southern Co.	4.400%	7/1/46	41,137	38,160
	Southwest Gas Corp.	2.200%	6/15/30	6,310	5,239
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	11,035
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	3,266
	Union Electric Co.	4.000%	4/1/48	14,316	13,065
	Union Electric Co.	3.900%	4/1/52	8,575	7,913
[4]	Virginia Electric & Power Co.	2.750%	3/15/23	34,540	34,609
[4]	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	15,927
[4]	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	1,990
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	19,101
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	49,910
					3,009,693
Total Corporate Bonds (Cost $25,295,989)					23,662,979
Sovereign Bonds (0.9%)
[4,7]	Bermuda	2.375%	8/20/30	17,415	15,301
[4,7]	Bermuda	3.375%	8/20/50	6,835	5,410
[4,7]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,705	16,785
[4,7]	Electricite de France SA	4.875%	9/21/38	69,680	63,965
[4,7]	Electricite de France SA	4.950%	10/13/45	15,100	13,551
	Equinor ASA	2.450%	1/17/23	15,017	15,056
	Equinor ASA	2.650%	1/15/24	14,000	14,031
	Equinor ASA	3.700%	3/1/24	25,320	25,670
	Equinor ASA	3.250%	11/10/24	25,200	25,329
	Equinor ASA	2.875%	4/6/25	4,775	4,754
	Equinor ASA	3.125%	4/6/30	80,155	76,769
	Equinor ASA	2.375%	5/22/30	7,585	6,851
[4]	International Bank for Reconstruction & Development	4.750%	2/15/35	40,000	46,064
[4,7]	Kingdom of Saudi Arabia	2.875%	3/4/23	30,195	30,240
[4,7]	NBN Co. Ltd.	1.625%	1/8/27	26,265	23,628
[4,7]	NBN Co. Ltd.	2.625%	5/5/31	29,355	25,534
[4,7]	NBN Co. Ltd.	2.500%	1/8/32	77,087	65,603
[4,7]	Qatar Energy	2.250%	7/12/31	31,765	28,200
[4,7]	Qatar Energy	3.125%	7/12/41	23,200	19,524
[4]	Republic of Chile	2.550%	1/27/32	18,800	16,623
[4]	Republic of Chile	2.550%	7/27/33	36,780	31,362
[4]	Republic of Chile	3.500%	1/31/34	20,300	18,806
	Republic of Chile	3.500%	4/15/53	20,175	16,332
[4]	Republic of Chile	3.100%	1/22/61	13,390	9,754
[4]	Republic of Colombia	4.000%	2/26/24	30,240	30,134
[4]	Republic of Panama	2.252%	9/29/32	32,430	26,638
[4]	Republic of Panama	3.870%	7/23/60	30,160	23,094
[4,7]	Saudi Arabian Oil Co.	3.500%	4/16/29	28,670	28,103
[4,7]	State of Qatar	3.875%	4/23/23	56,160	56,760
[4,7]	State of Qatar	3.375%	3/14/24	3,360	3,381
[4,7]	State of Qatar	4.400%	4/16/50	14,035	14,240
[4,7]	Temasek Financial I Ltd.	2.375%	1/23/23	45,150	45,100
[4,7]	Temasek Financial I Ltd.	3.625%	8/1/28	36,800	37,427
[4,7]	Temasek Financial I Ltd.	2.375%	8/2/41	46,170	36,759
[4,7]	Temasek Financial I Ltd.	2.250%	4/6/51	39,210	28,390
[4,7]	Temasek Financial I Ltd.	2.500%	10/6/70	22,880	15,799
[4]	United Mexican States	3.500%	2/12/34	20,325	17,902
[4]	United Mexican States	4.400%	2/12/52	35,725	29,530
Total Sovereign Bonds (Cost $1,107,482)					1,008,399
26

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (1.6%)
	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	2.650%	9/1/37	4,935	4,091
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	14,455	13,311
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,965	2,546
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	26,165	35,161
	Broward County FL Airport System Revenue	3.477%	10/1/43	10,370	8,875
	California GO	7.350%	11/1/39	56,970	75,379
	California Health Facilities Financing Authority Revenue	4.190%	6/1/37	6,410	6,135
	California Health Facilities Financing Authority Revenue	4.353%	6/1/41	15,060	14,176
	California State University Systemwide Revenue	2.719%	11/1/52	12,090	9,443
	California State University Systemwide Revenue	2.939%	11/1/52	15,225	12,007
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	3,205	3,968
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	33,870	41,003
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	57,835	70,015
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,260	2,623
	City of Riverside CA Pension Obligation Bonds	3.857%	6/1/45	8,775	7,941
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	7,405	6,289
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	18,860	14,920
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	2,695	2,592
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	18,580	17,793
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	29,555	26,742
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	5,345	4,677
[9]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	39,440	32,770
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	69,852	82,218
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	2,430	2,107
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,645	3,761
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	11,430	10,096
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	5,645	6,286
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	28,900	22,988
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	8,495	7,151
	Houston TX GO	6.290%	3/1/32	14,840	16,584
	Illinois GO	5.100%	6/1/33	144,875	147,675
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	34,270
27

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	5,480	4,683
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	7,745	8,212
[10]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	15,140	11,818
[9]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	50,000	54,707
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	19,000	23,252
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	18,985	22,148
	Massachusetts GO	2.514%	7/1/41	8,175	6,447
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	27,675	24,159
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	25,522
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	16,745	14,065
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	21,350	16,910
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	24,550	20,377
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	11,320	10,200
	Minnesota GO	4.048%	4/1/52	27,160	26,889
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	30,285	40,603
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	2,195	2,316
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	27,295	32,810
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	23,665	24,286
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	14,471
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	18,666
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	21,260	18,258
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	12,095	10,000
	New York State Thruway Authority General Revenue	2.900%	1/1/35	16,730	14,664
	New York State Thruway Authority General Revenue	3.500%	1/1/42	9,430	8,066
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	9,145	7,263
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	11,035	14,803
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	25,930	30,003
[10]	Oregon GO	3.424%	3/1/60	28,000	23,107
[9]	Oregon School Boards Association GO	5.528%	6/30/28	50,000	53,243
[11]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	66,810	76,859
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	2,600	2,752
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	44,055	43,833
28

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	21,985	22,846
	Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	9,585	9,170
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	11,960	9,886
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	34,905	29,388
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	20,690	20,408
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	8,220	6,350
	Texas Transportation Commission GO	2.562%	4/1/42	7,310	5,957
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	12,640	12,740
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	17,265	17,209
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	9,465	11,781
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	15,150	18,853
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	15,445	11,601
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	46,830	46,356
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	26,520	19,746
	University of California Revenue	1.316%	5/15/27	13,075	11,821
	University of California Revenue	1.614%	5/15/30	16,140	13,639
	University of California Revenue	4.601%	5/15/31	21,975	22,717
	University of California Revenue	4.765%	5/15/44	5,980	6,103
	University of California Revenue	3.931%	5/15/45	22,370	21,177
	University of Michigan	3.504%	4/1/52	7,445	6,810
	Utility Debt Securitization Authority NY Restructuring Bonds	3.435%	12/15/25	5,427	5,433
Total Taxable Municipal Bonds (Cost $1,850,053)					1,780,976
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.0%)
[12]	Vanguard Market Liquidity Fund	0.854%		1,438	144
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.3%)
	Bank of America Securities, LLC (Dated 5/31/22, Repurchase Value $3,900,000, collateralized by Fannie Mae 2.000%, 2/1/51, with a value of $3,978,000)	0.800%	6/1/22	3,900	3,900
	Citigroup Global Markets Inc. (Dated 5/31/22, Repurchase Value $3,800,000, collateralized by U.S. Treasury Bill 0.000%, 10/13/22–11/10/22, with a value of $3,877,000)	0.800%	6/1/22	3,800	3,800
29

Wellington Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Credit Agricole Securities (USA) Inc. (Dated 5/31/22, Repurchase Value $34,101,000, collateralized by U.S. Treasury Note/Bond 3.000%–3.750%, 11/15/43–2/15/49, with a value of $34,782,000)	0.780%	6/1/22	34,100	34,100
Deutsche Bank Securities, Inc. (Dated 5/31/22, Repurchase Value $21,000,000, collateralized by Fannie Mae 2.500%, 7/1/50–9/1/50, with a value of $21,420,000)	0.790%	6/1/22	21,000	21,000
HSBC Bank USA (Dated 5/31/22, Repurchase Value $55,901,000, collateralized by U.S. Treasury Note/Bond 1.875%–2.750%, 9/30/22–4/15/25, with a value of $57,018,000)	0.790%	6/1/22	55,900	55,900
HSBC Bank USA (Dated 5/31/22, Repurchase Value $3,400,000, collateralized by Fannie Mae 3.500%, 6/1/52, with a value of $3,468,000)	0.800%	6/1/22	3,400	3,400
Nomura International plc (Dated 5/31/22, Repurchase Value $69,201,000, collateralized by Treasury Inflation Indexed Note/Bond 0.750%, 7/15/28, and U.S. Treasury Note/Bond 0.125%–3.000%, 10/31/22–11/15/49, with a value of $70,584,000)	0.770%	6/1/22	69,200	69,200
RBC Capital Markets LLC (Dated 5/31/22, Repurchase Value $2,700,000, collateralized by U.S. Treasury Note/Bond 0.500%, 10/31/27, with a value of $2,754,000)	0.800%	6/1/22	2,700	2,700
Societe Generale (Dated 5/31/22, Repurchase Value $107,102,000, collateralized by Fannie Mae 2.000%–3.500%, 6/1/50–6/1/52, Freddie Mac 2.053%–5.548%, 11/1/30–8/1/47, Ginnie Mae 1.875%–3.500%, 6/20/26–2/20/52, U.S. Treasury Bill 0.000%, 6/7/22–11/17/22, and U.S. Treasury Note/Bond 2.000%–3.250%, 2/15/27–2/15/50, with a value of $109,242,000)	0.785%	6/1/22	107,100	107,100
TD Securities (USA) LLC (Dated 5/31/22, Repurchase Value $2,100,000, collateralized by Ginnie Mae 2.500%, 7/20/51, with a value of $2,142,000)	0.780%	6/1/22	2,100	2,100
				303,200
U.S. Government and Agency Obligations (0.4%)
United States Treasury Bill	0.480%	6/14/22	175,000	174,965
30

Wellington Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Bill	0.551%	6/30/22	200,000	199,890
United States Treasury Bill	0.686%	12/29/22	120,000	118,878
				493,733
Total Temporary Cash Investments (Cost $797,744)				797,077
Total Investments (100.0%) (Cost $87,151,715)				110,663,142
Other Assets and Liabilities—Net (0.0%)				(8,605)
Net Assets (100%)				110,654,537
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Securities with a value of $4,327,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $24,298,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $5,973,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2022.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the aggregate value was $6,940,020,000, representing 6.3% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
31

Wellington Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2022	6,785	766,387	(1,174)

Short Futures Contracts
2-Year U.S. Treasury Note	September 2022	(1,071)	(226,090)	185
				(989)

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S38-V1	06/20/27	USD	831,705	1.000	9,402	1,940
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
32

Wellington Fund
Statement of Assets and Liabilities
As of May 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $87,151,573)	110,662,998
Affiliated Issuers (Cost $142)	144
Total Investments in Securities	110,663,142
Investment in Vanguard	3,960
Cash	1,180
Foreign Currency, at Value (Cost $11,660)	11,645
Receivables for Investment Securities Sold	871,287
Receivables for Accrued Income	385,576
Receivables for Capital Shares Issued	23,022
Total Assets	111,959,812
Liabilities
Payables for Investment Securities Purchased	1,237,674
Payables for Capital Shares Redeemed	43,131
Payables to Investment Advisor	17,950
Payables to Vanguard	5,229
Variation Margin Payable—Futures Contracts	1,022
Variation Margin Payable—Centrally Cleared Swap Contracts	269
Total Liabilities	1,305,275
Net Assets	110,654,537
33

Wellington Fund
Statement of Assets and Liabilities (continued)
At May 31, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	81,282,262
Total Distributable Earnings (Loss)	29,372,275
Net Assets	110,654,537

Investor Shares—Net Assets
Applicable to 317,790,255 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,639,918
Net Asset Value Per Share—Investor Shares	$42.92

Admiral Shares—Net Assets
Applicable to 1,308,872,509 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	97,014,619
Net Asset Value Per Share—Admiral Shares	$74.12
See accompanying Notes, which are an integral part of the Financial Statements.
34

Wellington Fund
Statement of Operations

Six Months Ended May 31, 2022
($000)
Investment Income
Income
Dividends[1]	651,590
Interest[2]	554,094
Securities Lending—Net	11
Total Income	1,205,695
Expenses
Investment Advisory Fees—Note B
Basic Fee	45,408
Performance Adjustment	(9,227)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	12,496
Management and Administrative—Admiral Shares	49,684
Marketing and Distribution—Investor Shares	539
Marketing and Distribution—Admiral Shares	1,614
Custodian Fees	170
Shareholders’ Reports—Investor Shares	169
Shareholders’ Reports—Admiral Shares	159
Trustees’ Fees and Expenses	29
Other Expenses	9
Total Expenses	101,050
Expenses Paid Indirectly	(35)
Net Expenses	101,015
Net Investment Income	1,104,680
Realized Net Gain (Loss)
Investment Securities Sold[2]	5,577,807
Futures Contracts	(116,428)
Swap Contracts	4,155
Foreign Currencies	2,887
Realized Net Gain (Loss)	5,468,421
35

Wellington Fund
Statement of Operations (continued)
Six Months Ended May 31, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(15,998,052)
Futures Contracts	(12,445)
Swap Contracts	1,940
Foreign Currencies	(4,522)
Change in Unrealized Appreciation (Depreciation)	(16,013,079)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,439,978)
1	Dividends are net of foreign withholding taxes of $8,197,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
36

Wellington Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,104,680	2,092,722
Realized Net Gain (Loss)	5,468,421	8,514,232
Change in Unrealized Appreciation (Depreciation)	(16,013,079)	7,990,979
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,439,978)	18,597,933
Distributions
Investor Shares	(1,151,784)	(1,149,407)
Admiral Shares	(8,102,313)	(7,140,083)
Total Distributions	(9,254,097)	(8,289,490)
Capital Share Transactions
Investor Shares	506,720	(1,554,501)
Admiral Shares	4,986,373	3,457,185
Net Increase (Decrease) from Capital Share Transactions	5,493,093	1,902,684
Total Increase (Decrease)	(13,200,982)	12,211,127
Net Assets
Beginning of Period	123,855,519	111,644,392
End of Period	110,654,537	123,855,519
See accompanying Notes, which are an integral part of the Financial Statements.
37

Wellington Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$50.15	$46.10	$43.72	$41.86	$43.45	$39.23
Investment Operations
Net Investment Income[1]	.412	.811	.966	1.098	1.083	1.021
Net Realized and Unrealized Gain (Loss) on Investments	(3.918)	6.638	3.345	4.269	.100	4.965
Total from Investment Operations	(3.506)	7.449	4.311	5.367	1.183	5.986
Distributions
Dividends from Net Investment Income	(.416)	(.818)	(1.004)	(1.099)	(1.086)	(1.030)
Distributions from Realized Capital Gains	(3.308)	(2.581)	(.927)	(2.408)	(1.687)	(.736)
Total Distributions	(3.724)	(3.399)	(1.931)	(3.507)	(2.773)	(1.766)
Net Asset Value, End of Period	$42.92	$50.15	$46.10	$43.72	$41.86	$43.45
Total Return[2]	-7.81%	17.16%	10.41%	14.22%	2.80%	15.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,640	$15,469	$15,635	$17,209	$16,438	$18,422
Ratio of Total Expenses to Average Net Assets[3]	0.24%[4]	0.24%	0.24%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.78%	1.70%	2.28%	2.70%	2.58%	2.50%
Portfolio Turnover Rate[5]	20%	35%	51%	28%	34%	30%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.02%), (0.02%), (0.00%), (0.01%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.24%.
5	Includes 3%, 2%, 3%, 1%, 2%, and 4%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
38

Wellington Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$86.61	$79.62	$75.51	$72.29	$75.04	$67.75
Investment Operations
Net Investment Income[1]	.742	1.464	1.720	1.954	1.929	1.824
Net Realized and Unrealized Gain (Loss) on Investments	(6.766)	11.461	5.784	7.379	.172	8.572
Total from Investment Operations	(6.024)	12.925	7.504	9.333	2.101	10.396
Distributions
Dividends from Net Investment Income	(.752)	(1.477)	(1.794)	(1.955)	(1.936)	(1.836)
Distributions from Realized Capital Gains	(5.714)	(4.458)	(1.600)	(4.158)	(2.915)	(1.270)
Total Distributions	(6.466)	(5.935)	(3.394)	(6.113)	(4.851)	(3.106)
Net Asset Value, End of Period	$74.12	$86.61	$79.62	$75.51	$72.29	$75.04
Total Return[2]	-7.77%	17.25%	10.50%	14.33%	2.88%	15.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$97,015	$108,386	$96,009	$93,469	$86,207	$87,136
Ratio of Total Expenses to Average Net Assets[3]	0.16%[4]	0.16%	0.16%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.86%	1.77%	2.35%	2.78%	2.66%	2.58%
Portfolio Turnover Rate[5]	20%	35%	51%	28%	34%	30%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.02%), (0.02%), (0.00%), (0.01%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.16%.
5	Includes 3%, 2%, 3%, 1%, 2%, and 4%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
39

Wellington Fund
Notes to Financial Statements
Vanguard Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
40

Wellington Fund
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At May 31, 2022, counterparties had deposited in segregated accounts securities with a value of $1,637,000 and cash of $7,086,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
41

Wellington Fund
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
42

Wellington Fund
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended May 31, 2022, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
43

Wellington Fund
10. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
44

Wellington Fund
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received and related professional fees incurred during the year, if any, are included in dividend income and other expenses, respectively. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the combined index comprising the S&P 500 Index and the Bloomberg Capital U.S. Credit A or Better Bond Index for the preceding three years. For the six months ended May 31, 2022, the investment advisory fee represented an effective annual basic rate of 0.08% of the fund’s average net assets before a net decrease of $9,227,000 (0.02%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2022, the fund had contributed to Vanguard capital in the amount of $3,960,000, representing less than 0.01% of the fund’s net assets and 1.58% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund's custodian bank has also agreed to reduce its fees when the
45

Wellington Fund
fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2022, these arrangements reduced the fund's management and administrative expenses by $33,000 and custodian fees by $2,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund's average net assets.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	65,381,836	6,797,284	—	72,179,120
U.S. Government and Agency Obligations	—	10,275,352	—	10,275,352
Asset-Backed/Commercial Mortgage-Backed Securities	—	959,239	—	959,239
Corporate Bonds	—	23,662,979	—	23,662,979
Sovereign Bonds	—	1,008,399	—	1,008,399
Taxable Municipal Bonds	—	1,780,976	—	1,780,976
Temporary Cash Investments	144	796,933	—	797,077
Total	65,381,980	45,281,162	—	110,663,142

Derivative Financial Instruments
Assets
Futures Contracts[1]	185	—	—	185
Swap Contracts	1,940[1]	—	—	1,940
Total	2,125	—	—	2,125
Liabilities
Futures Contracts[1]	1,174	—	—	1,174
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
46

Wellington Fund
F.  At May 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	185	—	185
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	1,940	1,940
Total Assets	185	1,940	2,125

Unrealized Depreciation—Futures Contracts[1]	1,174	—	1,174
Total Liabilities	1,174	—	1,174
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended May 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(116,428)	—	(116,428)
Swap Contracts	—	4,155	4,155
Realized Net Gain (Loss) on Derivatives	(116,428)	4,155	(112,273)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(12,445)	—	(12,445)
Swap Contracts	—	1,940	1,940
Change in Unrealized Appreciation (Depreciation) on Derivatives	(12,445)	1,940	(10,505)
G.  As of May 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	87,175,270
Gross Unrealized Appreciation	28,764,428
Gross Unrealized Depreciation	(5,275,605)
Net Unrealized Appreciation (Depreciation)	23,488,823
H.  During the six months ended May 31, 2022, the fund purchased $12,004,896,000 of investment securities and sold $15,524,994,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $11,558,548,000 and $10,822,790,000, respectively.
47

Wellington Fund
I.  Capital share transactions for each class of shares were:
	Six Months Ended May 31, 2022		Year Ended November 30, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	811,808	17,535	1,621,764	34,004
Issued in Lieu of Cash Distributions	1,097,722	22,680	1,097,976	24,568
Redeemed	(1,402,810)	(30,875)	(4,274,241)	(89,265)
Net Increase (Decrease)—Investor Shares	506,720	9,340	(1,554,501)	(30,693)
Admiral Shares
Issued	3,730,062	46,741	8,286,366	100,452
Issued in Lieu of Cash Distributions	7,513,463	89,913	6,612,568	85,613
Redeemed	(6,257,152)	(79,242)	(11,441,749)	(140,499)
Net Increase (Decrease)—Admiral Shares	4,986,373	57,412	3,457,185	45,566
J.  Management has determined that no events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in these financial statements.
48

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Wellington Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Wellington™ Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
49

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q212 072022

Semiannual Report   |   May 31, 2022
Vanguard U.S. Factor ETFs
Vanguard U.S. Liquidity Factor ETF
Vanguard U.S. Minimum Volatility ETF
Vanguard U.S. Momentum Factor ETF
Vanguard U.S. Multifactor ETF
Vanguard U.S. Quality Factor ETF
Vanguard U.S. Value Factor ETF

Contents
About Your Fund’s Expenses	1
U.S. Liquidity Factor ETF	3
U.S. Minimum Volatility ETF	20
U.S. Momentum Factor ETF	32
U.S. Multifactor ETF	47
U.S. Quality Factor ETF	62
U.S. Value Factor ETF	78
Trustees Approve Advisory Arrangements	95
Liquidity Risk Management	97

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2022
	Beginning Account Value 11/30/2021	Ending Account Value 5/31/2022	Expenses Paid During Period
Based on Actual Fund Return
U.S. Liquidity Factor ETF	$1,000.00	$878.50	$0.61
U.S. Minimum Volatility ETF	$1,000.00	$1,012.40	$0.65
U.S. Momentum Factor ETF	$1,000.00	$902.90	$0.62
U.S. Multifactor ETF	$1,000.00	$982.00	$0.89
U.S. Quality Factor ETF	$1,000.00	$886.60	$0.61
U.S. Value Factor ETF	$1,000.00	$1,057.40	$0.67
Based on Hypothetical 5% Yearly Return
U.S. Liquidity Factor ETF	$1,000.00	$1,024.28	$0.66
U.S. Minimum Volatility ETF	$1,000.00	$1,024.28	$0.66
U.S. Momentum Factor ETF	$1,000.00	$1,024.28	$0.66
U.S. Multifactor ETF	$1,000.00	$1,024.03	$0.91
U.S. Quality Factor ETF	$1,000.00	$1,024.28	$0.66
U.S. Value Factor ETF	$1,000.00	$1,024.28	$0.66
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are 0.13% for the U.S. Liquidity Factor ETF, 0.13% for the U.S. Minimum Volatility ETF, 0.13% for the U.S. Momentum Factor ETF, 0.18% for the U.S. Multifactor ETF, 0.13% for the U.S. Quality Factor ETF, and 0.13% for the U.S. Value Factor ETF. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

U.S. Liquidity Factor ETF
Fund Allocation
As of May 31, 2022
Basic Materials	5.0%
Consumer Discretionary	7.5
Consumer Staples	2.9
Energy	2.4
Financials	25.0
Health Care	18.2
Industrials	23.9
Real Estate	0.6
Technology	11.0
Telecommunications	1.9
Utilities	1.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

U.S. Liquidity Factor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (5.0%)
	Ecolab Inc.	1,976	324
	Dow Inc.	4,112	280
	Air Products and Chemicals Inc.	892	220
	Balchem Corp.	1,100	137
	Southern Copper Corp.	1,822	113
	UFP Industries Inc.	1,332	103
	Reliance Steel & Aluminum Co.	526	102
*	RBC Bearings Inc.	504	94
	Valvoline Inc.	2,782	93
	Timken Co.	1,335	81
	American Vanguard Corp.	3,193	79
	Avient Corp.	1,562	77
	Chemours Co.	1,621	70
	FutureFuel Corp.	9,610	69
	Orion Engineered Carbons SA	2,443	47
	Royal Gold Inc.	373	42
*	Clearwater Paper Corp.	1,092	37
	Minerals Technologies Inc.	543	36
	Stepan Co.	314	35
	Ryerson Holding Corp.	1,057	32
	Ashland Global Holdings Inc.	287	31
*	Novagold Resources Inc.	4,660	26
	Koppers Holdings Inc.	883	24
*	Rayonier Advanced Materials Inc.	6,282	24
	Materion Corp.	129	11
	Element Solutions Inc.	478	10
	Hexcel Corp.	175	10
	Schweitzer-Mauduit International Inc.	386	10
*	Univar Solutions Inc.	337	10
	Ecovyst Inc.	1,019	10
			2,237
Consumer Discretionary (7.5%)
*	Liberty Media Corp.- Liberty SiriusXM Class C	3,155	130
	AMERCO	233	114
*	Liberty Media Corp.-Liberty Formula One Class C	1,788	111
*	Fox Factory Holding Corp.	1,273	104
	Lennar Corp. Class B	1,529	103
*	Noodles & Co. Class A	14,799	98
	Churchill Downs Inc.	447	90
	Fox Corp. Class B	2,413	79
	Movado Group Inc.	2,295	78
	Carriage Services Inc. Class A	1,897	77
		Shares	Market Value• ($000)
	Choice Hotels International Inc.	583	74
*	Accel Entertainment Inc. Class A	6,836	74
	Franchise Group Inc.	1,755	70
*	Duluth Holdings Inc. Class B	5,525	69
*	Vera Bradley Inc.	10,021	68
	Genuine Parts Co.	465	64
	Service Corp. International	914	64
*	El Pollo Loco Holdings Inc.	6,008	62
*	Universal Electronics Inc.	2,301	62
*	Cooper-Standard Holdings Inc.	10,752	60
*	Liberty Media Corp.- Liberty Braves Class C	2,406	59
*	Stoneridge Inc.	2,864	59
	Rollins Inc.	1,641	58
	Acushnet Holdings Corp.	1,374	56
*	Adient plc	1,547	55
	News Corp. Class A	3,045	53
*	EW Scripps Co. Class A	3,260	52
	Travel + Leisure Co.	1,024	52
	Johnson Outdoors Inc. Class A	765	50
	Leggett & Platt Inc.	1,268	50
*	Monarch Casino & Resort Inc.	745	50
*	Full House Resorts Inc.	6,789	48
	Arko Corp.	5,171	47
	Wyndham Hotels & Resorts Inc.	522	42
	Scholastic Corp.	1,086	41
	Gentex Corp.	1,221	38
*	Boston Omaha Corp. Class A	1,677	37
*	Lands' End Inc.	3,223	37
	OneWater Marine Inc. Class A	1,071	37
*	Chuy's Holdings Inc.	1,611	36
*	Stagwell Inc.	4,558	36
	Inter Parfums Inc.	458	34
*	Arlo Technologies Inc.	4,582	32
*	Neogames SA	2,452	32
	Marriott Vacations Worldwide Corp.	211	31
*	Barnes & Noble Education Inc.	11,963	30
*	Mesa Air Group Inc.	9,948	30
*	PlayAGS Inc.	5,118	30
	RCI Hospitality Holdings Inc.	524	30
*	QuinStreet Inc.	2,622	29
*	American Public Education Inc.	1,708	24
*	O'Reilly Automotive Inc.	37	24
	National CineMedia Inc.	19,012	23
	Tilly's Inc. Class A	2,593	21
*	TravelCenters of America Inc.	539	21

U.S. Liquidity Factor ETF
		Shares	Market Value• ($000)
*	Viad Corp.	683	20
*	Liquidity Services Inc.	1,397	19
*	Scientific Games Corp. Class A	359	19
*	Helen of Troy Ltd.	93	17
*	Audacy Inc. Class A	10,058	17
	Rocky Brands Inc.	391	15
*	Clear Channel Outdoor Holdings Inc.	8,953	14
	HNI Corp.	356	14
*	Liberty TripAdvisor Holdings Inc. Class A	11,315	12
*	Hilton Grand Vacations Inc.	234	11
	Matthews International Corp. Class A	334	11
*	Driven Brands Holdings Inc.	369	11
	Aramark	281	10
	Clarus Corp.	456	10
*	Dorman Products Inc.	104	10
*	Master Craft Boat Holdings Inc.	413	10
*	Mattel Inc.	384	10
	Murphy USA Inc.	42	10
	New York Times Co. Class A	282	10
	Newell Brands Inc.	452	10
	A-Mark Precious Metals Inc.	136	10
*	Bright Horizons Family Solutions Inc.	97	9
*	Lululemon Athletica Inc.	30	9
	Aaron's Co. Inc.	482	9
			3,332
Consumer Staples (2.9%)
	Flowers Foods Inc.	7,232	200
	Philip Morris International Inc.	1,671	178
	Brown-Forman Corp. Class A	2,698	170
	Colgate-Palmolive Co.	1,839	145
	Kimberly-Clark Corp.	643	85
	Seaboard Corp.	20	83
	Casey's General Stores Inc.	284	59
	Altria Group Inc.	761	41
	Andersons Inc.	1,031	39
	Brown-Forman Corp. Class B	596	39
*	Whole Earth Brands Inc.	5,731	39
*	Mission Produce Inc.	2,932	39
	Ingredion Inc.	338	32
*	Post Holdings Inc.	355	29
	ACCO Brands Corp.	3,700	28
	Albertsons Cos. Inc. Class A	853	26
*	Vital Farms Inc.	1,730	17
	Fresh Del Monte Produce Inc.	512	13
	National Beverage Corp.	235	12
	John B Sanfilippo & Son Inc.	139	11
*	Duckhorn Portfolio Inc.	540	11
*	USANA Health Sciences Inc.	142	10
			1,306
Energy (2.4%)
	Solaris Oilfield Infrastructure Inc. Class A	8,445	114
*	Select Energy Services Inc. Class A	10,939	93
	Berry Corp.	7,669	85
*	RPC Inc.	7,857	73
	EOG Resources Inc.	501	69
	ChampionX Corp.	2,618	61
	Texas Pacific Land Corp.	38	59
*	Newpark Resources Inc.	13,490	58
	Archrock Inc.	5,642	57
*	Oil States International Inc.	7,322	57
		Shares	Market Value• ($000)
*	Expro Group Holdings NV	3,967	54
*	Bristow Group Inc.	1,510	48
*	MRC Global Inc.	4,001	45
*	REX American Resources Corp.	441	38
*	Par Pacific Holdings Inc.	1,850	30
	SunCoke Energy Inc.	3,558	29
*	American Superconductor Corp.	5,301	28
*	Centrus Energy Corp. Class A	921	24
*	Dril-Quip Inc.	739	23
	Kinetik Holdings Inc.	164	14
	Brigham Minerals Inc. Class A	383	12
	PDC Energy Inc.	139	11
			1,082
Financials (24.9%)
	Marsh & McLennan Cos. Inc.	3,652	584
	Moody's Corp.	1,446	436
	Chubb Ltd.	1,707	361
	Progressive Corp.	2,861	342
	T Rowe Price Group Inc.	2,243	285
	Truist Financial Corp.	5,662	282
	Intercontinental Exchange Inc.	2,188	224
	Bank of New York Mellon Corp.	4,568	213
	US Bancorp	3,368	179
	MSCI Inc. Class A	373	165
	PNC Financial Services Group Inc.	926	162
	Erie Indemnity Co. Class A	949	159
	RLI Corp.	1,280	155
	CME Group Inc.	744	148
	SouthState Corp.	1,824	147
	MetLife Inc.	2,153	145
	American International Group Inc.	2,406	141
	Brown & Brown Inc.	2,345	139
	First Citizens BancShares Inc. Class A	196	137
	Primerica Inc.	1,077	136
	BlackRock Inc.	196	131
*	Brighthouse Financial Inc.	2,547	125
	Prosperity Bancshares Inc.	1,707	124
	East West Bancorp Inc.	1,647	121
	Stifel Financial Corp.	1,877	120
	United Bankshares Inc.	3,052	115
	Selective Insurance Group Inc.	1,440	114
	Hanmi Financial Corp.	4,715	110
	Glacier Bancorp Inc.	2,199	106
	Prudential Financial Inc.	990	105
	Morningstar Inc.	400	103
	Popular Inc.	1,265	103
	Hanover Insurance Group Inc.	672	99
	ConnectOne Bancorp Inc.	3,555	98
	Pinnacle Financial Partners Inc.	1,184	96
	Commerce Bancshares Inc.	1,357	94
	First Financial Bankshares Inc.	2,261	93
	Lazard Ltd. Class A	2,598	92
	Berkshire Hills Bancorp Inc.	3,500	91
	Valley National Bancorp	7,068	90
	Premier Financial Corp.	3,272	89
	Universal Insurance Holdings Inc.	6,664	86
	Old Republic International Corp.	3,434	82
	Heritage Financial Corp.	3,071	80
*	Markel Corp.	58	79
*	Nicolet Bankshares Inc.	962	77

U.S. Liquidity Factor ETF
		Shares	Market Value• ($000)
	Globe Life Inc.	758	74
	SLM Corp.	3,629	71
*	StoneX Group Inc.	950	71
	QCR Holdings Inc.	1,257	70
	TrustCo Bank Corp. NY	2,183	70
	Washington Trust Bancorp Inc.	1,368	69
*	Columbia Financial Inc.	3,203	67
	Essent Group Ltd.	1,529	65
	Blackstone Inc.	546	64
	Provident Financial Services Inc.	2,757	63
	Univest Financial Corp.	2,347	62
	Stock Yards Bancorp Inc.	1,027	61
	Central Pacific Financial Corp.	2,425	59
	First American Financial Corp.	969	59
	First Commonwealth Financial Corp.	4,217	59
	Synovus Financial Corp.	1,373	59
	Northfield Bancorp Inc.	4,356	58
	Reinsurance Group of America Inc.	455	57
	SEI Investments Co.	972	57
	Federal Agricultural Mortgage Corp. Class C	534	56
	Janus Henderson Group plc	1,955	55
*	Assetmark Financial Holdings Inc.	2,567	54
	TriCo Bancshares	1,199	54
	BOK Financial Corp.	616	53
	First Financial Bancorp	2,517	53
	Park National Corp.	421	52
	Loews Corp.	785	51
	First Foundation Inc.	2,194	50
	TFS Financial Corp.	3,337	50
	Cullen/Frost Bankers Inc.	392	49
	FB Financial Corp.	1,159	49
*	Enstar Group Ltd.	213	49
	Banner Corp.	825	48
	HomeStreet Inc.	1,202	48
*	Oportun Financial Corp.	4,266	48
	American Financial Group Inc.	330	47
	1st Source Corp.	1,009	47
	MGIC Investment Corp.	3,379	47
	Towne Bank	1,606	47
	Western Alliance Bancorp	576	47
	First Merchants Corp.	1,108	46
	Jefferies Financial Group Inc.	1,387	46
	Tompkins Financial Corp.	605	46
	Peoples Bancorp Inc.	1,563	45
	First Bancorp (XNGS)	1,165	44
	Atlantic Union Bankshares Corp.	1,210	43
*	EZCorp. Inc. Class A	5,651	43
	Nelnet Inc. Class A	505	43
	Dime Community Bancshares Inc.	1,358	43
	ProAssurance Corp.	1,810	40
	Cohen & Steers Inc.	510	39
	Affiliated Managers Group Inc.	281	38
	BancFirst Corp.	412	37
	Preferred Bank	537	37
	Sandy Spring Bancorp Inc.	874	37
	National Bank Holdings Corp. Class A	883	36
	OceanFirst Financial Corp.	1,798	36
	S&T Bancorp Inc.	1,231	36
	Southside Bancshares Inc.	863	35
		Shares	Market Value• ($000)
	Bank of NT Butterfield & Son Ltd.	1,109	35
	City Holding Co.	411	34
	First Bancorp Inc. (XNMS)	1,112	34
*	Arch Capital Group Ltd.	718	34
	Interactive Brokers Group Inc. Class A	538	33
	Safety Insurance Group Inc.	359	33
	Carlyle Group Inc.	837	32
	Kinsale Capital Group Inc.	139	31
	OFG Bancorp	990	28
	Radian Group Inc.	1,294	28
	First Busey Corp.	1,136	27
	International Bancshares Corp.	599	25
	ServisFirst Bancshares Inc.	294	25
	Banc of California Inc.	1,226	24
	Byline Bancorp Inc.	966	24
	Charles Schwab Corp.	281	20
	Kearny Financial Corp.	1,568	19
	Curo Group Holdings Corp.	2,029	18
	Enterprise Financial Services Corp.	392	18
	Bank OZK	409	17
	Heartland Financial USA Inc.	329	15
*	Palomar Holdings Inc.	190	12
	Amerant Bancorp Inc.	361	11
	AMERISAFE Inc.	214	11
	Flushing Financial Corp.	453	11
	Hancock Whitney Corp.	213	11
	Northern Trust Corp.	95	11
	Oppenheimer Holdings Inc. Class A	307	11
	Sculptor Capital Management Inc. Class A	877	11
	Ares Management Corp. Class A	146	10
	Cboe Global Markets Inc.	91	10
	CNA Financial Corp.	223	10
	HarborOne Bancorp Inc.	725	10
	Horace Mann Educators Corp.	255	10
	Horizon Bancorp Inc.	565	10
	Houlihan Lokey Inc. Class A	118	10
	Independent Bank Corp.	507	10
	Lakeland Bancorp Inc.	631	10
	Midland States Bancorp Inc.	380	10
	NBT Bancorp Inc.	277	10
	Principal Financial Group Inc.	142	10
	Raymond James Financial Inc.	102	10
	Regional Management Corp.	213	10
	Renasant Corp.	329	10
	Seacoast Banking Corp. of Florida	293	10
	Tradeweb Markets Inc. Class A	154	10
	UMB Financial Corp.	111	10
	Webster Financial Corp.	203	10
	WesBanco Inc.	304	10
	Westamerica BanCorp.	172	10
	Wintrust Financial Corp.	115	10
	Argo Group International Holdings Ltd.	242	10
	Everest Re Group Ltd.	36	10
	Cadence Bank	389	10
*	Metropolitan Bank Holding Corp.	110	9
			11,104

U.S. Liquidity Factor ETF
		Shares	Market Value• ($000)
Health Care (18.2%)
*	Edwards Lifesciences Corp.	4,994	504
	Stryker Corp.	1,523	357
	HCA Healthcare Inc.	1,650	347
*	IQVIA Holdings Inc.	1,539	331
	Zoetis Inc.	1,920	328
	Agilent Technologies Inc.	2,523	322
*	IDEXX Laboratories Inc.	668	262
	Baxter International Inc.	2,045	156
	Ensign Group Inc.	1,843	150
	Premier Inc. Class A	3,434	128
*	Acadia Healthcare Co. Inc.	1,697	121
*	Integra LifeSciences Holdings Corp.	1,672	105
*	STAAR Surgical Co.	1,449	96
	Chemed Corp.	191	93
	Bruker Corp.	1,453	91
*	Halozyme Therapeutics Inc.	1,918	88
*	Selecta Biosciences Inc.	97,732	86
*	Mirum Pharmaceuticals Inc.	3,648	85
*	Hanger Inc.	5,106	81
*	Syneos Health Inc.	1,096	81
*	Pennant Group Inc.	4,223	81
	Becton Dickinson and Co.	313	80
*	Surmodics Inc.	1,976	78
*	Axogen Inc.	7,936	77
*	Design Therapeutics Inc.	6,184	77
*	Agiliti Inc.	3,923	76
*	Boston Scientific Corp.	1,828	75
*	CorVel Corp.	506	75
*	Globus Medical Inc. Class A	1,120	75
*	VistaGen Therapeutics Inc.	65,529	75
*	AngioDynamics Inc.	3,698	73
*	HealthEquity Inc.	1,163	73
*	ORIC Pharmaceuticals Inc.	20,856	70
*	Bioventus Inc. Class A	7,135	70
*	ICU Medical Inc.	380	69
*	Crinetics Pharmaceuticals Inc.	4,056	68
*	LivaNova plc	981	67
*	Personalis Inc.	16,708	66
*	QIAGEN NV	1,417	65
*	Annexon Inc.	20,775	65
*	Arrowhead Pharmaceuticals Inc.	1,933	64
*	Denali Therapeutics Inc.	2,632	64
*	Ionis Pharmaceuticals Inc.	1,749	64
*	Computer Programs and Systems Inc.	1,965	63
*	Medpace Holdings Inc.	438	63
*	Neogen Corp.	2,317	61
*	Penumbra Inc.	405	60
*	Aldeyra Therapeutics Inc.	19,137	59
*	Aveanna Healthcare Holdings Inc.	19,212	59
	Atrion Corp.	91	57
*	Chinook Therapeutics Inc.	3,693	56
*	Edgewise Therapeutics Inc.	8,939	56
*	Alignment Healthcare Inc.	5,249	56
*	Exelixis Inc.	3,015	55
*	Illumina Inc.	221	53
*	Phathom Pharmaceuticals Inc.	7,404	53
*	Vaxcyte Inc.	2,207	53
*	Silverback Therapeutics Inc.	15,196	53
	LeMaitre Vascular Inc.	1,134	52
*	Neuronetics Inc.	19,228	52
*	Verastem Inc.	40,719	52
*	NGM Biopharmaceuticals Inc.	3,743	52
		Shares	Market Value• ($000)
*	Centene Corp.	624	51
*	Ultragenyx Pharmaceutical Inc.	1,098	51
	Anthem Inc.	98	50
*	Treace Medical Concepts Inc.	2,977	50
*	Akero Therapeutics Inc.	5,605	48
*	RadNet Inc.	2,177	45
*	HealthStream Inc.	2,104	43
*	Novocure Ltd.	522	42
*	Shockwave Medical Inc.	251	41
*	Kinnate Biopharma Inc.	5,173	41
*	Orthofix Medical Inc.	1,444	40
*	DexCom Inc.	130	39
*	TCR2 Therapeutics Inc.	16,790	39
*	Omnicell Inc.	333	37
*	Alnylam Pharmaceuticals Inc.	287	36
*	Blueprint Medicines Corp.	630	35
*	Artivion Inc.	1,795	35
*	ModivCare Inc.	369	35
*	MeiraGTx Holdings plc	4,019	34
*	Forma Therapeutics Holdings Inc.	6,058	34
*	Dyne Therapeutics Inc.	6,644	32
*	Sutro Biopharma Inc.	7,107	31
*	ViewRay Inc.	10,502	30
*	Inspire Medical Systems Inc.	166	29
*	CytomX Therapeutics Inc.	16,586	27
*	Marinus Pharmaceuticals Inc.	5,390	26
*	Amphastar Pharmaceuticals Inc.	686	25
*	Alphatec Holdings Inc.	2,905	22
*	Chimerix Inc.	11,879	22
*	Keros Therapeutics Inc.	608	21
*	Heska Corp.	201	20
*	SI-BONE Inc.	1,315	20
*	Precision BioSciences Inc.	12,055	20
*	Rocket Pharmaceuticals Inc.	1,526	18
*	Morphic Holding Inc.	770	18
*	Rigel Pharmaceuticals Inc.	9,455	17
*	Olema Pharmaceuticals Inc.	5,436	16
*	Puma Biotechnology Inc.	7,804	15
*	Tactile Systems Technology Inc.	1,397	14
*	Kronos Bio Inc.	3,273	12
*	Anika Therapeutics Inc.	490	11
	Cigna Corp.	40	11
	Danaher Corp.	40	11
*	Eagle Pharmaceuticals Inc.	233	11
	Eli Lilly & Co.	34	11
*	Neurocrine Biosciences Inc.	120	11
	US Physical Therapy Inc.	98	11
*	Alkermes plc	364	11
	Organon & Co.	288	11
	Abbott Laboratories	89	10
*	ABIOMED Inc.	37	10
*	Aclaris Therapeutics Inc.	800	10
*	Amneal Pharmaceuticals Inc.	2,833	10
*	Cardiovascular Systems Inc.	643	10
*	Collegium Pharmaceutical Inc.	646	10
	CONMED Corp.	82	10
*	Intuitive Surgical Inc.	43	10
	iRadimed Corp.	308	10
*	NextGen Healthcare Inc.	530	10
*	Henry Schein Inc.	121	10
	Medtronic plc	96	10
	Royalty Pharma plc Class A	246	10
*	Aligos Therapeutics Inc.	8,054	10
*	Enovis Corp.	154	10
*	AnaptysBio Inc.	470	9

U.S. Liquidity Factor ETF
		Shares	Market Value• ($000)
*	DaVita Inc.	94	9
*,1	PDL BioPharma Inc.	6,046	9
*	Replimune Group Inc.	643	9
*	Xencor Inc.	411	9
*	Immunovant Inc.	2,236	9
*	Kiniksa Pharmaceuticals Ltd. Class A	1,095	8
*	Kezar Life Sciences Inc.	1,583	8
*	KalVista Pharmaceuticals Inc.	837	7
*	Epizyme Inc.	15,193	6
			8,117
Industrials (23.8%)
	Illinois Tool Works Inc.	2,709	564
	General Dynamics Corp.	2,015	453
	Eaton Corp. plc	2,587	359
	Emerson Electric Co.	3,200	284
	Capital One Financial Corp.	2,124	272
	HEICO Corp. Class A	1,966	230
	Trane Technologies plc	1,590	220
	Accenture plc Class A	613	183
	Automatic Data Processing Inc.	806	180
	Kronos Worldwide Inc.	9,300	177
	Carrier Global Corp.	4,332	170
	Exponent Inc.	1,618	146
	Curtiss-Wright Corp.	978	139
	nVent Electric plc	3,900	138
	Sonoco Products Co.	2,235	131
	Donaldson Co. Inc.	2,302	120
*	ASGN Inc.	1,209	115
	Johnson Controls International plc	2,065	113
	MSA Safety Inc.	882	112
	Lincoln Electric Holdings Inc.	817	111
	Norfolk Southern Corp.	464	111
	Helios Technologies Inc.	1,569	107
	Tetra Tech Inc.	787	106
	Regal Rexnord Corp.	839	105
	Simpson Manufacturing Co. Inc.	964	104
	Littelfuse Inc.	380	103
	Nordson Corp.	466	102
	Northrop Grumman Corp.	213	100
	Resources Connection Inc.	5,418	100
	L3Harris Technologies Inc.	412	99
	BWX Technologies Inc.	1,900	97
	Apogee Enterprises Inc.	2,231	93
*	Paylocity Holding Corp.	524	92
	AECOM	1,224	86
*	Donnelley Financial Solutions Inc.	2,698	84
	John Bean Technologies Corp.	693	84
	Air Lease Corp. Class A	2,214	83
*	ExlService Holdings Inc.	586	83
	Crane Holdings Co.	859	82
	Douglas Dynamics Inc.	2,560	80
*	Trimble Inc.	1,169	80
*	API Group Corp.	4,438	77
	Covenant Logistics Group Inc. Class A	3,304	75
	International Seaways Inc.	3,091	75
*	DXP Enterprises Inc.	2,417	74
	Maximus Inc.	1,138	74
	EMCOR Group Inc.	681	72
	Graco Inc.	1,127	71
	Valmont Industries Inc.	278	71
*	Modine Manufacturing Co.	5,905	70
	TTEC Holdings Inc.	1,036	70
		Shares	Market Value• ($000)
	Myers Industries Inc.	2,823	67
*	International Money Express Inc.	3,239	67
*	CBIZ Inc.	1,589	65
	Hyster-Yale Materials Handling Inc.	1,723	64
	Kelly Services Inc. Class A	3,219	64
	CSW Industrials Inc.	592	63
	Griffon Corp.	1,977	63
*	Napco Security Technologies Inc.	3,219	63
*	Gates Industrial Corp. plc	4,813	61
	MKS Instruments Inc.	479	59
	RPM International Inc.	665	59
	AptarGroup Inc.	537	58
*	Daseke Inc.	7,701	58
*	Titan International Inc.	3,204	58
	Pactiv Evergreen Inc.	5,611	58
	ITT Inc.	769	57
*	Advantage Solutions Inc.	13,233	57
*	Euronet Worldwide Inc.	463	56
*	Sterling Construction Co. Inc.	2,270	56
	Genpact Ltd.	1,241	55
*	BrightView Holdings Inc.	3,971	52
	Gorman-Rupp Co.	1,737	52
	Woodward Inc.	505	51
	Global Payments Inc.	380	50
	Barrett Business Services Inc.	639	48
	Wabash National Corp.	3,091	47
	Marten Transport Ltd.	2,597	46
*	Astronics Corp.	4,284	45
*	Construction Partners Inc. Class A	1,946	45
*	CIRCOR International Inc.	2,253	44
*	Great Lakes Dredge & Dock Corp.	2,978	44
	Kaman Corp.	1,215	44
	Kforce Inc.	670	44
	Zurn Water Solutions Corp.	1,524	44
	Cognex Corp.	894	43
*	BTRS Holdings Inc. Class A	8,715	43
	Sensata Technologies Holding plc	882	42
	Columbus McKinnon Corp.	1,206	41
	Kadant Inc.	215	40
	Quanex Building Products Corp.	1,975	40
	Textron Inc.	593	39
	TriMas Corp.	1,373	39
*	Tutor Perini Corp.	3,799	39
	EnPro Industries Inc.	399	38
	Landstar System Inc.	253	38
	McGrath RentCorp.	457	38
*	Axon Enterprise Inc.	361	37
	AAON Inc.	693	37
	ManpowerGroup Inc.	397	36
	Watsco Inc.	140	36
	Carlisle Cos. Inc.	139	35
	Eagle Materials Inc.	267	35
	Franklin Electric Co. Inc.	477	35
	REV Group Inc.	2,887	35
*	Energy Recovery Inc.	1,670	34
*	Forrester Research Inc.	655	34
*	Franklin Covey Co.	888	34
	Tennant Co.	549	34
	Hubbell Inc. Class B	175	33
*	AMN Healthcare Services Inc.	335	32

U.S. Liquidity Factor ETF
		Shares	Market Value• ($000)
*	Vectrus Inc.	873	31
	Armstrong World Industries Inc.	359	30
	Xylem Inc.	341	29
*	Gibraltar Industries Inc.	674	28
*	Manitowoc Co. Inc.	2,167	28
	Toro Co.	334	28
*	FARO Technologies Inc.	830	27
	Advanced Drainage Systems Inc.	234	26
*	Huron Consulting Group Inc.	431	26
*	SP Plus Corp.	788	25
	Pentair plc	503	25
	Astec Industries Inc.	507	24
*	Paya Holdings Inc.	4,056	24
	Sealed Air Corp.	373	23
*	TopBuild Corp.	116	23
*	I3 Verticals Inc. Class A	868	20
*	Transcat Inc.	280	18
	Acuity Brands Inc.	96	17
*	Ranpak Holdings Corp. Class A	1,299	16
	Heidrick & Struggles International Inc.	409	14
	Standex International Corp.	143	13
*	Diversey Holdings Ltd.	1,277	13
	Sherwin-Williams Co.	45	12
	Argan Inc.	276	11
	Honeywell International Inc.	58	11
	Moog Inc. Class A	131	11
*	PGT Innovations Inc.	571	11
*	SPX Corp.	221	11
*	Titan Machinery Inc.	422	11
*	WEX Inc.	62	11
	Amcor plc	803	11
	Alamo Group Inc.	83	10
	American Express Co.	60	10
*	Atkore Inc.	90	10
*	Berry Global Group Inc.	176	10
	Booz Allen Hamilton Holding Corp. Class A	118	10
	Brunswick Corp.	128	10
*	Evo Payments Inc. Class A	442	10
*	FTI Consulting Inc.	62	10
	Federal Signal Corp.	295	10
	Fidelity National Information Services Inc.	100	10
*	Fiserv Inc.	101	10
	Heartland Express Inc.	727	10
	Huntington Ingalls Industries Inc.	46	10
	IDEX Corp.	53	10
	Jacobs Engineering Group Inc.	73	10
	Oshkosh Corp.	107	10
	United Parcel Service Inc. Class B	56	10
	Westinghouse Air Brake Technologies Corp.	110	10
	Enerpac Tool Group Corp. Class A	486	10
*	WillScot Mobile Mini Holdings Corp.	293	10
	Vontier Corp.	371	10
*	Babcock & Wilcox Enterprises Inc.	1,328	9
	CSX Corp.	293	9
	Deluxe Corp.	376	9
	Insteel Industries Inc.	223	9
	Lindsay Corp.	75	9
		Shares	Market Value• ($000)
	Mesa Laboratories Inc.	44	9
*	TrueBlue Inc.	392	9
	Shyft Group Inc.	418	9
			10,648
Real Estate (0.6%)
	St. Joe Co.	1,962	99
	RE/MAX Holdings Inc. Class A	1,670	41
	Marcus & Millichap Inc.	890	37
*	Zillow Group Inc. Class A	814	32
	RMR Group Inc. Class A	851	26
	Kennedy-Wilson Holdings Inc.	464	10
			245
Technology (10.9%)
	Amphenol Corp. Class A	7,568	536
*	Synopsys Inc.	1,334	426
	Roper Technologies Inc.	829	367
*	Cadence Design Systems Inc.	2,011	309
	Cognizant Technology Solutions Corp. Class A	2,202	165
*	Sprout Social Inc. Class A	2,687	137
	National Instruments Corp.	3,143	111
	Science Applications International Corp.	1,105	96
*	SPS Commerce Inc.	884	95
*	Novanta Inc.	750	92
*	Manhattan Associates Inc.	752	91
	Pegasystems Inc.	1,839	91
*	Procore Technologies Inc.	1,983	90
	Dolby Laboratories Inc. Class A	1,120	87
*	Alkami Technology Inc.	5,706	80
*	Q2 Holdings Inc.	1,504	79
*	Agilysys Inc.	1,884	77
*	Fortinet Inc.	234	69
	Concentrix Corp.	407	63
	American Software Inc. Class A	3,469	59
	TD SYNNEX Corp.	544	57
*	Lattice Semiconductor Corp.	1,053	55
*	CACI International Inc. Class A	187	52
	Power Integrations Inc.	611	52
*	Rimini Street Inc.	8,476	52
*	Atlassian Corp. plc Class A	289	51
*	Arrow Electronics Inc.	417	50
	Jabil Inc.	818	50
	CTS Corp.	1,216	49
*	PDF Solutions Inc.	2,041	49
	Sapiens International Corp. NV	1,930	49
*	CEVA Inc.	1,320	48
*	ScanSource Inc.	1,244	48
*	Upwork Inc.	2,650	48
	KLA Corp.	130	47
*	NCR Corp.	1,359	47
	PC Connection Inc.	1,047	47
*	Globant SA	243	46
*	Envestnet Inc.	582	39
*	Photronics Inc.	1,798	39
*	Semtech Corp.	585	38
	Azenta Inc.	489	37
*	PROS Holdings Inc.	1,363	37
*	TrueCar Inc.	10,113	34
*	Autodesk Inc.	160	33
	Methode Electronics Inc.	739	33
*	OneSpan Inc.	2,519	33
*	Mediaalpha Inc. Class A	3,139	32
*	Brightcove Inc.	4,241	30
*	ePlus Inc.	537	30

U.S. Liquidity Factor ETF
		Shares	Market Value• ($000)
*	Viant Technology Inc. Class A	4,894	29
*	ChannelAdvisor Corp.	1,947	27
*	Varonis Systems Inc. Class B	750	25
*	Workiva Inc. Class A	337	25
*	Blackline Inc.	315	23
*	EMCORE Corp.	7,029	23
*	Identiv Inc.	1,755	22
*	nLight Inc.	1,517	19
*	DXC Technology Co.	338	12
	Benchmark Electronics Inc.	416	11
	Microchip Technology Inc.	148	11
*	Silicon Laboratories Inc.	73	11
*	IAC/InterActiveCorp.	125	11
	Avnet Inc.	214	10
*	Cirrus Logic Inc.	126	10
*	Guidewire Software Inc.	125	10
*	PTC Inc.	89	10
*	Qualys Inc.	77	10
	SS&C Technologies Holdings Inc.	159	10
*	Tenable Holdings Inc.	194	10
*	Teradata Corp.	251	10
	Universal Display Corp.	78	10
	Xperi Holding Corp.	622	10
*	Super Micro Computer Inc.	191	10
	SolarWinds Corp.	858	10
*	Ziff Davis Inc.	118	9
*	Rapid7 Inc.	128	9
*	Tyler Technologies Inc.	26	9
*	Unisys Corp.	785	9
	Vertiv Holdings Co. Class A	810	9
*	Diebold Nixdorf Inc.	2,532	8
*	New Relic Inc.	167	8
*	Nutanix Inc. Class A	407	7
*	Aspen Technology Inc.	25	5
			4,874
Telecommunications (1.9%)
*	WideOpenWest Inc.	4,482	98
*	Liberty Latin America Ltd. Class A	10,257	98
*	United States Cellular Corp.	2,689	83
*	Iridium Communications Inc.	2,043	76
*	Harmonic Inc.	7,324	70
*	Ribbon Communications Inc.	23,946	68
*	Consolidated Communications Holdings Inc.	9,323	62
		Shares	Market Value• ($000)
*	Digi International Inc.	2,574	57
*	Ooma Inc.	3,480	49
	Cable One Inc.	36	47
	ADTRAN Inc.	2,093	39
*	Clearfield Inc.	521	32
	Comtech Telecommunications Corp.	1,634	20
	Shenandoah Telecommunications Co.	489	11
*	T-Mobile US Inc.	80	11
*	IDT Corp. Class B	360	10
*	Aviat Networks Inc.	338	10
*	Cambium Networks Corp.	631	9
*	Anterix Inc.	196	8
			858
Utilities (1.6%)
	Waste Management Inc.	3,493	554
*	Stericycle Inc.	1,389	70
*	Clean Harbors Inc.	690	64
*	Evoqua Water Technologies Corp.	250	9
			697
Total Common Stocks (Cost $38,657)			44,500
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.854% (Cost $152)	1,518	152
Total Investments (100.0%) (Cost $38,809)			44,652
Other Assets and Liabilities—Net (0.0%)			7
Net Assets (100%)			44,659
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $45,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2022	7	145	—

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF
Statement of Assets and Liabilities
As of May 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $38,657)	44,500
Affiliated Issuers (Cost $152)	152
Total Investments in Securities	44,652
Investment in Vanguard	2
Cash	1
Cash Collateral Pledged—Futures Contracts	10
Receivables for Investment Securities Sold	153
Receivables for Accrued Income	35
Total Assets	44,853
Liabilities
Payables for Investment Securities Purchased	146
Collateral for Securities on Loan	45
Payables to Vanguard	2
Variation Margin Payable—Futures Contracts	1
Total Liabilities	194
Net Assets	44,659
At May 31, 2022, net assets consisted of:

Paid-in Capital	39,427
Total Distributable Earnings (Loss)	5,232
Net Assets	44,659

Net Assets
Applicable to 465,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,659
Net Asset Value Per Share	$96.04

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF
Statement of Operations

Six Months Ended May 31, 2022
($000)
Investment Income
Income
Dividends[1]	303
Interest[2]	—
Securities Lending—Net	1
Total Income	304
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	11
Marketing and Distribution	—
Custodian Fees	1
Shareholders’ Reports	12
Trustees’ Fees and Expenses	—
Professional Services	8
Total Expenses	32
Net Investment Income	272
Realized Net Gain (Loss)
Investment Securities Sold[2]	379
Futures Contracts	3
Realized Net Gain (Loss)	382
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(6,826)
Futures Contracts	(2)
Change in Unrealized Appreciation (Depreciation)	(6,828)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,174)
1	Dividends are net of foreign withholding taxes of less than $1,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were each less than $1,000. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	272	637
Realized Net Gain (Loss)	382	1,846
Change in Unrealized Appreciation (Depreciation)	(6,828)	7,648
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,174)	10,131
Distributions
Total Distributions	(330)	(661)
Capital Share Transactions
Issued	1,105	6,433
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,104)	(4,935)
Net Increase (Decrease) from Capital Share Transactions	1	1,498
Total Increase (Decrease)	(6,503)	10,968
Net Assets
Beginning of Period	51,162	40,194
End of Period	44,659	51,162

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,			February 13, 2018[1] to November 30, 2018
		2021	2020	2019
Net Asset Value, Beginning of Period	$110.02	$89.32	$86.44	$78.25	$75.00
Investment Operations
Net Investment Income[2]	.586	1.374	1.436	1.310	1.010
Net Realized and Unrealized Gain (Loss) on Investments	(13.856)	20.757	2.882	8.047	2.834
Total from Investment Operations	(13.270)	22.131	4.318	9.357	3.844
Distributions
Dividends from Net Investment Income	(.710)	(1.431)	(1.438)	(1.167)	(.594)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.710)	(1.431)	(1.438)	(1.167)	(.594)
Net Asset Value, End of Period	$96.04	$110.02	$89.32	$86.44	$78.25
Total Return	-12.15%	24.89%	5.38%	12.14%	5.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45	$51	$40	$41	$16
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.14%[3]	0.13%[4,5]
Ratio of Net Investment Income to Average Net Assets	1.11%	1.28%	1.83%	1.62%	1.58%[4]
Portfolio Turnover Rate	33%	64%[6]	54%[6]	49%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
4	Annualized.
5	The ratio of total expenses to average net assets before an expense reduction of 0.02% was 0.15%. The fund incurred higher than anticipated expenses, in which Vanguard voluntarily agreed to assume payment of certain expenses. The fund is not obligated to repay this amount to Vanguard.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Liquidity Factor ETF
Notes to Financial Statements
Vanguard U.S. Liquidity Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is

U.S. Liquidity Factor ETF
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

U.S. Liquidity Factor ETF
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2022, the fund had contributed to Vanguard capital in the amount of $2,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

U.S. Liquidity Factor ETF
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	44,491	—	9	44,500
Temporary Cash Investments	152	—	—	152
Total	44,643	—	9	44,652
Derivative Financial Instruments
Assets
Futures Contracts[1]	—	—	—	—
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of May 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	38,812
Gross Unrealized Appreciation	7,703
Gross Unrealized Depreciation	(1,863)
Net Unrealized Appreciation (Depreciation)	5,840
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2021, the fund had available capital losses totaling $1,086,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2022, the fund purchased $15,771,000 of investment securities and sold $15,722,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2022, such purchases were $171,000 and sales were $53,000, resulting in net realized gain of $35,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

U.S. Liquidity Factor ETF
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	Shares (000)	Shares (000)
Issued	10	60
Issued in Lieu of Cash Distributions	—	—
Redeemed	(10)	(45)
Net Increase (Decrease) in Shares Outstanding	—	15
At May 31, 2022, one shareholder, a subsidiary of Vanguard, was the record or beneficial owner of 46% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in these financial statements.

U.S. Minimum Volatility ETF
Fund Allocation
As of May 31, 2022
Basic Materials	1.2%
Consumer Discretionary	9.9
Consumer Staples	9.8
Energy	4.2
Financials	13.4
Health Care	16.9
Industrials	7.7
Real Estate	1.5
Technology	18.9
Telecommunications	7.3
Utilities	9.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

U.S. Minimum Volatility ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (1.2%)
	Newmont Corp.	7,636	518
	Balchem Corp.	764	95
	Fastenal Co.	541	29
			642
Consumer Discretionary (9.9%)
	Service Corp. International	11,105	778
	Dollar General Corp.	3,109	685
	McDonald's Corp.	2,025	511
	H&R Block Inc.	14,466	510
	Electronic Arts Inc.	2,645	367
*	Knowles Corp.	18,141	349
	Sirius XM Holdings Inc.	45,232	289
	Laureate Education Inc. Class A	18,854	240
	Costco Wholesale Corp.	513	239
	Walmart Inc.	1,619	208
	World Wrestling Entertainment Inc. Class A	3,046	203
*	Liberty Media Corp.- Liberty Braves Class C	6,338	156
	Target Corp.	910	147
	Domino's Pizza Inc.	377	137
*	Warner Bros Discovery Inc.	6,321	117
*	frontdoor Inc.	4,656	115
*	Grand Canyon Education Inc.	1,040	93
*	Liberty Media Corp.- Liberty Braves Class A	3,567	90
*	Madison Square Garden Sports Corp.	530	87
	Hasbro Inc.	709	64
*	Bright Horizons Family Solutions Inc.	259	23
			5,408
Consumer Staples (9.7%)
	Hershey Co.	3,542	750
	Procter & Gamble Co.	4,917	727
	Colgate-Palmolive Co.	8,891	701
	Church & Dwight Co. Inc.	7,459	672
	Flowers Foods Inc.	24,066	664
	Altria Group Inc.	11,623	629
	Mondelez International Inc. Class A	4,946	314
	Hormel Foods Corp.	5,308	258
	John B Sanfilippo & Son Inc.	2,883	220
	Kimberly-Clark Corp.	1,343	179
	PetMed Express Inc.	5,053	111
	PepsiCo Inc.	369	62
		Shares	Market Value• ($000)
	Lancaster Colony Corp.	365	45
			5,332
Energy (4.2%)
	Williams Cos. Inc.	25,613	949
	Chevron Corp.	4,210	735
	Kinder Morgan Inc.	23,087	455
	Cheniere Energy Inc.	1,155	158
			2,297
Financials (13.3%)
	First Financial Corp.	17,125	770
	Marsh & McLennan Cos. Inc.	4,617	738
	Waterstone Financial Inc.	36,878	638
	Intercontinental Exchange Inc.	5,778	592
*	Columbia Financial Inc.	25,941	539
	Mercury General Corp.	10,072	493
	Broadridge Financial Solutions Inc.	3,006	440
	Northwest Bancshares Inc.	34,128	440
	CME Group Inc.	1,795	357
	BancFirst Corp.	3,256	295
	TFS Financial Corp.	19,446	292
	Westamerica BanCorp.	4,449	268
	Safety Insurance Group Inc.	2,836	263
	Stock Yards Bancorp Inc.	4,061	240
*	Blue Foundry Bancorp	14,743	176
	Progressive Corp.	1,286	153
	Arthur J Gallagher & Co.	889	144
	HarborOne Bancorp Inc.	7,286	104
	HomeTrust Bancshares Inc.	2,870	77
	TrustCo Bank Corp. NY	2,164	70
	Bank First Corp.	681	49
	Bank of Marin Bancorp	1,083	36
	Camden National Corp.	796	35
	First of Long Island Corp.	1,786	34
	Macatawa Bank Corp.	3,634	34
	City Holding Co.	337	28
			7,305
Health Care (16.8%)
	Eli Lilly & Co.	2,928	918
	Bristol-Myers Squibb Co.	11,621	877
	Amgen Inc.	3,403	874
	Johnson & Johnson	4,554	818
	Merck & Co. Inc.	8,860	815
	Gilead Sciences Inc.	12,506	811
	Becton Dickinson and Co.	2,883	737
	Baxter International Inc.	8,180	622
*	Vertex Pharmaceuticals Inc.	2,317	622
	AbbVie Inc.	3,799	560

U.S. Minimum Volatility ETF
		Shares	Market Value• ($000)
*	HealthStream Inc.	19,750	402
*	NextGen Healthcare Inc.	19,989	362
*	Computer Programs and Systems Inc.	9,319	297
	Pfizer Inc.	2,892	153
	Perrigo Co. plc	3,726	149
*	Regeneron Pharmaceuticals Inc.	123	82
	Zoetis Inc.	462	79
	Premier Inc. Class A	1,121	42
*	Incyte Corp.	176	13
			9,233
Industrials (7.7%)
*	FTI Consulting Inc.	5,051	849
	Sonoco Products Co.	12,619	738
*	OSI Systems Inc.	7,076	594
	Lockheed Martin Corp.	866	381
	Accenture plc Class A	1,228	366
	Jack Henry & Associates Inc.	1,910	359
	Landstar System Inc.	1,441	218
	Illinois Tool Works Inc.	772	161
	MSC Industrial Direct Co. Inc. Class A	1,505	128
	AptarGroup Inc.	843	90
	Heartland Express Inc.	6,009	86
	National Presto Industries Inc.	1,234	83
	Argan Inc.	1,757	70
	Cass Information Systems Inc.	1,278	44
	Ennis Inc.	1,832	33
	Ball Corp.	320	23
			4,223
Real Estate (1.5%)
*	Equity Commonwealth	30,670	836
Technology (18.8%)
	Amdocs Ltd.	9,623	836
*	Verint Systems Inc.	16,175	826
	Dolby Laboratories Inc. Class A	10,586	822
	Apple Inc.	5,043	751
*	TTM Technologies Inc.	50,159	717
	Texas Instruments Inc.	3,719	657
	Microsoft Corp.	2,363	642
*	Alphabet Inc. Class A	268	610
	Oracle Corp.	8,374	602
	NortonLifeLock Inc.	24,628	600
	International Business Machines Corp.	3,036	422
*	Super Micro Computer Inc.	7,113	356
	Hewlett Packard Enterprise Co.	19,955	311
*	Altair Engineering Inc. Class A	5,104	281
*	Cirrus Logic Inc.	3,302	269
	Roper Technologies Inc.	566	250
*	Tyler Technologies Inc.	703	250
*	Envestnet Inc.	3,607	240
	NetApp Inc.	2,163	156
*	Yelp Inc. Class A	3,905	115
*	Meta Platforms Inc. Class A	522	101
	NVE Corp.	1,703	84
*	TrueCar Inc.	21,155	71
	SS&C Technologies Holdings Inc.	1,066	68
	Shutterstock Inc.	1,117	67
	Analog Devices Inc.	352	59
	Dell Technologies Inc. Class C	1,090	54
		Shares	Market Value• ($000)
*	Allscripts Healthcare Solutions Inc.	2,444	42
*	PDF Solutions Inc.	1,732	41
	Broadcom Inc.	35	20
			10,320
Telecommunications (7.3%)
	Verizon Communications Inc.	16,280	835
*	T-Mobile US Inc.	6,135	818
	AT&T Inc.	26,127	556
	Shenandoah Telecommunications Co.	14,916	342
	Cable One Inc.	213	278
*	Anterix Inc.	6,071	260
*	Charter Communications Inc. Class A	471	239
	Cisco Systems Inc.	3,668	165
*	Liberty Broadband Corp. Class A	1,247	152
*	United States Cellular Corp.	3,351	103
	InterDigital Inc.	1,472	96
*	Liberty Broadband Corp. Class C	636	80
	ATN International Inc.	1,350	59
	Motorola Solutions Inc.	85	19
			4,002
Utilities (9.1%)
	Consolidated Edison Inc.	8,899	883
	PPL Corp.	25,886	781
	Republic Services Inc. Class A	5,764	771
	WEC Energy Group Inc.	5,279	555
	Duke Energy Corp.	4,684	527
	Waste Management Inc.	1,678	266
	American Water Works Co. Inc.	1,614	244
	DTE Energy Co.	1,364	181
	American Electric Power Co. Inc.	1,568	160
	Avista Corp.	3,212	140
	Eversource Energy	1,305	121
	Xcel Energy Inc.	1,432	108
	NextEra Energy Inc.	1,302	99
	CMS Energy Corp.	1,022	73
	Ameren Corp.	749	71
	American States Water Co.	296	23
			5,003
Total Common Stocks (Cost $48,803)			54,601
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund, 0.854% (Cost $192)	1,919	192
Total Investments (99.9%) (Cost $48,995)			54,793
Other Assets and Liabilities—Net (0.1%)			76
Net Assets (100%)			54,869
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

U.S. Minimum Volatility ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2022	9	186	(5)

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Assets and Liabilities
As of May 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $48,803)	54,601
Affiliated Issuers (Cost $192)	192
Total Investments in Securities	54,793
Investment in Vanguard	2
Cash Collateral Pledged—Futures Contracts	14
Receivables for Accrued Income	69
Receivables for Capital Shares Issued	503
Total Assets	55,381
Liabilities
Payables for Investment Securities Purchased	508
Payables to Vanguard	3
Variation Margin Payable—Futures Contracts	1
Total Liabilities	512
Net Assets	54,869
At May 31, 2022, net assets consisted of:

Paid-in Capital	55,722
Total Distributable Earnings (Loss)	(853)
Net Assets	54,869

Net Assets
Applicable to 545,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	54,869
Net Asset Value Per Share	$100.68

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Operations

Six Months Ended May 31, 2022
($000)
Investment Income
Income
Dividends	501
Interest[1]	—
Securities Lending—Net	1
Total Income	502
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	13
Marketing and Distribution	—
Custodian Fees	1
Shareholders’ Reports	12
Trustees’ Fees and Expenses	—
Professional Services	8
Total Expenses	34
Net Investment Income	468
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,519
Futures Contracts	5
Realized Net Gain (Loss)	1,524
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,423)
Futures Contracts	(12)
Change in Unrealized Appreciation (Depreciation)	(1,435)
Net Increase (Decrease) in Net Assets Resulting from Operations	557
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1,000, less than $1,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $246,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	468	699
Realized Net Gain (Loss)	1,524	6,386
Change in Unrealized Appreciation (Depreciation)	(1,435)	896
Net Increase (Decrease) in Net Assets Resulting from Operations	557	7,981
Distributions
Total Distributions	(439)	(905)
Capital Share Transactions
Issued	9,127	1,451
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,505)	(18,000)
Net Increase (Decrease) from Capital Share Transactions	7,622	(16,549)
Total Increase (Decrease)	7,740	(9,473)
Net Assets
Beginning of Period	47,129	56,602
End of Period	54,869	47,129

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,			February 13, 2018[1] to November 30, 2018
		2021	2020	2019
Net Asset Value, Beginning of Period	$100.28	$87.08	$91.10	$81.69	$75.00
Investment Operations
Net Investment Income[2]	.911	1.374	1.779	2.632	1.887
Net Realized and Unrealized Gain (Loss) on Investments	.359	13.497	(3.776)	8.996	5.677
Total from Investment Operations	1.270	14.871	(1.997)	11.628	7.564
Distributions
Dividends from Net Investment Income	(.870)	(1.671)	(2.023)	(2.218)	(.874)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.870)	(1.671)	(2.023)	(2.218)	(.874)
Net Asset Value, End of Period	$100.68	$100.28	$87.08	$91.10	$81.69
Total Return	1.24%	17.22%	-1.99%	14.58%	10.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$55	$47	$57	$91	$22
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	1.74%	1.43%	2.14%	3.05%	2.90%[3]
Portfolio Turnover Rate	32%[4]	46%[4]	83%[4]	23%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Minimum Volatility ETF
Notes to Financial Statements
Vanguard U.S. Minimum Volatility ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is

U.S. Minimum Volatility ETF
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

U.S. Minimum Volatility ETF
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2022, the fund had contributed to Vanguard capital in the amount of $2,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of May 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	48,995
Gross Unrealized Appreciation	7,305
Gross Unrealized Depreciation	(1,512)
Net Unrealized Appreciation (Depreciation)	5,793

U.S. Minimum Volatility ETF
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2021, the fund had available capital losses totaling $8,322,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2022, the fund purchased $25,540,000 of investment securities and sold $17,928,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $1,505,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2022, such purchases were $0 and sales were $460,000, resulting in net realized gain of $120,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	Shares (000)	Shares (000)
Issued	90	15
Issued in Lieu of Cash Distributions	—	—
Redeemed	(15)	(195)
Net Increase (Decrease) in Shares Outstanding	75	(180)
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in these financial statements.

U.S. Momentum Factor ETF
Fund Allocation
As of May 31, 2022
Basic Materials	6.2%
Consumer Discretionary	10.3
Consumer Staples	7.0
Energy	21.6
Financials	15.4
Health Care	14.1
Industrials	13.7
Real Estate	0.6
Technology	9.4
Telecommunications	1.2
Utilities	0.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

U.S. Momentum Factor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (6.2%)
	Newmont Corp.	20,330	1,379
	Freeport-McMoRan Inc.	27,907	1,091
	Nucor Corp.	6,932	918
	Steel Dynamics Inc.	7,213	616
	Olin Corp.	7,965	524
	Royal Gold Inc.	4,486	507
	Alcoa Corp.	7,667	473
	Westlake Corp.	3,468	458
	Mosaic Co.	7,107	445
	CF Industries Holdings Inc.	4,435	438
	Sensient Technologies Corp.	4,899	428
*	TimkenSteel Corp.	17,937	414
*	Univar Solutions Inc.	13,035	401
*	Cleveland-Cliffs Inc.	15,704	364
*	Intrepid Potash Inc.	4,964	327
	Valvoline Inc.	9,424	315
	Ryerson Holding Corp.	9,843	297
	Huntsman Corp.	6,928	251
	AdvanSix Inc.	5,281	245
	American Vanguard Corp.	9,660	239
	Mueller Industries Inc.	4,181	225
	Schnitzer Steel Industries Inc. Class A	4,761	193
*	MP Materials Corp.	4,371	172
	Materion Corp.	1,995	164
*	US Silica Holdings Inc.	9,146	162
*	Livent Corp.	5,004	159
*	Century Aluminum Co.	13,408	158
*	Uranium Energy Corp.	36,751	140
*	Energy Fuels Inc.	20,851	134
	Albemarle Corp.	465	121
	Chemours Co.	2,230	96
	Tronox Holdings plc Class A	4,930	89
	Boise Cascade Co.	1,037	80
	Commercial Metals Co.	1,478	59
	US Steel Corp.	2,303	58
*	Ur-Energy Inc.	44,685	55
	Southern Copper Corp.	804	50
	Reliance Steel & Aluminum Co.	188	37
	Carpenter Technology Corp.	919	32
			12,314
Consumer Discretionary (10.3%)
	Costco Wholesale Corp.	3,692	1,721
*	O'Reilly Automotive Inc.	2,659	1,694
*	AutoZone Inc.	795	1,637
*	Tesla Inc.	1,756	1,332
		Shares	Market Value• ($000)
	Ford Motor Co.	67,158	919
*	Liberty Media Corp.-Liberty Formula One Class C	10,769	671
	Yum! Brands Inc.	4,583	557
*	Avis Budget Group Inc.	2,877	547
	Lowe's Cos. Inc.	2,735	534
*	Mattel Inc.	19,505	490
	Marriott International Inc. Class A	2,766	475
*	BJ's Wholesale Club Holdings Inc.	8,127	470
	Macy's Inc.	19,869	470
	Murphy USA Inc.	1,796	447
*	Dollar Tree Inc.	2,685	431
	Rush Enterprises Inc. Class A	6,711	342
	Standard Motor Products Inc.	8,150	326
	Laureate Education Inc. Class A	23,442	298
	Dick's Sporting Goods Inc.	3,585	291
*	Live Nation Entertainment Inc.	2,937	279
	Interpublic Group of Cos. Inc.	8,586	277
	Dillard's Inc. Class A	863	260
	Service Corp. International	3,551	249
*	Boot Barn Holdings Inc.	3,020	244
	A-Mark Precious Metals Inc.	3,171	241
*	Genesco Inc.	3,848	217
	Red Rock Resorts Inc. Class A	5,486	213
*	Golden Entertainment Inc.	4,477	212
*	Stagwell Inc.	26,432	209
*	Liberty Media Corp.- Liberty Formula One Class A	3,643	208
*	SeaWorld Entertainment Inc.	3,633	197
	International Game Technology plc	9,207	197
*	Chico's FAS Inc.	37,969	188
	Carriage Services Inc. Class A	4,390	177
	RCI Hospitality Holdings Inc.	3,022	175
	H&R Block Inc.	4,824	170
	Movado Group Inc.	4,728	160
*	Clear Channel Outdoor Holdings Inc.	99,335	157
	Scholastic Corp.	4,078	153
	Signet Jewelers Ltd.	2,440	145
	Dollar General Corp.	652	144
*	Kura Sushi USA Inc. Class A	3,723	140
*	Thryv Holdings Inc.	5,351	140
	Entravision Communications Corp. Class A	23,223	121
	Penske Automotive Group Inc.	967	111
*	Full House Resorts Inc.	15,797	111

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Advance Auto Parts Inc.	580	110
*	Arlo Technologies Inc.	15,124	107
*	Hilton Grand Vacations Inc.	2,311	106
*	Hyatt Hotels Corp. Class A	1,178	104
	Nexstar Media Group Inc. Class A	573	100
*	Trade Desk Inc. Class A	1,747	91
*	Stride Inc.	2,211	87
	Interface Inc. Class A	5,826	84
*	TravelCenters of America Inc.	2,101	82
	Choice Hotels International Inc.	587	75
*	Everi Holdings Inc.	4,094	73
*	Lululemon Athletica Inc.	236	69
*	Monarch Casino & Resort Inc.	966	66
	Pool Corp.	144	57
*	Lions Gate Entertainment Corp. Class A	5,410	55
	Clarus Corp.	2,447	54
	Franchise Group Inc.	1,354	54
*	Master Craft Boat Holdings Inc.	2,267	53
	Churchill Downs Inc.	250	51
*	Expedia Group Inc.	396	51
	Tractor Supply Co.	263	49
*	ODP Corp.	1,292	49
	Group 1 Automotive Inc.	260	47
	Papa John's International Inc.	407	36
			20,457
Consumer Staples (7.0%)
	CVS Health Corp.	16,420	1,589
	Hershey Co.	7,504	1,589
	Flowers Foods Inc.	32,007	883
	Tyson Foods Inc. Class A	9,392	842
	Church & Dwight Co. Inc.	8,546	770
	PepsiCo Inc.	4,590	770
	Ingles Markets Inc. Class A	8,297	739
	Philip Morris International Inc.	6,742	716
	SpartanNash Co.	19,385	667
	McKesson Corp.	1,700	559
	Kroger Co.	9,775	518
	Coca-Cola Consolidated Inc.	850	480
*	Pilgrim's Pride Corp.	12,974	432
	Coca-Cola Co.	6,526	414
	Albertsons Cos. Inc. Class A	13,271	405
	Archer-Daniels-Midland Co.	3,932	357
	Bunge Ltd.	2,957	350
	Kellogg Co.	4,344	303
*	Hostess Brands Inc. Class A	11,544	245
	Weis Markets Inc.	3,321	244
*	United Natural Foods Inc.	4,986	211
	Cal-Maine Foods Inc.	4,099	196
	Andersons Inc.	5,077	191
	Spectrum Brands Holdings Inc.	1,269	111
	Vector Group Ltd.	8,592	106
	MGP Ingredients Inc.	921	89
	Edgewell Personal Care Co.	2,256	82
*	Sprouts Farmers Market Inc.	1,911	52
			13,910
Energy (21.5%)
	ConocoPhillips	25,566	2,873
	EOG Resources Inc.	17,524	2,400
	Exxon Mobil Corp.	23,231	2,230
	Schlumberger NV	47,769	2,195
	Chevron Corp.	12,279	2,145
	Pioneer Natural Resources Co.	6,872	1,910
	Marathon Petroleum Corp.	17,076	1,738
		Shares	Market Value• ($000)
	Devon Energy Corp.	14,233	1,066
	Targa Resources Corp.	13,460	969
	Marathon Oil Corp.	23,750	746
	Cheniere Energy Inc.	5,435	743
	ONEOK Inc.	10,743	707
*	Antero Resources Corp.	16,067	689
	APA Corp.	14,029	659
	Halliburton Co.	16,170	655
	Patterson-UTI Energy Inc.	31,920	609
*	Southwestern Energy Co.	65,472	597
	Ovintiv Inc. (XNYS)	10,518	589
	Diamondback Energy Inc.	3,759	571
	Williams Cos. Inc.	15,412	571
	Valero Energy Corp.	4,298	557
	Continental Resources Inc.	8,095	551
	Hess Corp.	4,470	550
*	Range Resources Corp.	15,340	521
*	Peabody Energy Corp.	21,373	505
	Occidental Petroleum Corp.	7,201	499
	Baker Hughes Co. Class A	13,568	488
*	Enphase Energy Inc.	2,554	476
	PDC Energy Inc.	6,016	476
*	Tidewater Inc.	18,240	464
	EQT Corp.	9,420	450
	Coterra Energy Inc.	13,056	448
*	CONSOL Energy Inc.	8,664	447
	SM Energy Co.	8,400	405
	Matador Resources Co.	6,350	387
[1]	Arch Resources Inc.	2,524	386
*	Denbury Inc.	5,267	385
*	RPC Inc.	39,485	370
	Civitas Resources Inc.	4,825	368
	Northern Oil and Gas Inc.	11,227	367
	Murphy Oil Corp.	8,478	360
*	Comstock Resources Inc.	17,599	340
*	Nabors Industries Ltd. (XNYS)	2,006	335
*	NexTier Oilfield Solutions Inc.	30,567	333
	Oasis Petroleum Inc.	2,064	328
	NOV Inc.	15,049	301
*	PBF Energy Inc. Class A	8,714	289
	Berry Corp.	25,632	285
*	Laredo Petroleum Inc.	3,376	284
*	Kosmos Energy Ltd.	36,425	282
*	Earthstone Energy Inc. Class A	14,967	270
	California Resources Corp.	6,178	270
	Brigham Minerals Inc. Class A	8,661	263
*	CNX Resources Corp.	11,747	255
	Cactus Inc. Class A	4,701	246
*	Select Energy Services Inc. Class A	28,645	243
	Warrior Met Coal Inc.	6,869	231
*	Centennial Resource Development Inc. Class A	28,980	230
*	Dril-Quip Inc.	7,221	227
[1]	HighPeak Energy Inc.	7,119	227
*	W&T Offshore Inc.	32,782	221
	Magnolia Oil & Gas Corp. Class A	7,884	218
	Falcon Minerals Corp.	27,818	206
*	Callon Petroleum Co.	3,532	206
*	Tellurian Inc.	39,942	191
	Kinetik Holdings Inc.	2,085	175
*	Golar LNG Ltd.	6,917	175
	SunCoke Energy Inc.	20,921	169
*	TETRA Technologies Inc.	32,621	164
	Antero Midstream Corp.	14,541	158
	CVR Energy Inc.	3,866	133

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Centrus Energy Corp. Class A	5,144	132
*	Newpark Resources Inc.	30,083	129
*	ProPetro Holding Corp.	9,862	129
	Helmerich & Payne Inc.	2,541	128
*	Bristow Group Inc.	3,882	123
*	Talos Energy Inc.	5,318	115
	Solaris Oilfield Infrastructure Inc. Class A	7,230	97
*	Green Plains Inc.	2,596	85
*	Liberty Energy Inc. Class A	5,204	85
*	Oceaneering International Inc.	5,700	73
*	Ameresco Inc. Class A	1,172	69
*	Aemetis Inc.	7,869	64
*	MRC Global Inc.	3,610	40
			42,646
Financials (15.4%)
	Blackstone Inc.	14,662	1,727
	American Financial Group Inc.	11,100	1,568
	American International Group Inc.	24,074	1,413
	Charles Schwab Corp.	16,799	1,178
	Aon plc Class A (XNYS)	3,473	957
	ServisFirst Bancshares Inc.	11,423	952
	Chubb Ltd.	4,091	864
*	Berkshire Hathaway Inc. Class B	2,015	637
	Assured Guaranty Ltd.	10,378	611
	Pinnacle Financial Partners Inc.	7,057	575
	Wells Fargo & Co.	12,420	568
	Houlihan Lokey Inc. Class A	6,378	548
	Prudential Financial Inc.	5,004	532
	Ares Management Corp. Class A	7,258	517
	Kinsale Capital Group Inc.	2,247	494
	Marsh & McLennan Cos. Inc.	2,945	471
*	Customers Bancorp Inc.	11,062	457
	Berkshire Hills Bancorp Inc.	17,465	456
	Progressive Corp.	3,726	445
	CME Group Inc.	2,088	415
	Flushing Financial Corp.	17,674	408
	Hope Bancorp Inc.	26,927	393
	Signature Bank	1,792	388
*	Credit Acceptance Corp.	629	374
	Comerica Inc.	4,398	366
	ConnectOne Bancorp Inc.	13,276	366
	Bank OZK	8,701	361
	Central Pacific Financial Corp.	14,848	358
	Towne Bank	10,777	318
	Safety Insurance Group Inc.	3,404	316
*	MBIA Inc.	22,244	312
	Brown & Brown Inc.	5,218	310
	Jefferies Financial Group Inc.	9,355	309
	Hanmi Financial Corp.	13,085	305
	BancFirst Corp.	3,348	304
	Citizens Financial Group Inc.	7,326	303
	East West Bancorp Inc.	4,043	297
	Employers Holdings Inc.	7,109	294
	Nelnet Inc. Class A	3,358	284
	Eagle Bancorp Inc.	5,647	280
*	Encore Capital Group Inc.	4,548	278
	Provident Financial Services Inc.	11,987	276
	Brookline Bancorp Inc.	18,604	264
	WesBanco Inc.	7,273	248
	NBT Bancorp Inc.	6,423	238
	UMB Financial Corp.	2,530	234
		Shares	Market Value• ($000)
	Federal Agricultural Mortgage Corp. Class C	2,217	233
*	Bancorp Inc.	11,102	231
	Byline Bancorp Inc.	8,900	222
	FactSet Research Systems Inc.	570	218
	QCR Holdings Inc.	3,804	211
	Cullen/Frost Bankers Inc.	1,682	210
	HomeStreet Inc.	5,140	207
	Northfield Bancorp Inc.	14,015	186
	OFG Bancorp	6,565	186
*	Metropolitan Bank Holding Corp.	2,382	184
	Navient Corp.	11,160	179
	Hancock Whitney Corp.	3,402	170
	American Equity Investment Life Holding Co.	4,046	163
	Kearny Financial Corp.	13,073	162
	Meta Financial Group Inc.	3,887	162
	Preferred Bank	2,367	162
	Southside Bancshares Inc.	3,932	159
	Univest Financial Corp.	5,892	156
*	World Acceptance Corp.	1,050	155
	Enterprise Financial Services Corp.	3,334	154
	Bank of NT Butterfield & Son Ltd.	4,856	153
*	Triumph Bancorp Inc.	2,096	152
	Horizon Bancorp Inc.	7,941	143
	Washington Trust Bancorp Inc.	2,805	141
	Raymond James Financial Inc.	1,419	140
	Cboe Global Markets Inc.	1,136	128
	Tradeweb Markets Inc. Class A	1,886	128
	First Commonwealth Financial Corp.	9,013	126
	Lakeland Financial Corp.	1,726	125
*	Silvergate Capital Corp. Class A	1,589	125
	First BanCorp. (XNYS)	8,122	121
*	Enova International Inc.	3,719	117
	Fifth Third Bancorp	2,876	113
*	LendingClub Corp.	7,087	111
	Wintrust Financial Corp.	1,189	104
	Fulton Financial Corp.	6,231	99
*	EZCorp. Inc. Class A	12,853	97
	Cohen & Steers Inc.	1,247	95
	Old Republic International Corp.	3,978	95
	Sandy Spring Bancorp Inc.	2,216	94
	Independent Bank Corp.	4,590	91
*	Mr Cooper Group Inc.	2,029	88
	1st Source Corp.	1,626	76
	Regional Management Corp.	1,519	72
	First Bancorp (XNGS)	1,841	69
	Arthur J Gallagher & Co.	407	66
	Morningstar Inc.	254	65
*	Nicolet Bankshares Inc.	782	62
	Stock Yards Bancorp Inc.	1,015	60
	Dime Community Bancshares Inc.	1,920	60
	HarborOne Bancorp Inc.	3,444	49
	Intercontinental Exchange Inc.	338	35
			30,479
Health Care (14.1%)
	UnitedHealth Group Inc.	5,388	2,677
*	Regeneron Pharmaceuticals Inc.	3,283	2,182
	Pfizer Inc.	38,173	2,025

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
	Anthem Inc.	3,512	1,790
	Eli Lilly & Co.	5,589	1,752
	AbbVie Inc.	10,923	1,610
*	Vertex Pharmaceuticals Inc.	5,848	1,571
*	Centene Corp.	15,262	1,243
	HCA Healthcare Inc.	5,395	1,135
*	Molina Healthcare Inc.	1,875	544
*	Edwards Lifesciences Corp.	4,924	497
*	Tenet Healthcare Corp.	6,972	451
*	CorVel Corp.	2,970	443
	Merck & Co. Inc.	4,386	404
*	Prestige Consumer Healthcare Inc.	7,245	404
*	Amphastar Pharmaceuticals Inc.	10,484	389
	Bristol-Myers Squibb Co.	5,087	384
*	Option Care Health Inc.	11,926	362
	Thermo Fisher Scientific Inc.	635	360
*	Innoviva Inc.	21,345	324
*	Lantheus Holdings Inc.	4,358	299
*	Intra-Cellular Therapies Inc.	5,113	293
*	Cytokinetics Inc.	6,656	266
*	Mirum Pharmaceuticals Inc.	11,373	266
*	ChemoCentryx Inc.	11,085	247
*	Prometheus Biosciences Inc.	9,327	243
*	iRhythm Technologies Inc.	1,511	213
*	Travere Thrapeutics Inc.	9,077	212
*	Kezar Life Sciences Inc.	41,547	210
*	Evolus Inc.	16,078	207
*	Horizon Therapeutics plc	2,270	204
	West Pharmaceutical Services Inc.	634	197
*	NextGen Healthcare Inc.	10,500	190
*	Karyopharm Therapeutics Inc.	29,511	185
*	Meridian Bioscience Inc.	6,634	182
*	IVERIC bio Inc.	16,614	173
*	Apellis Pharmaceuticals Inc.	4,106	170
*	Cerevel Therapeutics Holdings Inc.	6,308	165
*	Catalyst Pharmaceuticals Inc.	22,390	161
*	Harmony Biosciences Holdings Inc.	3,688	161
	Danaher Corp.	576	152
*	Evolent Health Inc. Class A	5,302	149
*	Adicet Bio Inc.	11,650	138
*	Surgery Partners Inc.	3,440	135
*	Fulcrum Therapeutics Inc.	18,626	133
*	Geron Corp. (XNGS)	93,428	129
*	Dynavax Technologies Corp.	10,736	127
	Owens & Minor Inc.	3,599	125
*	Eagle Pharmaceuticals Inc.	2,597	121
*	ACADIA Pharmaceuticals Inc.	7,410	120
*	Enanta Pharmaceuticals Inc.	3,001	120
*	Inspire Medical Systems Inc.	677	120
*	Cutera Inc.	2,598	117
*	BioCryst Pharmaceuticals Inc.	12,431	116
*	Albireo Pharma Inc.	5,653	113
*	Pacira BioSciences Inc.	1,706	108
*	Tandem Diabetes Care Inc.	1,557	106
*	Crinetics Pharmaceuticals Inc.	5,599	94
*	Avid Bioservices Inc.	6,895	92
*	Vaxcyte Inc.	3,737	90
*	Chinook Therapeutics Inc.	5,735	87
*	AnaptysBio Inc.	3,540	67
	Atrion Corp.	91	57
*	Prothena Corp. plc	1,986	54
*	iTeos Therapeutics Inc.	2,923	51
		Shares	Market Value• ($000)
*	Keros Therapeutics Inc.	1,507	51
*	R1 RCM Inc.	2,260	48
*	Corcept Therapeutics Inc.	2,137	45
	STERIS plc	199	45
*	Celldex Therapeutics Inc.	1,833	43
*	Agiliti Inc.	2,163	42
*	Anavex Life Sciences Corp.	4,374	40
*	AngioDynamics Inc.	1,814	36
*	Community Health Systems Inc.	6,779	35
*	EyePoint Pharmaceuticals Inc.	3,365	32
			27,929
Industrials (13.6%)
	Northrop Grumman Corp.	3,305	1,547
	Lockheed Martin Corp.	2,837	1,249
	General Dynamics Corp.	5,510	1,239
	Carlisle Cos. Inc.	4,777	1,215
	L3Harris Technologies Inc.	4,926	1,187
	American Express Co.	6,331	1,069
	Automatic Data Processing Inc.	2,720	606
	Robert Half International Inc.	6,361	573
	Raytheon Technologies Corp.	6,006	571
	Union Pacific Corp.	2,540	558
	WW Grainger Inc.	1,113	542
*	WESCO International Inc.	4,302	540
	Schneider National Inc. Class B	22,220	536
	EnPro Industries Inc.	5,319	509
*	ExlService Holdings Inc.	3,333	474
	Dover Corp.	3,401	455
	Triton International Ltd.	6,485	414
	Zurn Water Solutions Corp.	14,182	409
	Scorpio Tankers Inc.	11,956	395
*	WillScot Mobile Mini Holdings Corp.	10,994	393
	Accenture plc Class A	1,306	390
	Eagle Bulk Shipping Inc.	5,151	377
*	Veritiv Corp.	2,407	350
	Old Dominion Freight Line Inc.	1,336	345
*	AMN Healthcare Services Inc.	3,474	337
	SFL Corp. Ltd.	29,220	329
	Applied Industrial Technologies Inc.	3,174	328
*	Builders FirstSource Inc.	4,931	321
	Costamare Inc.	20,105	286
	nVent Electric plc	7,959	282
	Paychex Inc.	2,253	279
	Genco Shipping & Trading Ltd.	11,020	278
	United Parcel Service Inc. Class B	1,491	272
*	Atkore Inc.	2,464	268
	Sealed Air Corp.	4,304	268
*	Titan International Inc.	14,618	266
	Acuity Brands Inc.	1,469	257
*	Air Transport Services Group Inc.	7,949	240
	Dorian LPG Ltd.	13,977	238
	Safe Bulkers Inc.	49,549	236
*	Allegheny Technologies Inc.	8,463	233
*	CBIZ Inc.	5,654	232
	Quanta Services Inc.	1,954	232
*	AAR Corp.	4,755	229
	CRA International Inc.	2,637	226
*	Cross Country Healthcare Inc.	12,678	224
	Encore Wire Corp.	1,743	218
*	CoreCivic Inc.	16,811	216
	International Seaways Inc.	8,966	216

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
*	Bill.com Holdings Inc.	1,620	192
*	BlueLinx Holdings Inc.	2,221	184
	Kforce Inc.	2,707	178
*	Donnelley Financial Solutions Inc.	5,500	171
	Textainer Group Holdings Ltd.	5,227	170
*	Transcat Inc.	2,622	166
*	International Money Express Inc.	7,799	161
*	MYR Group Inc.	1,714	157
*	Triumph Group Inc.	9,458	145
	Herc Holdings Inc.	1,213	142
	Curtiss-Wright Corp.	976	139
	Resources Connection Inc.	7,392	137
	Belden Inc.	2,368	136
	Korn Ferry	2,081	128
*	NV5 Global Inc.	1,022	126
	Standex International Corp.	1,341	125
	Regal Rexnord Corp.	933	117
	Covenant Logistics Group Inc. Class A	4,982	113
	Matson Inc.	1,164	105
*	Forrester Research Inc.	1,990	104
	Tetra Tech Inc.	754	102
*	Chart Industries Inc.	576	101
	Gorman-Rupp Co.	3,216	96
	HEICO Corp.	638	91
*	Sterling Construction Co. Inc.	3,657	90
	Wabash National Corp.	5,482	84
	Shyft Group Inc.	3,765	84
	Advanced Drainage Systems Inc.	735	80
	Heidrick & Struggles International Inc.	2,203	76
	Kadant Inc.	408	75
*	Fluor Corp.	2,601	73
*	Kirby Corp.	972	66
	Cintas Corp.	162	65
	ArcBest Corp.	841	64
*	Energy Recovery Inc.	3,083	62
	Greenbrier Cos. Inc.	1,352	56
*	Saia Inc.	286	56
*	Aspen Aerogels Inc.	2,995	52
*	Atlas Air Worldwide Holdings Inc.	731	51
*	Paylocity Holding Corp.	286	50
*	API Group Corp.	2,685	47
*	TrueBlue Inc.	1,859	41
*	FTI Consulting Inc.	241	40
*	Daseke Inc.	4,380	33
			26,985
Real Estate (0.5%)
*	Jones Lang LaSalle Inc.	2,215	437
	Kennedy-Wilson Holdings Inc.	12,654	266
	Newmark Group Inc. Class A	15,773	175
*	Cushman & Wakefield plc	8,126	152
	Marcus & Millichap Inc.	1,203	50
			1,080
Technology (9.4%)
*	Palo Alto Networks Inc.	3,571	1,795
	Broadcom Inc.	2,691	1,561
*	Fortinet Inc.	3,157	929
	Apple Inc.	6,026	897
*	Gartner Inc.	2,894	759
	NVIDIA Corp.	4,033	753
	Marvell Technology Inc.	12,543	742
		Shares	Market Value• ($000)
*	Perficient Inc.	6,552	642
*	Advanced Micro Devices Inc.	5,679	578
	QUALCOMM Inc.	3,786	542
*	Alphabet Inc. Class C	213	486
*	ON Semiconductor Corp.	7,530	457
*	Qualys Inc.	3,458	452
*	Rambus Inc.	16,028	402
	Dell Technologies Inc. Class C	7,016	350
	Microsoft Corp.	1,273	346
*	Pure Storage Inc. Class A	12,782	303
*	PDF Solutions Inc.	12,126	290
*	Datadog Inc. Class A	2,869	274
	KBR Inc.	5,074	253
*	Allscripts Healthcare Solutions Inc.	14,017	240
*	Globant SA	1,166	221
*	New Relic Inc.	4,671	219
*	Arrow Electronics Inc.	1,810	218
*	Limelight Networks Inc.	59,785	216
*	Synaptics Inc.	1,417	210
	Entegris Inc.	1,803	200
*	Tenable Holdings Inc.	3,975	200
	Concentrix Corp.	1,270	197
*	Axcelis Technologies Inc.	3,148	195
*	Veeco Instruments Inc.	8,994	193
*	Photronics Inc.	7,881	171
*	Super Micro Computer Inc.	3,363	168
*	Alpha & Omega Semiconductor Ltd.	3,621	159
	A10 Networks Inc.	9,959	153
*	Avid Technology Inc.	5,150	151
	NortonLifeLock Inc.	6,128	149
*	Aspen Technology Inc.	761	147
*	Alphabet Inc. Class A	64	146
*	MongoDB Inc. Class A	616	146
*	Wolfspeed Inc.	1,858	140
*	MaxLinear Inc.	3,396	134
*	Zscaler Inc.	787	120
*	Sitime Corp.	547	117
*	Cadence Design Systems Inc.	750	115
	KLA Corp.	303	111
*	Box Inc. Class A	3,975	104
*	Cloudflare Inc. Class A	1,833	103
*	MACOM Technology Solutions Holdings Inc. Class H	1,673	91
*	FormFactor Inc.	2,160	89
	Monolithic Power Systems Inc.	197	89
*	CACI International Inc. Class A	288	81
*	Lattice Semiconductor Corp.	1,427	74
*	Asana Inc. Class A	3,394	74
*	Cargurus Inc.	2,747	70
	American Software Inc. Class A	3,865	66
	Oracle Corp.	873	63
*	SPS Commerce Inc.	587	63
	HP Inc.	1,458	57
	NetApp Inc.	793	57
*	Impinj Inc.	1,203	56
*	Synopsys Inc.	158	50
	CSG Systems International Inc.	777	48
	Shutterstock Inc.	716	43
*	DigitalOcean Holdings Inc.	884	43
*	TechTarget Inc.	594	42
*	SMART Global Holdings Inc.	1,688	42
			18,652

U.S. Momentum Factor ETF
		Shares	Market Value• ($000)
Telecommunications (1.2%)
*	Arista Networks Inc.	4,464	457
	Motorola Solutions Inc.	1,447	318
*	WideOpenWest Inc.	14,027	308
	Juniper Networks Inc.	7,617	234
*	Clearfield Inc.	3,251	201
*	Anterix Inc.	4,545	194
*	Gogo Inc.	8,498	172
*	Calix Inc.	3,119	115
*	Extreme Networks Inc.	10,388	103
*	Harmonic Inc.	7,945	77
	Ubiquiti Inc.	249	65
*	Infinera Corp.	4,974	28
			2,272
Utilities (0.5%)
	Waste Management Inc.	4,595	728
*	Evoqua Water Technologies Corp.	9,593	342
			1,070
Total Common Stocks (Cost $181,367)			197,794
		Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.854% (Cost $610)	6,104	610
Total Investments (100.0%) (Cost $181,977)			198,404
Other Assets and Liabilities—Net (0.0%)			93
Net Assets (100%)			198,497
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $361,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $386,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	2	413	(22)
Micro E-mini S&P 500 Index	June 2022	10	207	2
				(20)

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Assets and Liabilities
As of May 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $181,367)	197,794
Affiliated Issuers (Cost $610)	610
Total Investments in Securities	198,404
Investment in Vanguard	7
Cash	241
Cash Collateral Pledged—Futures Contracts	36
Receivables for Accrued Income	313
Total Assets	199,001
Liabilities
Payables for Investment Securities Purchased	103
Collateral for Securities on Loan	386
Payables to Vanguard	11
Variation Margin Payable—Futures Contracts	4
Total Liabilities	504
Net Assets	198,497
1 Includes $361 of securities on loan.
At May 31, 2022, net assets consisted of:

Paid-in Capital	190,626
Total Distributable Earnings (Loss)	7,871
Net Assets	198,497

Net Assets
Applicable to 1,675,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	198,497
Net Asset Value Per Share	$118.51

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Operations

Six Months Ended May 31, 2022
($000)
Investment Income
Income
Dividends[1]	1,612
Interest[2]	1
Securities Lending—Net	7
Total Income	1,620
Expenses
The Vanguard Group—Note B
Investment Advisory Services	76
Management and Administrative	14
Marketing and Distribution	3
Custodian Fees	6
Shareholders’ Reports	16
Trustees’ Fees and Expenses	—
Professional Services	8
Total Expenses	123
Net Investment Income	1,497
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(4,477)
Futures Contracts	(24)
Realized Net Gain (Loss)	(4,501)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(15,416)
Futures Contracts	(36)
Change in Unrealized Appreciation (Depreciation)	(15,452)
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,456)
1	Dividends are net of foreign withholding taxes of less than $1,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $6,331,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,497	1,153
Realized Net Gain (Loss)	(4,501)	47
Change in Unrealized Appreciation (Depreciation)	(15,452)	16,403
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,456)	17,603
Distributions
Total Distributions	(1,317)	(717)
Capital Share Transactions
Issued	52,402	124,004
Issued in Lieu of Cash Distributions	—	—
Redeemed	(25,048)	(8,454)
Net Increase (Decrease) from Capital Share Transactions	27,354	115,550
Total Increase (Decrease)	7,581	132,436
Net Assets
Beginning of Period	190,916	58,480
End of Period	198,497	190,916

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,			February 13, 2018[1] to November 30, 2018
		2021	2020	2019
Net Asset Value, Beginning of Period	$132.12	$106.33	$85.18	$76.73	$75.00
Investment Operations
Net Investment Income[2]	.971	1.227	.552	.985	.538
Net Realized and Unrealized Gain (Loss) on Investments	(13.725)	25.325	21.279	8.336	1.489
Total from Investment Operations	(12.754)	26.552	21.831	9.321	2.027
Distributions
Dividends from Net Investment Income	(.856)	(.762)	(.681)	(.871)	(.297)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.856)	(.762)	(.681)	(.871)	(.297)
Net Asset Value, End of Period	$118.51	$132.12	$106.33	$85.18	$76.73
Total Return	-9.71%	25.01%	25.91%	12.25%	2.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$198	$191	$58	$32	$33
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	1.42%	0.95%	0.62%	1.24%	0.83%[3]
Portfolio Turnover Rate	61%[4]	103%[4]	115%[4]	118%	53%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Momentum Factor ETF
Notes to Financial Statements
Vanguard U.S. Momentum Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is

U.S. Momentum Factor ETF
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

U.S. Momentum Factor ETF
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2022, the fund had contributed to Vanguard capital in the amount of $7,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of May 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	181,982
Gross Unrealized Appreciation	25,330
Gross Unrealized Depreciation	(8,928)
Net Unrealized Appreciation (Depreciation)	16,402

U.S. Momentum Factor ETF
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2021, the fund had available capital losses totaling $4,512,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2022, the fund purchased $169,769,000 of investment securities and sold $142,057,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $25,039,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	Shares (000)	Shares (000)
Issued	430	960
Issued in Lieu of Cash Distributions	—	—
Redeemed	(200)	(65)
Net Increase (Decrease) in Shares Outstanding	230	895
At May 31, 2022, one shareholder was a record or beneficial owner of 33% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in these financial statements.

U.S. Multifactor ETF
Fund Allocation
As of May 31, 2022
Basic Materials	5.1%
Consumer Discretionary	16.0
Consumer Staples	8.5
Energy	14.6
Financials	19.2
Health Care	13.5
Industrials	11.9
Real Estate	0.1
Technology	9.8
Telecommunications	1.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

U.S. Multifactor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (5.1%)
	Freeport-McMoRan Inc.	32,629	1,275
	CF Industries Holdings Inc.	6,184	611
	Steel Dynamics Inc.	6,000	512
	Reliance Steel & Aluminum Co.	2,536	493
	Olin Corp.	7,447	490
	Nucor Corp.	3,602	477
	UFP Industries Inc.	4,744	366
	AdvanSix Inc.	7,411	343
	Boise Cascade Co.	4,316	334
	Chemours Co.	7,599	327
	Mosaic Co.	5,067	318
	Southern Copper Corp.	4,100	253
	Newmont Corp.	3,680	250
	Commercial Metals Co.	4,667	185
	Celanese Corp. Class A	1,166	183
	Huntsman Corp.	4,863	176
	Mueller Industries Inc.	2,948	159
	Tronox Holdings plc Class A	8,022	145
	Timken Co.	1,804	110
	US Steel Corp.	3,794	95
	Dow Inc.	1,303	89
	Materion Corp.	899	74
	Stepan Co.	619	69
	Cabot Corp.	890	67
	Fastenal Co.	1,052	56
	International Paper Co.	733	36
	Valvoline Inc.	1,029	34
			7,527
Consumer Discretionary (16.0%)
	H&R Block Inc.	30,231	1,065
	Lowe's Cos. Inc.	5,196	1,015
	Costco Wholesale Corp.	1,678	782
*	O'Reilly Automotive Inc.	1,152	734
	Ford Motor Co.	47,482	650
	Target Corp.	3,820	618
	Scholastic Corp.	14,995	563
	Dillard's Inc. Class A	1,852	558
*	AutoNation Inc.	4,115	492
*	AutoZone Inc.	238	490
	LKQ Corp.	8,294	426
	Travel + Leisure Co.	7,488	383
	Fox Corp. Class A	10,425	370
*	Perdoceo Education Corp.	33,646	367
	Omnicom Group Inc.	4,862	363
	Dick's Sporting Goods Inc.	4,328	352
	Genuine Parts Co.	2,375	325
		Shares	Market Value• ($000)
	Nexstar Media Group Inc. Class A	1,856	325
	Ralph Lauren Corp. Class A	3,166	320
	Movado Group Inc.	9,260	314
	Oxford Industries Inc.	3,315	302
	Macy's Inc.	12,672	300
	Boyd Gaming Corp.	4,758	280
	Whirlpool Corp.	1,486	274
	Service Corp. International	3,753	263
	Rush Enterprises Inc. Class A	5,018	256
	Interpublic Group of Cos. Inc.	7,752	250
	Penske Automotive Group Inc.	2,166	249
	Williams-Sonoma Inc.	1,938	248
	International Game Technology plc	11,546	247
*	BJ's Wholesale Club Holdings Inc.	4,205	243
	Ethan Allen Interiors Inc.	10,337	240
*	Monarch Casino & Resort Inc.	3,505	238
*	SeaWorld Entertainment Inc.	4,181	227
	Advance Auto Parts Inc.	1,163	221
	Tapestry Inc.	6,387	220
	Hibbett Inc.	4,259	216
*	Cars.com Inc.	20,597	213
*	ODP Corp.	5,234	200
	Kohl's Corp.	4,818	194
*	Expedia Group Inc.	1,467	190
	Signet Jewelers Ltd.	3,196	190
	Lithia Motors Inc. Class A	589	179
	Group 1 Automotive Inc.	993	178
*	Funko Inc. Class A	8,682	177
	eBay Inc.	3,614	176
	Lennar Corp. Class A	2,151	173
	Shoe Carnival Inc.	6,235	170
	Entravision Communications Corp. Class A	31,846	167
*	Tri Pointe Homes Inc.	7,875	166
*	MarineMax Inc.	3,718	154
*	Conn's Inc.	11,467	151
	Gentex Corp.	4,755	148
*	Knowles Corp.	7,701	148
	Rent-A-Center Inc.	5,282	145
	Acushnet Holdings Corp.	3,499	142
*	Deckers Outdoor Corp.	524	141
	Hanesbrands Inc.	11,848	141
*	Skyline Champion Corp.	2,622	139
	Buckle Inc.	4,070	134
	Standard Motor Products Inc.	3,363	134
	Sonic Automotive Inc. Class A	2,910	133

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	Bath & Body Works Inc.	3,230	133
	PulteGroup Inc.	2,914	132
	Academy Sports & Outdoors Inc.	3,901	131
*	Lululemon Athletica Inc.	441	129
*	Vera Bradley Inc.	18,744	128
*	Abercrombie & Fitch Co. Class A	6,069	124
	Aaron's Co. Inc.	6,114	120
*	Helen of Troy Ltd.	643	119
*	Duluth Holdings Inc. Class B	9,426	118
*	NVR Inc.	26	116
*	Zumiez Inc.	3,548	116
*	Capri Holdings Ltd.	2,318	113
	Inter Parfums Inc.	1,499	111
*	Gentherm Inc.	1,592	110
	Tilly's Inc. Class A	12,850	106
*	Central Garden & Pet Co. Class A	2,465	104
	A-Mark Precious Metals Inc.	1,366	104
*	Asbury Automotive Group Inc.	567	103
*	Malibu Boats Inc. Class A	1,765	103
	Century Communities Inc.	1,878	102
	Garmin Ltd.	967	102
	HNI Corp.	2,630	100
	Steven Madden Ltd.	2,682	100
	PVH Corp.	1,397	99
*	Ulta Beauty Inc.	230	97
	Cato Corp. Class A	7,377	96
*	Cavco Industries Inc.	410	91
*	Master Craft Boat Holdings Inc.	3,900	91
*	Stride Inc.	2,325	91
	Best Buy Co. Inc.	1,087	89
	Tractor Supply Co.	451	85
	Laureate Education Inc. Class A	6,580	84
	News Corp. Class B	4,799	84
*	Accel Entertainment Inc. Class A	7,465	81
*	GoPro Inc. Class A	11,375	79
	Kontoor Brands Inc.	1,968	79
	Interface Inc. Class A	5,447	78
	Matthews International Corp. Class A	2,400	78
	Newell Brands Inc.	3,606	77
	Haverty Furniture Cos. Inc.	2,652	75
	Walmart Inc.	575	74
	Johnson Outdoors Inc. Class A	1,115	73
	John Wiley & Sons Inc. Class A	1,285	68
*	Crocs Inc.	1,156	64
	Murphy USA Inc.	257	64
	Winnebago Industries Inc.	1,251	62
*	Meritage Homes Corp.	709	61
*	Citi Trends Inc.	1,912	57
*	Sally Beauty Holdings Inc.	3,652	55
*	Copart Inc.	414	47
	News Corp. Class A	2,698	47
	Carter's Inc.	527	41
*	Boot Barn Holdings Inc.	499	40
*	Universal Electronics Inc.	1,416	38
*	American Axle & Manufacturing Holdings Inc.	4,485	36
	La-Z-Boy Inc.	1,089	28
			23,802
Consumer Staples (8.4%)
	Altria Group Inc.	41,482	2,244
	McKesson Corp.	4,353	1,431
	Philip Morris International Inc.	12,980	1,379
		Shares	Market Value• ($000)
	Tyson Foods Inc. Class A	10,657	955
	CVS Health Corp.	9,865	954
	Kroger Co.	16,504	874
	SpartanNash Co.	22,439	772
	Vector Group Ltd.	51,901	639
	Ingles Markets Inc. Class A	7,083	631
	Weis Markets Inc.	8,061	593
	Albertsons Cos. Inc. Class A	10,078	308
	Flowers Foods Inc.	9,911	274
	Coca-Cola Consolidated Inc.	445	251
	Archer-Daniels-Midland Co.	2,559	232
*	Monster Beverage Corp.	2,012	179
	AmerisourceBergen Corp. Class A	1,081	167
	Kraft Heinz Co.	3,592	136
*	USANA Health Sciences Inc.	1,850	130
*	Pilgrim's Pride Corp.	3,558	119
*	Sprouts Farmers Market Inc.	2,847	77
	Casey's General Stores Inc.	354	74
	Edgewell Personal Care Co.	1,652	60
*	Hain Celestial Group Inc.	2,070	55
	John B Sanfilippo & Son Inc.	591	45
			12,579
Energy (14.5%)
	Chevron Corp.	11,997	2,095
	Exxon Mobil Corp.	20,098	1,929
	EOG Resources Inc.	13,711	1,878
	Pioneer Natural Resources Co.	4,076	1,133
	ConocoPhillips	9,628	1,082
	Marathon Oil Corp.	26,679	839
	Cheniere Energy Inc.	5,429	743
	Civitas Resources Inc.	9,361	715
	Northern Oil and Gas Inc.	17,634	576
	Occidental Petroleum Corp.	8,094	561
*	CONSOL Energy Inc.	10,533	543
	PDC Energy Inc.	6,528	517
*	W&T Offshore Inc.	73,695	496
	Oasis Petroleum Inc.	2,944	467
*	ProPetro Holding Corp.	34,307	448
	Falcon Minerals Corp.	56,788	421
	SunCoke Energy Inc.	51,924	420
	California Resources Corp.	9,334	408
*	Antero Resources Corp.	9,135	392
*	Range Resources Corp.	10,719	364
	Targa Resources Corp.	5,005	360
	Continental Resources Inc.	4,807	327
	Warrior Met Coal Inc.	9,022	303
	ChampionX Corp.	11,905	277
*	Comstock Resources Inc.	14,315	276
	Ovintiv Inc. (XNYS)	4,918	275
	Baker Hughes Co. Class A	7,514	270
*	Talos Energy Inc.	12,520	270
	Marathon Petroleum Corp.	2,593	264
	Coterra Energy Inc.	7,635	262
*	Southwestern Energy Co.	26,844	245
	APA Corp.	4,921	231
	Diamondback Energy Inc.	1,352	206
	Antero Midstream Corp.	18,841	205
	Magnolia Oil & Gas Corp. Class A	6,519	180
	Schlumberger NV	3,457	159
*	Earthstone Energy Inc. Class A	8,123	146
*	REX American Resources Corp.	1,655	144
	Berry Corp.	12,724	142
*	PBF Energy Inc. Class A	3,881	129
	Valero Energy Corp.	999	129

U.S. Multifactor ETF
		Shares	Market Value• ($000)
*	Dril-Quip Inc.	3,560	112
*	Newpark Resources Inc.	24,261	104
	Murphy Oil Corp.	2,409	102
	Brigham Minerals Inc. Class A	3,207	97
*	Helix Energy Solutions Group Inc.	20,409	95
*	Denbury Inc.	1,163	85
*	Bristow Group Inc.	2,489	79
	Arch Resources Inc.	363	56
*	Centrus Energy Corp. Class A	1,980	51
	Hess Corp.	324	40
			21,648
Financials (19.1%)
	Bank of New York Mellon Corp.	23,448	1,093
*	Berkshire Hathaway Inc. Class B	3,354	1,060
	Wells Fargo & Co.	21,749	995
	MetLife Inc.	14,756	994
	Aon plc Class A (XNYS)	2,969	818
*	Enstar Group Ltd.	3,242	752
	Morgan Stanley	7,809	673
*	PRA Group Inc.	15,631	578
	CNO Financial Group Inc.	27,797	572
	First Financial Corp.	12,488	562
	Fidelity National Financial Inc.	12,311	521
	Hope Bancorp Inc.	34,124	498
	Allstate Corp.	3,401	465
	HomeStreet Inc.	11,521	464
	Associated Banc-Corp.	22,384	463
	First BanCorp. (XNYS)	30,886	461
*	Credit Acceptance Corp.	747	445
	First Financial Bancorp	20,320	426
	First Commonwealth Financial Corp.	30,276	424
	SLM Corp.	21,600	423
	Jefferies Financial Group Inc.	12,744	421
	Popular Inc.	4,999	408
	Hartford Financial Services Group Inc.	5,581	405
	OFG Bancorp	14,297	405
	Voya Financial Inc.	5,775	396
	Ameriprise Financial Inc.	1,357	375
	Central Pacific Financial Corp.	15,426	372
	Comerica Inc.	4,132	344
*	Mr Cooper Group Inc.	7,928	344
	Northwest Bancshares Inc.	26,096	336
	City Holding Co.	4,061	333
	Kearny Financial Corp.	25,737	319
	Hilltop Holdings Inc.	10,574	317
	Dime Community Bancshares Inc.	9,854	310
	HarborOne Bancorp Inc.	21,192	303
	WesBanco Inc.	8,687	296
	Byline Bancorp Inc.	11,548	288
	Aflac Inc.	4,670	283
	Sandy Spring Bancorp Inc.	6,424	272
	Midland States Bancorp Inc.	10,046	270
	Eagle Bancorp Inc.	5,235	259
	Heritage Financial Corp.	9,898	258
	Washington Federal Inc.	7,740	251
	Hanmi Financial Corp.	10,576	247
*	Encore Capital Group Inc.	3,950	241
	First American Financial Corp.	3,967	240
	BOK Financial Corp.	2,762	238
	Stifel Financial Corp.	3,504	225
	Bank of America Corp.	5,961	222
	Fulton Financial Corp.	13,975	222
		Shares	Market Value• ($000)
	JPMorgan Chase & Co.	1,657	219
	NBT Bancorp Inc.	5,898	218
	First Citizens BancShares Inc. Class A	305	214
	QCR Holdings Inc.	3,677	204
	Houlihan Lokey Inc. Class A	2,362	203
	Bank of NT Butterfield & Son Ltd.	6,299	199
	Piper Sandler Cos.	1,451	191
	Virtus Investment Partners Inc.	991	191
	Employers Holdings Inc.	4,410	183
	Navient Corp.	11,288	181
	Federal Agricultural Mortgage Corp. Class C	1,687	177
	Principal Financial Group Inc.	2,421	177
	Federated Hermes Inc.	4,854	165
	Moody's Corp.	546	165
	Stewart Information Services Corp.	2,939	163
	Nelnet Inc. Class A	1,908	162
	Virtu Financial Inc. Class A	5,830	152
	Northfield Bancorp Inc.	10,810	144
	Zions Bancorp NA	2,456	140
	Primerica Inc.	1,086	137
	Brookline Bancorp Inc.	9,371	133
	Provident Financial Services Inc.	5,702	131
	Prudential Financial Inc.	1,156	123
	Carlyle Group Inc.	3,050	118
	Preferred Bank	1,685	115
	1st Source Corp.	2,422	114
	Home BancShares Inc.	5,004	113
	ServisFirst Bancshares Inc.	1,355	113
	Affiliated Managers Group Inc.	812	108
	UMB Financial Corp.	1,174	108
	HCI Group Inc.	1,520	103
	Flushing Financial Corp.	4,312	100
	Raymond James Financial Inc.	1,002	99
	Park National Corp.	792	98
	Equitable Holdings Inc.	3,094	94
*	Columbia Financial Inc.	4,370	91
	Southside Bancshares Inc.	2,089	84
	BankUnited Inc.	1,911	80
	Trustmark Corp.	2,735	80
	Cathay General Bancorp	1,838	76
	Origin Bancorp Inc.	1,815	71
	FNB Corp.	5,531	67
	Horizon Bancorp Inc.	3,662	66
	Washington Trust Bancorp Inc.	1,302	65
	Banner Corp.	1,085	63
	Cohen & Steers Inc.	787	60
	Independent Bank Corp.	3,018	60
	Franklin Resources Inc.	1,786	48
	Merchants Bancorp	1,757	45
	Oppenheimer Holdings Inc. Class A	1,242	44
	Radian Group Inc.	1,996	43
	State Street Corp.	581	42
*	Arch Capital Group Ltd.	877	42
	KeyCorp	2,034	41
	Evercore Inc. Class A	336	38
	Hanover Insurance Group Inc.	247	36
	TrustCo Bank Corp. NY	1,018	33
	Walker & Dunlop Inc.	300	32
	First Bancorp (XNGS)	795	30
			28,479

U.S. Multifactor ETF
		Shares	Market Value• ($000)
Health Care (13.4%)
	Pfizer Inc.	40,238	2,134
	Bristol-Myers Squibb Co.	27,999	2,113
*	Regeneron Pharmaceuticals Inc.	2,332	1,550
	AbbVie Inc.	9,323	1,374
	Anthem Inc.	2,666	1,359
	HCA Healthcare Inc.	5,400	1,136
	Gilead Sciences Inc.	16,112	1,045
	UnitedHealth Group Inc.	1,929	958
*	Vertex Pharmaceuticals Inc.	3,191	857
	Merck & Co. Inc.	8,611	793
*	Hologic Inc.	8,688	654
	Organon & Co.	15,237	578
*	Molina Healthcare Inc.	1,590	461
	Johnson & Johnson	2,423	435
*	Innoviva Inc.	24,573	373
	Quest Diagnostics Inc.	2,469	348
	Eli Lilly & Co.	1,033	324
	Premier Inc. Class A	7,655	286
*	Tenet Healthcare Corp.	4,010	260
*	Biogen Inc.	1,295	259
*	United Therapeutics Corp.	1,113	256
*	Centene Corp.	2,999	244
*	Catalyst Pharmaceuticals Inc.	33,701	243
	Laboratory Corp. of America Holdings	940	232
	QuidelOrtho Corp.	2,301	219
*	iTeos Therapeutics Inc.	10,515	184
*	Medpace Holdings Inc.	1,133	162
*	Eagle Pharmaceuticals Inc.	2,896	135
*	CorVel Corp.	857	128
*	Amphastar Pharmaceuticals Inc.	3,283	122
	West Pharmaceutical Services Inc.	334	104
	Patterson Cos. Inc.	3,192	101
*	DaVita Inc.	1,005	98
*	Moderna Inc.	620	90
*	Corcept Therapeutics Inc.	3,854	80
*	Henry Schein Inc.	709	61
	Abbott Laboratories	456	54
*	AngioDynamics Inc.	2,774	54
*	Meridian Bioscience Inc.	1,887	52
*	Computer Programs and Systems Inc.	1,578	50
*	ICU Medical Inc.	277	50
*	ModivCare Inc.	327	31
			20,047
Industrials (11.9%)
	Northrop Grumman Corp.	2,181	1,021
	American Express Co.	5,965	1,007
	Louisiana-Pacific Corp.	6,446	445
	Resources Connection Inc.	20,909	386
	SFL Corp. Ltd.	34,273	386
	Accenture plc Class A	1,266	378
	Dorian LPG Ltd.	21,314	362
	General Dynamics Corp.	1,506	339
*	FTI Consulting Inc.	2,004	337
	Encore Wire Corp.	2,390	299
*	AMN Healthcare Services Inc.	2,929	284
	Paychex Inc.	2,185	271
	Insteel Industries Inc.	6,318	262
	Covenant Logistics Group Inc. Class A	11,315	256
	Robert Half International Inc.	2,754	248
	Genco Shipping & Trading Ltd.	9,809	248
		Shares	Market Value• ($000)
	Old Dominion Freight Line Inc.	928	240
*	MYR Group Inc.	2,565	235
	AGCO Corp.	1,828	234
	Kforce Inc.	3,553	233
	Johnson Controls International plc	4,275	233
	Matson Inc.	2,584	232
	Acuity Brands Inc.	1,318	231
	Heidrick & Struggles International Inc.	6,620	229
*	ExlService Holdings Inc.	1,601	228
	Ryder System Inc.	2,808	225
	Simpson Manufacturing Co. Inc.	2,028	220
*	Titan Machinery Inc.	7,996	211
	Crown Holdings Inc.	1,935	202
*	Hub Group Inc. Class A	2,744	200
	Regal Rexnord Corp.	1,592	199
	ICF International Inc.	1,918	196
	ManpowerGroup Inc.	2,192	196
	ArcBest Corp.	2,495	189
*	TopBuild Corp.	931	184
*	CoreCivic Inc.	14,181	182
	Snap-on Inc.	812	180
*	United Rentals Inc.	576	172
	Apogee Enterprises Inc.	4,083	170
	Safe Bulkers Inc.	35,657	170
	Werner Enterprises Inc.	4,105	167
	Cummins Inc.	769	161
	Eagle Materials Inc.	1,226	160
*	Saia Inc.	797	157
	Textainer Group Holdings Ltd.	4,806	156
	EMCOR Group Inc.	1,451	153
*	Great Lakes Dredge & Dock Corp.	10,306	151
	Schneider National Inc. Class B	6,242	151
*	Atlas Air Worldwide Holdings Inc.	2,140	149
*	Zebra Technologies Corp. Class A	438	148
*	TrueBlue Inc.	6,620	146
*	Cross Country Healthcare Inc.	7,996	141
	Dover Corp.	1,041	139
	CSW Industrials Inc.	1,232	131
	Owens Corning	1,373	131
	Quanta Services Inc.	1,092	130
	Insperity Inc.	1,257	126
	Myers Industries Inc.	5,223	124
*	TriNet Group Inc.	1,506	118
	Marten Transport Ltd.	6,257	110
	Quanex Building Products Corp.	5,365	109
	Emerson Electric Co.	1,126	100
	Watts Water Technologies Inc. Class A	766	100
	Westrock Co.	2,054	100
	Triton International Ltd.	1,557	99
*	Generac Holdings Inc.	394	97
*	Keysight Technologies Inc.	667	97
	Landstar System Inc.	622	94
	WW Grainger Inc.	191	93
	JB Hunt Transport Services Inc.	540	93
	Costamare Inc.	6,543	93
	Heartland Express Inc.	6,474	92
	Hubbell Inc. Class B	485	92
	Franklin Electric Co. Inc.	1,238	91
	Oshkosh Corp.	967	90
	Crane Holdings Co.	919	88

U.S. Multifactor ETF
		Shares	Market Value• ($000)
	A O Smith Corp.	1,426	86
	CRA International Inc.	994	85
*	Berry Global Group Inc.	1,403	82
	Kadant Inc.	415	77
	Korn Ferry	1,193	73
*	Sterling Construction Co. Inc.	2,867	71
	Federal Signal Corp.	1,960	69
*	Beacon Roofing Supply Inc.	1,112	68
	United Parcel Service Inc. Class B	342	62
	Watsco Inc.	241	62
	Zurn Water Solutions Corp.	2,107	61
*	Atkore Inc.	547	60
	EVERTEC Inc.	1,574	60
	Argan Inc.	1,478	59
	Badger Meter Inc.	729	58
*	Mohawk Industries Inc.	393	56
	Caterpillar Inc.	256	55
*	Masonite International Corp.	604	55
	Sealed Air Corp.	879	55
	Shyft Group Inc.	2,379	53
*	Modine Manufacturing Co.	4,386	52
*	WESCO International Inc.	385	48
	ABM Industries Inc.	958	46
*	MasTec Inc.	539	45
	Knight-Swift Transportation Holdings Inc.	905	44
	Standex International Corp.	449	42
	Automatic Data Processing Inc.	186	41
	Brunswick Corp.	541	41
	Comfort Systems USA Inc.	381	34
	Moog Inc. Class A	422	34
	Packaging Corp. of America	214	34
*	Vectrus Inc.	901	32
*	XPO Logistics Inc.	548	29
			17,726
Real Estate (0.2%)
*	Jones Lang LaSalle Inc.	920	181
*	CBRE Group Inc. Class A	671	56
			237
Technology (9.7%)
*	Alphabet Inc. Class A	546	1,242
	Micron Technology Inc.	13,367	987
	Broadcom Inc.	1,613	936
	Jabil Inc.	11,451	704
	HP Inc.	17,471	679
	Cognizant Technology Solutions Corp. Class A	8,353	624
	KLA Corp.	1,596	582
*	Arrow Electronics Inc.	3,611	436
	Applied Materials Inc.	3,592	421
*	Photronics Inc.	18,432	401
	Dell Technologies Inc. Class C	7,556	377
*	Alphabet Inc. Class C	159	363
	Concentrix Corp.	2,215	343
	NortonLifeLock Inc.	13,446	327
	QUALCOMM Inc.	2,066	296
	Apple Inc.	1,836	273
	CSG Systems International Inc.	3,922	244
*	Gartner Inc.	908	238
	Xperi Holding Corp.	13,281	219
*	Fortinet Inc.	733	216
	NVIDIA Corp.	1,148	214
	NetApp Inc.	2,832	204
*	Diodes Inc.	2,568	198
*	Synaptics Inc.	1,300	193
		Shares	Market Value• ($000)
	Amkor Technology Inc.	9,104	186
*	Sanmina Corp.	4,232	186
	Teradyne Inc.	1,680	184
	Texas Instruments Inc.	1,011	179
	Amdocs Ltd.	1,993	173
	Kulicke & Soffa Industries Inc.	3,048	165
	Microsoft Corp.	572	155
	Intel Corp.	3,311	147
*	Avid Technology Inc.	4,734	139
	International Business Machines Corp.	897	125
*	Lattice Semiconductor Corp.	2,401	125
*	TechTarget Inc.	1,673	119
*	CACI International Inc. Class A	409	115
*	Axcelis Technologies Inc.	1,818	113
*	Box Inc. Class A	4,273	112
	Vishay Intertechnology Inc.	5,459	112
	Hewlett Packard Enterprise Co.	6,945	108
*	FormFactor Inc.	2,487	102
*	Qorvo Inc.	899	100
	CTS Corp.	2,407	98
*	Meta Platforms Inc. Class A	508	98
	Shutterstock Inc.	1,609	97
*	ePlus Inc.	1,626	92
*	SMART Global Holdings Inc.	3,750	92
*	NetScout Systems Inc.	2,651	91
	A10 Networks Inc.	5,594	86
	Methode Electronics Inc.	1,787	80
*	Perficient Inc.	809	79
	Oracle Corp.	882	63
*	Onto Innovation Inc.	766	62
*	Fabrinet	660	57
*	F5 Inc.	336	55
	PC Connection Inc.	1,181	53
*	Cirrus Logic Inc.	371	30
			14,495
Telecommunications (1.3%)
	Cisco Systems Inc.	20,216	911
*	Ciena Corp.	4,400	223
	Juniper Networks Inc.	6,707	206
*	Clearfield Inc.	2,144	132
*	WideOpenWest Inc.	4,793	105
	ADTRAN Inc.	5,393	100
*	Arista Networks Inc.	896	92
*	Lumentum Holdings Inc.	815	70
*	EchoStar Corp. Class A	2,525	61
	Lumen Technologies Inc.	4,419	54
*	Telesat Corp.	1,364	23
			1,977
Total Common Stocks (Cost $126,803)			148,517

U.S. Multifactor ETF
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 0.854% (Cost $337)	3,367	337
Total Investments (99.8%) (Cost $127,140)			148,854
Other Assets and Liabilities—Net (0.2%)			362
Net Assets (100%)			149,216
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2022	31	640	8

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Assets and Liabilities
As of May 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $126,803)	148,517
Affiliated Issuers (Cost $337)	337
Total Investments in Securities	148,854
Investment in Vanguard	5
Cash	11
Cash Collateral Pledged—Futures Contracts	28
Receivables for Accrued Income	332
Total Assets	149,230
Liabilities
Payables to Vanguard	11
Variation Margin Payable—Futures Contracts	3
Total Liabilities	14
Net Assets	149,216
At May 31, 2022, net assets consisted of:

Paid-in Capital	143,704
Total Distributable Earnings (Loss)	5,512
Net Assets	149,216

Net Assets
Applicable to 1,480,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	149,216
Net Asset Value Per Share	$100.82

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Operations

Six Months Ended May 31, 2022
($000)
Investment Income
Income
Dividends[1]	1,468
Interest[2]	—
Securities Lending—Net	—
Total Income	1,468
Expenses
The Vanguard Group—Note B
Investment Advisory Services	56
Management and Administrative	45
Marketing and Distribution	2
Custodian Fees	1
Shareholders’ Reports	13
Trustees’ Fees and Expenses	—
Professional Services	8
Total Expenses	125
Net Investment Income	1,343
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(983)
Futures Contracts	(50)
Realized Net Gain (Loss)	(1,033)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(2,569)
Futures Contracts	5
Change in Unrealized Appreciation (Depreciation)	(2,564)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,254)
1	Dividends are net of foreign withholding taxes of $1,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, less than $1,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $828,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,343	1,364
Realized Net Gain (Loss)	(1,033)	3,068
Change in Unrealized Appreciation (Depreciation)	(2,564)	15,645
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,254)	20,077
Distributions
Total Distributions	(1,137)	(1,170)
Capital Share Transactions
Issued	45,387	31,503
Issued in Lieu of Cash Distributions	—	—
Redeemed	(3,060)	(2,076)
Net Increase (Decrease) from Capital Share Transactions	42,327	29,427
Total Increase (Decrease)	38,936	48,334
Net Assets
Beginning of Period	110,280	61,946
End of Period	149,216	110,280

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,			February 13, 2018[1] to November 30, 2018
		2021	2020	2019
Net Asset Value, Beginning of Period	$103.55	$79.93	$79.60	$76.07	$75.00
Investment Operations
Net Investment Income[2]	.992	1.534	1.191	1.340	1.007
Net Realized and Unrealized Gain (Loss) on Investments	(2.802)	23.442	.372	3.458	.543
Total from Investment Operations	(1.810)	24.976	1.563	4.798	1.550
Distributions
Dividends from Net Investment Income	(.920)	(1.356)	(1.233)	(1.268)	(.480)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.920)	(1.356)	(1.233)	(1.268)	(.480)
Net Asset Value, End of Period	$100.82	$103.55	$79.93	$79.60	$76.07
Total Return	-1.80%	31.43%	2.35%	6.46%	2.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$149	$110	$62	$90	$76
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.19%[3]	0.19%[3]	0.18%[4]
Ratio of Net Investment Income to Average Net Assets	1.79%	1.56%	1.66%	1.79%	1.59%[4]
Portfolio Turnover Rate	26%[5]	75%[5]	95%[5]	98%	64%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Multifactor ETF
Notes to Financial Statements
Vanguard U.S. Multifactor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally

U.S. Multifactor ETF
three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

U.S. Multifactor ETF
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2022, the fund had contributed to Vanguard capital in the amount of $5,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of May 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	127,140
Gross Unrealized Appreciation	25,714
Gross Unrealized Depreciation	(3,992)
Net Unrealized Appreciation (Depreciation)	21,722

U.S. Multifactor ETF
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2021, the fund had available capital losses totaling $15,829,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2022, the fund purchased $81,047,000 of investment securities and sold $38,706,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $3,060,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2022, such purchases were $221,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	Shares (000)	Shares (000)
Issued	445	315
Issued in Lieu of Cash Distributions	—	—
Redeemed	(30)	(25)
Net Increase (Decrease) in Shares Outstanding	415	290
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in these financial statements.

U.S. Quality Factor ETF
Fund Allocation
As of May 31, 2022
Basic Materials	3.5%
Consumer Discretionary	18.9
Consumer Staples	5.2
Energy	4.2
Financials	15.9
Health Care	15.8
Industrials	15.8
Real Estate	0.1
Technology	19.0
Telecommunications	1.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

U.S. Quality Factor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (3.5%)
	Freeport-McMoRan Inc.	53,478	2,090
	Fastenal Co.	7,723	414
	Southern Copper Corp.	6,625	409
	Alcoa Corp.	6,388	394
	CF Industries Holdings Inc.	3,494	345
*	TimkenSteel Corp.	12,444	288
	Innospec Inc.	2,684	274
	Reliance Steel & Aluminum Co.	1,191	232
	US Steel Corp.	8,268	207
	Olin Corp.	3,024	199
	Mueller Industries Inc.	3,508	189
	Steel Dynamics Inc.	2,052	175
	Boise Cascade Co.	2,124	164
	Nucor Corp.	1,226	162
	American Vanguard Corp.	5,535	137
*	Clearwater Paper Corp.	3,301	113
*	Ingevity Corp.	1,540	107
	UFP Industries Inc.	1,314	102
	AdvanSix Inc.	2,119	98
	Balchem Corp.	631	79
	Schnitzer Steel Industries Inc. Class A	1,856	75
	Orion Engineered Carbons SA	3,368	65
	Commercial Metals Co.	1,370	54
*	Univar Solutions Inc.	1,302	40
			6,412
Consumer Discretionary (18.9%)
	Costco Wholesale Corp.	4,618	2,153
*	Lululemon Athletica Inc.	7,159	2,095
*	Booking Holdings Inc.	782	1,754
	Walmart Inc.	12,859	1,654
	Target Corp.	7,337	1,188
	NIKE Inc. Class B	8,626	1,025
	TJX Cos. Inc.	12,947	823
*	Ulta Beauty Inc.	1,438	608
	Ross Stores Inc.	6,346	540
	Oxford Industries Inc.	5,845	533
	Estee Lauder Cos. Inc. Class A	2,029	517
	Movado Group Inc.	14,944	507
*	Deckers Outdoor Corp.	1,816	488
*	Capri Holdings Ltd.	9,527	464
	Genuine Parts Co.	3,190	436
	Tapestry Inc.	12,438	429
	Signet Jewelers Ltd.	7,043	420
	Rollins Inc.	11,695	415
*	AutoNation Inc.	3,414	408
		Shares	Market Value• ($000)
	Best Buy Co. Inc.	4,852	398
	Macy's Inc.	16,475	390
	New York Times Co. Class A	10,973	378
*	Monarch Casino & Resort Inc.	5,178	351
	Caleres Inc.	11,936	340
	Acushnet Holdings Corp.	8,238	335
*	PROG Holdings Inc.	11,276	329
*	Perdoceo Education Corp.	29,868	326
*	YETI Holdings Inc.	6,986	320
	Lennar Corp. Class B	4,748	319
*	Revolve Group Inc.	10,842	319
*	Skyline Champion Corp.	5,979	318
*	Under Armour Inc. Class A	29,325	310
*	Grand Canyon Education Inc.	3,453	308
	Ralph Lauren Corp. Class A	3,023	306
	Buckle Inc.	9,092	299
	Rent-A-Center Inc.	10,621	293
*	Expedia Group Inc.	2,207	285
	Aaron's Co. Inc.	14,017	274
*	NVR Inc.	60	267
	Ethan Allen Interiors Inc.	11,146	259
*	BJ's Wholesale Club Holdings Inc.	4,449	257
	Gentex Corp.	8,100	252
*	Abercrombie & Fitch Co. Class A	12,063	247
	Choice Hotels International Inc.	1,931	247
	Shoe Carnival Inc.	8,998	245
*	Funko Inc. Class A	11,700	238
	Hanesbrands Inc.	19,587	233
*	Under Armour Inc. Class C	23,893	232
	Carter's Inc.	2,963	228
*	Chico's FAS Inc.	45,690	226
	Hasbro Inc.	2,420	217
	Steven Madden Ltd.	5,839	217
	Designer Brands Inc. Class A	13,661	212
	HNI Corp.	5,466	208
	Omnicom Group Inc.	2,771	207
	Red Rock Resorts Inc. Class A	5,302	205
*	Golden Entertainment Inc.	4,306	204
	Tilly's Inc. Class A	24,424	202
*	Children's Place Inc.	4,230	201
	Columbia Sportswear Co.	2,569	200
	PVH Corp.	2,779	197
*	Fossil Group Inc.	26,481	194
	Hibbett Inc.	3,780	192
*	Liquidity Services Inc.	13,200	179
	Group 1 Automotive Inc.	987	177
*	Genesco Inc.	3,107	175

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
*	Malibu Boats Inc. Class A	2,960	173
*	G-III Apparel Group Ltd.	6,854	172
*	Zumiez Inc.	5,236	172
*	Spotify Technology SA	1,503	170
	Haverty Furniture Cos. Inc.	5,944	168
	VF Corp.	3,267	165
*	ODP Corp.	4,313	165
	John Wiley & Sons Inc. Class A	3,011	159
*	Accel Entertainment Inc. Class A	14,692	159
	Advance Auto Parts Inc.	783	149
*	Gannett Co. Inc.	36,632	144
*	Duluth Holdings Inc. Class B	11,484	143
	Scholastic Corp.	3,578	134
*	Figs Inc. Class A	14,737	131
	Kontoor Brands Inc.	2,984	120
*	Cars.com Inc.	11,358	118
	Guess? Inc.	5,662	118
*	Vera Bradley Inc.	17,087	116
	Pool Corp.	277	110
	La-Z-Boy Inc.	4,163	106
*	Master Craft Boat Holdings Inc.	4,439	104
	Kohl's Corp.	2,351	95
	Tractor Supply Co.	499	94
	Standard Motor Products Inc.	2,311	92
*	Mattel Inc.	3,637	91
	Polaris Inc.	858	91
*	MarineMax Inc.	2,167	90
*	Gentherm Inc.	1,272	88
	LKQ Corp.	1,721	88
*	Corsair Gaming Inc.	5,491	88
	Garmin Ltd.	806	85
	Tempur Sealy International Inc.	3,185	84
*	Crocs Inc.	1,467	82
*	Universal Electronics Inc.	2,999	80
*	National Vision Holdings Inc.	2,814	79
*	Thryv Holdings Inc.	2,970	78
*	Burlington Stores Inc.	457	77
*	LL Flooring Holdings Inc.	6,250	75
	Rush Enterprises Inc. Class A	1,469	75
	Bloomin' Brands Inc.	3,405	72
*	Sonos Inc.	3,258	72
	Entravision Communications Corp. Class A	13,574	71
*	Cavco Industries Inc.	314	70
	Interface Inc. Class A	4,869	70
*	Take-Two Interactive Software Inc.	562	70
*	Container Store Group Inc.	8,666	67
*	Sally Beauty Holdings Inc.	4,429	67
	Murphy USA Inc.	263	66
*	Dorman Products Inc.	622	63
*	Lands' End Inc.	5,381	62
	Whirlpool Corp.	333	61
*	Helen of Troy Ltd.	305	57
	Inter Parfums Inc.	713	53
	Matthews International Corp. Class A	1,641	53
	World Wrestling Entertainment Inc. Class A	796	53
	Dick's Sporting Goods Inc.	635	52
*	elf Beauty Inc.	1,971	52
	Johnson Outdoors Inc. Class A	782	51
*	American Axle & Manufacturing Holdings Inc.	6,007	49
*	Skechers USA Inc. Class A	1,226	48
*	Dollar Tree Inc.	295	47
		Shares	Market Value• ($000)
[1]	JOANN Inc.	5,840	47
*	GoPro Inc. Class A	6,603	46
*	VOXX International Corp. Class A	5,457	46
	Sonic Automotive Inc. Class A	881	40
	Dillard's Inc. Class A	130	39
*	Visteon Corp.	336	38
	Academy Sports & Outdoors Inc.	1,139	38
*	iRobot Corp.	738	35
			34,956
Consumer Staples (5.2%)
	Colgate-Palmolive Co.	29,335	2,312
	Kimberly-Clark Corp.	6,805	905
	Procter & Gamble Co.	4,215	623
	Kroger Co.	9,953	527
*	USANA Health Sciences Inc.	7,136	502
	Clorox Co.	3,060	445
*	Monster Beverage Corp.	4,598	410
	SpartanNash Co.	10,897	375
	Flowers Foods Inc.	13,363	369
	National Beverage Corp.	6,818	338
	Coca-Cola Consolidated Inc.	553	313
	Albertsons Cos. Inc. Class A	8,469	259
	John B Sanfilippo & Son Inc.	3,272	250
	Weis Markets Inc.	3,256	239
	PepsiCo Inc.	1,385	232
	Ingles Markets Inc. Class A	2,562	228
	Medifast Inc.	1,365	228
	Brown-Forman Corp. Class B	3,282	217
	J & J Snack Foods Corp.	1,485	190
	Nu Skin Enterprises Inc. Class A	3,408	159
	Lancaster Colony Corp.	1,130	138
	Walgreens Boots Alliance Inc.	2,602	114
*	United Natural Foods Inc.	2,458	104
	Tyson Foods Inc. Class A	1,145	103
	Casey's General Stores Inc.	433	91
			9,671
Energy (4.1%)
	EOG Resources Inc.	15,473	2,119
	Texas Pacific Land Corp.	462	724
*	Comstock Resources Inc.	24,280	469
*	ProPetro Holding Corp.	34,092	445
	PDC Energy Inc.	5,008	396
*	Denbury Inc.	5,282	386
	Coterra Energy Inc.	10,374	356
	Occidental Petroleum Corp.	5,070	351
*	Talos Energy Inc.	14,808	320
	Magnolia Oil & Gas Corp. Class A	9,124	252
	SM Energy Co.	4,996	241
*	Dril-Quip Inc.	7,012	221
	SunCoke Energy Inc.	24,198	196
	Warrior Met Coal Inc.	5,599	188
*	CONSOL Energy Inc.	3,207	165
*	NOW Inc.	12,971	143
	Oasis Petroleum Inc.	795	126
	Falcon Minerals Corp.	16,719	124
	CVR Energy Inc.	3,263	112
	Continental Resources Inc.	1,402	96
*	REX American Resources Corp.	1,108	96
	ChampionX Corp.	4,110	96
*	RPC Inc.	7,229	68
			7,690

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
Financials (15.8%)
	Aon plc Class A (XNYS)	9,079	2,503
	Ameriprise Financial Inc.	3,169	876
	SLM Corp.	40,141	786
	OFG Bancorp	25,309	717
	Discover Financial Services	6,286	713
	OneMain Holdings Inc.	15,118	666
	Evercore Inc. Class A	5,724	654
	Moody's Corp.	2,073	625
	PennyMac Financial Services Inc.	12,272	602
	Navient Corp.	35,246	564
*	Mr Cooper Group Inc.	12,112	525
	Meta Financial Group Inc.	12,013	499
	Virtu Financial Inc. Class A	17,568	459
	Bank of New York Mellon Corp.	9,822	458
	Federated Hermes Inc.	13,173	448
	Brightsphere Investment Group Inc.	21,779	444
	Allstate Corp.	3,239	443
	First BanCorp. (XNYS)	29,393	439
	Ally Financial Inc.	9,652	425
	City Holding Co.	5,080	417
	Dime Community Bancshares Inc.	13,139	413
	WesBanco Inc.	11,738	400
	Voya Financial Inc.	5,762	395
*	Enova International Inc.	12,288	388
	HomeStreet Inc.	9,561	385
	Affiliated Managers Group Inc.	2,803	375
	BankUnited Inc.	8,861	369
	Wells Fargo & Co.	7,996	366
	Regional Management Corp.	7,285	347
	Washington Federal Inc.	10,579	343
	Lazard Ltd. Class A	9,700	342
[1]	Rocket Cos. Inc. Class A	36,467	331
	Comerica Inc.	3,886	323
	Fidelity National Financial Inc.	7,243	306
	Sandy Spring Bancorp Inc.	7,075	300
	CNO Financial Group Inc.	14,452	297
	Atlantic Union Bankshares Corp.	7,848	277
	SEI Investments Co.	4,722	276
	Piper Sandler Cos.	2,076	274
	First Financial Corp.	5,904	266
	Hilltop Holdings Inc.	8,805	264
*	Enstar Group Ltd.	1,138	264
	Cathay General Bancorp	6,139	252
	Central Pacific Financial Corp.	9,458	228
	Tompkins Financial Corp.	2,969	226
	Lakeland Financial Corp.	3,098	224
	PJT Partners Inc. Class A	2,959	224
	Kearny Financial Corp.	17,789	221
	WisdomTree Investments Inc.	35,633	212
	Banner Corp.	3,553	207
	Premier Financial Corp.	7,540	205
	Assured Guaranty Ltd.	3,450	203
	BOK Financial Corp.	2,295	198
	Bank of NT Butterfield & Son Ltd.	6,046	191
	1st Source Corp.	3,949	186
	LPL Financial Holdings Inc.	950	186
	Popular Inc.	2,271	186
	Trustmark Corp.	6,298	183
	Oppenheimer Holdings Inc. Class A	5,012	179
	Heritage Financial Corp.	6,826	178
		Shares	Market Value• ($000)
	BancFirst Corp.	1,947	177
	KeyCorp	8,856	177
	Equitable Holdings Inc.	5,828	177
*	Open Lending Corp. Class A	13,416	177
	First Financial Bancorp	8,380	176
	Virtus Investment Partners Inc.	902	174
	Hanmi Financial Corp.	7,353	172
*	Encore Capital Group Inc.	2,727	167
	FactSet Research Systems Inc.	436	166
	Houlihan Lokey Inc. Class A	1,804	155
	Zions Bancorp NA	2,722	155
	Radian Group Inc.	7,096	153
	Berkshire Hills Bancorp Inc.	5,381	141
*	PRA Group Inc.	3,772	140
	Curo Group Holdings Corp.	16,009	139
*	Bancorp Inc.	6,359	132
	First American Financial Corp.	2,128	129
	Associated Banc-Corp.	5,764	119
	Jefferies Financial Group Inc.	3,581	118
	Byline Bancorp Inc.	4,569	114
	HarborOne Bancorp Inc.	7,939	113
	First Commonwealth Financial Corp.	7,688	108
	Washington Trust Bancorp Inc.	2,078	104
*	Axos Financial Inc.	2,624	101
	Park National Corp.	804	99
	National Bank Holdings Corp. Class A	2,390	97
	Employers Holdings Inc.	2,295	95
	Southside Bancshares Inc.	2,308	93
	Fifth Third Bancorp	2,336	92
	First Hawaiian Inc.	2,969	76
	Hope Bancorp Inc.	5,227	76
	Artisan Partners Asset Management Inc. Class A	1,814	70
	Synovus Financial Corp.	1,531	65
	Provident Financial Services Inc.	2,608	60
	Preferred Bank	857	59
	Walker & Dunlop Inc.	558	59
*	Credit Acceptance Corp.	98	58
	Commerce Bancshares Inc.	786	54
	Ameris Bancorp	1,163	53
*	Brighthouse Financial Inc.	1,075	53
	Federal Agricultural Mortgage Corp. Class C	502	53
	Primerica Inc.	412	52
	Cohen & Steers Inc.	652	50
	Northern Trust Corp.	424	47
	Northfield Bancorp Inc.	3,500	47
*	Customers Bancorp Inc.	1,113	46
	Independent Bank Corp.	2,119	42
*	World Acceptance Corp.	266	39
*	Columbia Financial Inc.	1,701	35
			29,307
Health Care (15.8%)
*	Moderna Inc.	13,368	1,943
*	Vertex Pharmaceuticals Inc.	6,249	1,679
	Johnson & Johnson	8,973	1,611
*	Regeneron Pharmaceuticals Inc.	2,293	1,524
	Pfizer Inc.	27,134	1,439
*	Biogen Inc.	6,667	1,333
*	Align Technology Inc.	4,675	1,298
	Abbott Laboratories	9,459	1,111
	Gilead Sciences Inc.	16,360	1,061
	AbbVie Inc.	6,462	952

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	Chemed Corp.	1,942	941
	Eli Lilly & Co.	2,895	907
	Merck & Co. Inc.	8,779	808
*	Veeva Systems Inc. Class A	4,344	740
*	Edwards Lifesciences Corp.	6,294	635
*	ABIOMED Inc.	2,015	531
	Bristol-Myers Squibb Co.	6,639	501
*	Molina Healthcare Inc.	1,724	500
	Cardinal Health Inc.	7,730	435
*	Masimo Corp.	3,025	425
	QuidelOrtho Corp.	4,140	393
*	Henry Schein Inc.	4,405	377
*	CorVel Corp.	2,458	367
*	Catalyst Pharmaceuticals Inc.	50,414	363
*	iTeos Therapeutics Inc.	18,306	320
	Bruker Corp.	5,086	318
*	Hologic Inc.	4,206	317
	Atrion Corp.	488	307
*	Corcept Therapeutics Inc.	14,506	302
*	Exelixis Inc.	16,053	294
*	Incyte Corp.	3,301	251
*	NextGen Healthcare Inc.	13,835	251
*	Vanda Pharmaceuticals Inc.	24,502	241
*	Lantheus Holdings Inc.	3,463	237
*	Eagle Pharmaceuticals Inc.	5,030	235
	ResMed Inc.	1,108	225
*	Medpace Holdings Inc.	1,544	221
*	OptimizeRx Corp.	8,294	212
	Quest Diagnostics Inc.	1,456	205
*	Maravai LifeSciences Holdings Inc. Class A	6,308	197
*	LivaNova plc	2,858	195
*	IDEXX Laboratories Inc.	475	186
	Agilent Technologies Inc.	1,427	182
*	Joint Corp.	9,918	165
	West Pharmaceutical Services Inc.	523	162
	Patterson Cos. Inc.	4,950	156
*	Myriad Genetics Inc.	7,378	142
*	Meridian Bioscience Inc.	5,018	138
*	STAAR Surgical Co.	1,935	128
*	AngioDynamics Inc.	5,896	116
*	Avanos Medical Inc.	3,867	111
*	Merit Medical Systems Inc.	1,795	110
*	Alkermes plc	3,694	110
*	Haemonetics Corp.	1,723	109
	Laboratory Corp. of America Holdings	436	108
*	Seagen Inc.	794	108
*	ACADIA Pharmaceuticals Inc.	6,554	106
*	Inogen Inc.	4,023	103
	LeMaitre Vascular Inc.	2,241	103
*	Prothena Corp. plc	3,624	99
*	Orthofix Medical Inc.	3,270	90
	Owens & Minor Inc.	2,418	84
*	Globus Medical Inc. Class A	1,071	71
*	Organogenesis Holdings Inc. Class A	11,941	67
*	United Therapeutics Corp.	286	66
*,1	Retractable Technologies Inc.	13,508	63
	iRadimed Corp.	1,676	55
*	Innoviva Inc.	3,567	54
*	Amedisys Inc.	379	44
			29,238
Industrials (15.7%)
	American Express Co.	9,787	1,652
	Automatic Data Processing Inc.	5,656	1,261
		Shares	Market Value• ($000)
	Capital One Financial Corp.	7,297	933
	Paychex Inc.	7,316	906
	Robert Half International Inc.	8,692	784
	Jack Henry & Associates Inc.	3,850	724
	Accenture plc Class A	2,399	716
	Sherwin-Williams Co.	2,294	615
	Insperity Inc.	5,494	550
	Synchrony Financial	14,464	536
	Landstar System Inc.	3,503	530
	3M Co.	3,429	512
*	Trex Co. Inc.	7,916	504
	Louisiana-Pacific Corp.	6,899	476
*	Donnelley Financial Solutions Inc.	14,100	439
*	Veritiv Corp.	2,852	415
*	AMN Healthcare Services Inc.	4,206	408
	Kforce Inc.	5,782	380
	Badger Meter Inc.	4,769	377
	Toro Co.	4,463	368
	A O Smith Corp.	5,975	359
	ManpowerGroup Inc.	3,793	340
	WW Grainger Inc.	685	334
	Watts Water Technologies Inc. Class A	2,450	321
	Watsco Inc.	1,174	300
	Western Union Co.	16,455	299
*	MYR Group Inc.	3,218	295
	Graco Inc.	4,645	294
	Lincoln Electric Holdings Inc.	2,164	294
	Simpson Manufacturing Co. Inc.	2,658	288
	Marten Transport Ltd.	15,800	277
	Donaldson Co. Inc.	5,091	266
	Cognex Corp.	5,475	265
*	Forrester Research Inc.	5,068	265
*	Zebra Technologies Corp. Class A	780	264
*	Franklin Covey Co.	6,741	258
	CH Robinson Worldwide Inc.	2,324	252
	Heartland Express Inc.	17,515	250
	Nordson Corp.	1,078	235
	Crane Holdings Co.	2,373	227
	Acuity Brands Inc.	1,276	223
	Insteel Industries Inc.	5,386	223
	Oshkosh Corp.	2,337	217
	Old Dominion Freight Line Inc.	832	215
	Heidrick & Struggles International Inc.	6,090	210
	Allison Transmission Holdings Inc.	5,182	207
*	Mettler-Toledo International Inc.	160	206
	Apogee Enterprises Inc.	4,849	202
*	TriNet Group Inc.	2,555	201
	Snap-on Inc.	898	199
	Cintas Corp.	482	192
	Encore Wire Corp.	1,508	189
	Illinois Tool Works Inc.	909	189
	Quanex Building Products Corp.	8,851	180
*	NV5 Global Inc.	1,424	175
	Exponent Inc.	1,922	174
	Allegion plc	1,553	173
*	Cross Country Healthcare Inc.	9,734	172
	EMCOR Group Inc.	1,629	172
*	Saia Inc.	866	171
*	Keysight Technologies Inc.	1,142	166

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	JB Hunt Transport Services Inc.	948	164
	Astec Industries Inc.	3,455	162
*	Atlanticus Holdings Corp.	4,129	161
	Emerson Electric Co.	1,806	160
	Owens Corning	1,654	158
	Pentair plc	3,009	151
	Covenant Logistics Group Inc. Class A	6,544	148
	CRA International Inc.	1,717	147
*	Napco Security Technologies Inc.	7,479	147
*	ExlService Holdings Inc.	1,021	145
	Albany International Corp. Class A	1,704	144
*	Modine Manufacturing Co.	11,637	138
*	Conduent Inc.	25,935	137
	AGCO Corp.	1,018	130
	Hillenbrand Inc.	3,064	128
	ABM Industries Inc.	2,571	124
*	XPO Logistics Inc.	2,278	122
	UniFirst Corp.	740	121
	REV Group Inc.	9,814	120
*	Beacon Roofing Supply Inc.	1,908	117
	Expeditors International of Washington Inc.	1,057	115
*	Atkore Inc.	1,008	110
*	Gibraltar Industries Inc.	2,645	110
	Brunswick Corp.	1,444	109
	Ryder System Inc.	1,361	109
	MSC Industrial Direct Co. Inc. Class A	1,271	108
	Schneider National Inc. Class B	4,452	108
*	Titan Machinery Inc.	4,091	108
	Pitney Bowes Inc.	22,436	105
	National Presto Industries Inc.	1,420	96
	Resources Connection Inc.	4,943	91
	Myers Industries Inc.	3,773	90
*	Builders FirstSource Inc.	1,371	89
	Standex International Corp.	950	88
	CSW Industrials Inc.	822	87
	Eagle Materials Inc.	657	86
*	Resideo Technologies Inc.	3,632	86
*	TrueBlue Inc.	3,890	86
*	GMS Inc.	1,638	82
*	Trimble Inc.	1,191	81
	Comfort Systems USA Inc.	887	80
*	Dycom Industries Inc.	850	79
	Enerpac Tool Group Corp. Class A	3,950	77
	Brady Corp. Class A	1,513	73
	H&E Equipment Services Inc.	2,053	73
	Tennant Co.	1,169	73
	EVERTEC Inc.	1,874	71
	Matson Inc.	793	71
	Applied Industrial Technologies Inc.	673	70
	ArcBest Corp.	841	64
	Shyft Group Inc.	2,893	64
	Kadant Inc.	337	62
	Franklin Electric Co. Inc.	824	61
*	Mohawk Industries Inc.	418	59
	Cummins Inc.	271	57
	Hubbell Inc. Class B	295	56
*	FTI Consulting Inc.	330	55
*	Waters Corp.	162	53
	Argan Inc.	1,291	52
	Barrett Business Services Inc.	695	52
		Shares	Market Value• ($000)
	Packaging Corp. of America	279	44
*	Vicor Corp.	610	41
*	Hub Group Inc. Class A	528	39
*	Masonite International Corp.	414	38
	Dover Corp.	277	37
	AAON Inc.	676	36
*	Aersale Corp.	2,586	36
			29,166
Real Estate (0.1%)
	Marcus & Millichap Inc.	4,091	171
Technology (18.9%)
*	Cadence Design Systems Inc.	15,373	2,363
*	Fortinet Inc.	7,318	2,153
*	Advanced Micro Devices Inc.	19,635	2,000
*	Adobe Inc.	4,747	1,977
*	Meta Platforms Inc. Class A	8,335	1,614
	Applied Materials Inc.	10,980	1,288
	Texas Instruments Inc.	7,282	1,287
*	Synopsys Inc.	3,670	1,171
*	Alphabet Inc. Class C	507	1,156
	Lam Research Corp.	1,928	1,003
*	Manhattan Associates Inc.	7,650	925
*	Alphabet Inc. Class A	400	910
	KLA Corp.	2,352	858
*	Qualys Inc.	6,074	794
	Apple Inc.	4,901	729
	Cognizant Technology Solutions Corp. Class A	9,304	695
*	Teradata Corp.	17,229	662
*	Sprout Social Inc. Class A	11,841	603
	QUALCOMM Inc.	3,279	470
*	CommVault Systems Inc.	7,000	427
*	Cargurus Inc.	16,703	423
*	Gartner Inc.	1,600	420
*	EPAM Systems Inc.	1,054	357
	Power Integrations Inc.	4,229	357
	Teradyne Inc.	3,213	351
	Monolithic Power Systems Inc.	774	349
	NetApp Inc.	4,543	327
*	Cirrus Logic Inc.	3,771	307
	Dolby Laboratories Inc. Class A	3,787	294
	National Instruments Corp.	8,280	292
*	SPS Commerce Inc.	2,647	283
	CTS Corp.	6,938	282
*	Paycom Software Inc.	980	279
	Dell Technologies Inc. Class C	5,298	265
*	Axcelis Technologies Inc.	3,995	248
*	DocuSign Inc. Class A	2,812	236
*	Pinterest Inc. Class A	11,915	234
*	Allegro MicroSystems Inc.	8,989	231
*	Yelp Inc. Class A	7,635	225
	Amdocs Ltd.	2,554	222
*	Smartsheet Inc. Class A	5,576	199
*	DXC Technology Co.	5,544	195
*	Semtech Corp.	3,039	195
	A10 Networks Inc.	12,561	194
*	Aspen Technology Inc.	954	185
	Advanced Energy Industries Inc.	2,242	183
*	Agilysys Inc.	4,438	181
	Universal Display Corp.	1,416	179
*	Vimeo Inc.	20,570	179
*	ON Semiconductor Corp.	2,848	173
	Xperi Holding Corp.	10,422	172
	Microsoft Corp.	629	171

U.S. Quality Factor ETF
		Shares	Market Value• ($000)
	American Software Inc. Class A	9,459	162
*	F5 Inc.	989	161
*	TrueCar Inc.	47,771	159
	Hackett Group Inc.	7,615	156
	Intuit Inc.	375	155
	Vishay Intertechnology Inc.	7,583	155
*	Qorvo Inc.	1,356	152
*	OneSpan Inc.	11,286	149
*	Cohu Inc.	4,519	137
*	Lattice Semiconductor Corp.	2,599	135
*	MaxLinear Inc.	3,254	129
	Amkor Technology Inc.	6,261	128
*	Onto Innovation Inc.	1,595	128
*	LiveRamp Holdings Inc.	4,552	117
*	Pure Storage Inc. Class A	4,851	115
*	Yext Inc.	22,719	115
	CSG Systems International Inc.	1,738	108
*	FormFactor Inc.	2,578	106
*	SecureWorks Corp. Class A	8,615	103
*	Dynatrace Inc.	2,683	101
*	Brightcove Inc.	13,272	93
	Shutterstock Inc.	1,466	88
*	PDF Solutions Inc.	3,527	84
*	ChannelAdvisor Corp.	6,058	83
*	CEVA Inc.	2,101	76
*	TechTarget Inc.	997	71
	Simulations Plus Inc.	1,464	69
*	Verint Systems Inc.	1,312	67
*	ScanSource Inc.	1,670	65
*	MACOM Technology Solutions Holdings Inc. Class H	1,140	62
*	ePlus Inc.	1,060	60
*	Arrow Electronics Inc.	454	55
	Avnet Inc.	1,143	55
	PC Connection Inc.	1,043	47
*	Zuora Inc. Class A	4,584	46
	Jabil Inc.	661	41
	Sapiens International Corp. NV	1,625	41
*	Diodes Inc.	480	37
		Shares	Market Value• ($000)
*,2	Yandex NV Class A	1,459	—
			35,084
Telecommunications (1.6%)
	Cisco Systems Inc.	29,217	1,316
*	Clearfield Inc.	4,760	294
*	IDT Corp. Class B	9,535	263
	ADTRAN Inc.	10,798	200
*	Extreme Networks Inc.	18,218	181
*	Ciena Corp.	2,997	152
*	Arista Networks Inc.	1,269	130
*	Cambium Networks Corp.	8,222	118
*	Viavi Solutions Inc.	7,857	114
*	Calix Inc.	2,353	87
*	Ribbon Communications Inc.	22,033	62
			2,917
Total Common Stocks (Cost $184,873)			184,612
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund, 0.854% (Cost $802)	8,018	802
Total Investments (100.0%) (Cost $185,675)			185,414
Other Assets and Liabilities—Net (0.0%)			(89)
Net Assets (100%)			185,325
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $142,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $157,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	1	207	(5)
Micro E-mini S&P 500 Index	June 2022	19	392	(24)
				(29)

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Assets and Liabilities
As of May 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $184,873)	184,612
Affiliated Issuers (Cost $802)	802
Total Investments in Securities	185,414
Investment in Vanguard	7
Cash Collateral Pledged—Futures Contracts	35
Receivables for Accrued Income	173
Total Assets	185,629
Liabilities
Due to Custodian	132
Payables for Investment Securities Purchased	1
Collateral for Securities on Loan	157
Payables to Vanguard	10
Variation Margin Payable—Futures Contracts	4
Total Liabilities	304
Net Assets	185,325
1 Includes $142 of securities on loan.
At May 31, 2022, net assets consisted of:

Paid-in Capital	182,142
Total Distributable Earnings (Loss)	3,183
Net Assets	185,325

Net Assets
Applicable to 1,720,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	185,325
Net Asset Value Per Share	$107.75

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Operations

Six Months Ended May 31, 2022
($000)
Investment Income
Income
Dividends[1]	1,263
Interest[2]	1
Securities Lending—Net	4
Total Income	1,268
Expenses
The Vanguard Group—Note B
Investment Advisory Services	74
Management and Administrative	20
Marketing and Distribution	3
Custodian Fees	—
Shareholders’ Reports	13
Trustees’ Fees and Expenses	—
Professional Services	8
Total Expenses	118
Net Investment Income	1,150
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	3,322
Futures Contracts	(21)
Realized Net Gain (Loss)	3,301
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(27,221)
Futures Contracts	(28)
Change in Unrealized Appreciation (Depreciation)	(27,249)
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,798)
1	Dividends are net of foreign withholding taxes of $2,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $5,577,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,150	1,098
Realized Net Gain (Loss)	3,301	2,545
Change in Unrealized Appreciation (Depreciation)	(27,249)	14,521
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,798)	18,164
Distributions
Total Distributions	(1,025)	(932)
Capital Share Transactions
Issued	83,129	74,754
Issued in Lieu of Cash Distributions	—	—
Redeemed	(17,563)	(2,908)
Net Increase (Decrease) from Capital Share Transactions	65,566	71,846
Total Increase (Decrease)	41,743	89,078
Net Assets
Beginning of Period	143,582	54,504
End of Period	185,325	143,582

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,			February 13, 2018[1] to November 30, 2018
		2021	2020	2019
Net Asset Value, Beginning of Period	$122.20	$94.79	$84.21	$78.58	$75.00
Investment Operations
Net Investment Income[2]	.725	1.403	1.291	1.199	.899
Net Realized and Unrealized Gain (Loss) on Investments	(14.499)	27.292	10.428	5.559	3.266
Total from Investment Operations	(13.774)	28.695	11.719	6.758	4.165
Distributions
Dividends from Net Investment Income	(.676)	(1.285)	(1.139)	(1.128)	(.585)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.676)	(1.285)	(1.139)	(1.128)	(.585)
Net Asset Value, End of Period	$107.75	$122.20	$94.79	$84.21	$78.58
Total Return	-11.34%	30.42%	14.29%	8.75%	5.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$185	$144	$55	$21	$18
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%	0.13%[3,4]
Ratio of Net Investment Income to Average Net Assets	1.18%	1.21%	1.59%	1.52%	1.40%[3]
Portfolio Turnover Rate	24%[5]	56%[5]	58%	80%	25%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	The ratio of total expenses to average net assets before an expense reduction of 0.04% was 0.17%. The fund incurred higher than anticipated expenses, in which Vanguard voluntarily agreed to assume payment of certain expenses. The fund is not obligated to repay this amount to Vanguard.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Quality Factor ETF
Notes to Financial Statements
Vanguard U.S. Quality Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is

U.S. Quality Factor ETF
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

U.S. Quality Factor ETF
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2022, the fund had contributed to Vanguard capital in the amount of $7,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

U.S. Quality Factor ETF
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	184,612	—	—	184,612
Temporary Cash Investments	802	—	—	802
Total	185,414	—	—	185,414
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	29	—	—	29
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of May 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	185,676
Gross Unrealized Appreciation	14,780
Gross Unrealized Depreciation	(15,071)
Net Unrealized Appreciation (Depreciation)	(291)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2021, the fund had available capital losses totaling $281,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2022, the fund purchased $125,925,000 of investment securities and sold $60,367,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $17,556,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2022, such purchases were $104,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

U.S. Quality Factor ETF
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	Shares (000)	Shares (000)
Issued	700	625
Issued in Lieu of Cash Distributions	—	—
Redeemed	(155)	(25)
Net Increase (Decrease) in Shares Outstanding	545	600
At May 31, 2022, one shareholder was a record or beneficial owner of 45% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in these financial statements.

U.S. Value Factor ETF
Fund Allocation
As of May 31, 2022
Basic Materials	6.4%
Consumer Discretionary	17.7
Consumer Staples	4.8
Energy	10.4
Financials	24.7
Health Care	8.2
Industrials	15.2
Real Estate	0.3
Technology	8.0
Telecommunications	4.2
Utilities	0.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

U.S. Value Factor ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (6.4%)
	Dow Inc.	76,611	5,208
	Freeport-McMoRan Inc.	116,241	4,543
	Reliance Steel & Aluminum Co.	19,306	3,753
	LyondellBasell Industries NV Class A	19,666	2,247
	International Paper Co.	44,008	2,132
	Newmont Corp.	30,727	2,085
	US Steel Corp.	81,089	2,033
	Mosaic Co.	29,392	1,841
*	Cleveland-Cliffs Inc.	73,109	1,695
	Steel Dynamics Inc.	19,326	1,650
	Huntsman Corp.	44,778	1,623
	Nucor Corp.	11,534	1,528
	Olin Corp.	19,470	1,281
	Commercial Metals Co.	30,578	1,215
	Schnitzer Steel Industries Inc. Class A	29,633	1,204
	UFP Industries Inc.	15,491	1,196
	Timken Co.	17,624	1,076
	CF Industries Holdings Inc.	10,630	1,050
	Tronox Holdings plc Class A	57,356	1,033
	Westlake Corp.	7,505	992
	Alcoa Corp.	15,326	946
*	TimkenSteel Corp.	37,323	862
	Koppers Holdings Inc.	28,956	785
	Schweitzer-Mauduit International Inc.	28,269	767
	Trinseo plc	15,806	747
*	Intrepid Potash Inc.	11,266	742
*	Clearwater Paper Corp.	18,004	618
	Chemours Co.	13,925	600
	AdvanSix Inc.	12,544	581
	Boise Cascade Co.	7,039	544
	Minerals Technologies Inc.	8,124	538
*	Constellium SE Class A	29,927	505
	Ashland Global Holdings Inc.	4,399	471
	GrafTech International Ltd.	51,711	449
	Mueller Industries Inc.	7,401	399
	Glatfelter Corp.	45,860	395
	FutureFuel Corp.	53,377	384
*	Coeur Mining Inc.	87,992	342
*	Univar Solutions Inc.	10,738	330
	Eastman Chemical Co.	2,670	294
*	Alto Ingredients Inc.	38,140	170
	Cabot Corp.	2,154	163
		Shares	Market Value• ($000)
	Element Solutions Inc.	7,562	161
	Orion Engineered Carbons SA	8,257	159
*	Gatos Silver Inc.	42,119	130
			51,467
Consumer Discretionary (17.6%)
*	General Motors Co.	161,022	6,228
	Ford Motor Co.	427,170	5,844
	PVH Corp.	40,714	2,885
	AMERCO	5,439	2,665
	Lennar Corp. Class A	30,414	2,441
	BorgWarner Inc. (XNYS)	59,030	2,380
	Fox Corp. Class A	64,791	2,301
	Fox Corp. Class B	68,847	2,252
	Macy's Inc.	92,996	2,199
*	Goodyear Tire & Rubber Co.	169,133	2,185
	Toll Brothers Inc.	38,682	1,952
*	Alaska Air Group Inc.	38,893	1,877
	Foot Locker Inc.	56,699	1,870
	Nexstar Media Group Inc. Class A	10,624	1,862
	Lithia Motors Inc. Class A	5,564	1,694
	Thor Industries Inc.	22,193	1,686
	Travel + Leisure Co.	32,311	1,651
	PulteGroup Inc.	36,028	1,631
	Kohl's Corp.	39,452	1,591
*	AutoZone Inc.	718	1,479
*	Perdoceo Education Corp.	133,171	1,453
*	AutoNation Inc.	12,021	1,437
*	Capri Holdings Ltd.	29,368	1,431
*	G-III Apparel Group Ltd.	56,421	1,414
*	Penn National Gaming Inc.	43,830	1,401
*	Tri Pointe Homes Inc.	66,279	1,397
	Penske Automotive Group Inc.	11,895	1,370
	Bath & Body Works Inc.	33,361	1,368
*	Taylor Morrison Home Corp. Class A	44,405	1,286
	Qurate Retail Inc. Series A	348,314	1,257
	Whirlpool Corp.	6,731	1,240
	Gap Inc.	112,082	1,236
*	Brinker International Inc.	40,631	1,233
*	Avis Budget Group Inc.	6,369	1,212
	eBay Inc.	24,770	1,206
	Harley-Davidson Inc.	34,209	1,203
	News Corp. Class A	67,732	1,179
*	SkyWest Inc.	43,103	1,162
	Gray Television Inc.	56,703	1,118
*	MarineMax Inc.	26,680	1,105

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Tapestry Inc.	31,818	1,098
	Lowe's Cos. Inc.	5,576	1,089
	Haverty Furniture Cos. Inc.	37,469	1,059
	Sinclair Broadcast Group Inc. Class A	41,799	1,013
	Dine Brands Global Inc.	13,674	1,005
*	EW Scripps Co. Class A	63,248	1,004
	Sonic Automotive Inc. Class A	21,919	1,000
*	American Axle & Manufacturing Holdings Inc.	120,904	981
	Group 1 Automotive Inc.	5,463	981
	Aaron's Co. Inc.	49,780	974
*	Beazer Homes USA Inc.	59,716	968
*	Container Store Group Inc.	122,942	947
	La-Z-Boy Inc.	36,977	944
	Dick's Sporting Goods Inc.	11,614	943
*	WW International Inc.	131,927	935
*	TravelCenters of America Inc.	23,841	931
*	Allegiant Travel Co.	6,159	920
*	Urban Outfitters Inc.	43,061	906
*	Adtalem Global Education Inc.	27,705	904
*	Children's Place Inc.	18,970	901
	Signet Jewelers Ltd.	14,771	880
*	ODP Corp.	22,974	877
*	Crocs Inc.	15,535	866
	Omnicom Group Inc.	11,613	866
*	Six Flags Entertainment Corp.	29,198	857
	Hibbett Inc.	16,808	853
	Dana Inc.	51,463	852
	Graham Holdings Co. Class B	1,380	846
*	Cars.com Inc.	81,617	845
	OneWater Marine Inc. Class A	24,575	840
*	Genesco Inc.	14,632	824
*	Asbury Automotive Group Inc.	4,534	821
[1]	Big 5 Sporting Goods Corp.	64,218	819
*	GoPro Inc. Class A	116,030	802
	Shoe Carnival Inc.	29,090	793
*	Fossil Group Inc.	107,651	790
*	Conn's Inc.	59,447	785
	Designer Brands Inc. Class A	48,540	754
	Winnebago Industries Inc.	14,950	739
	Big Lots Inc.	29,907	732
	Rent-A-Center Inc.	26,542	731
*	Sleep Number Corp.	15,925	731
	Matthews International Corp. Class A	22,511	728
*	Vera Bradley Inc.	106,844	728
*	M/I Homes Inc.	15,385	719
	Boyd Gaming Corp.	12,017	706
*	Gannett Co. Inc.	178,809	703
	Newell Brands Inc.	31,805	682
	Jack in the Box Inc.	9,845	672
*	Southwest Airlines Co.	14,529	666
	Ralph Lauren Corp. Class A	6,529	660
	Movado Group Inc.	19,101	648
	Lear Corp.	4,539	640
*	Chegg Inc.	32,661	636
	Caleres Inc.	21,751	619
		Shares	Market Value• ($000)
*	Central Garden & Pet Co. Class A	14,616	619
	Franchise Group Inc.	15,246	605
	Rush Enterprises Inc. Class A	11,782	601
	Target Corp.	3,715	601
	Scholastic Corp.	15,620	586
*	AMC Networks Inc. Class A	14,330	563
	LKQ Corp.	10,919	561
	MDC Holdings Inc.	14,684	561
	Guess? Inc.	26,675	556
	Ethan Allen Interiors Inc.	23,319	542
*	Funko Inc. Class A	26,334	536
*	Abercrombie & Fitch Co. Class A	25,170	514
	Williams-Sonoma Inc.	3,944	505
	Tilly's Inc. Class A	59,654	494
*	JetBlue Airways Corp.	45,643	490
*	Lazydays Holdings Inc.	31,353	487
*	Universal Electronics Inc.	17,985	482
*	SeaWorld Entertainment Inc.	8,865	480
*	Knowles Corp.	24,498	471
	Buckle Inc.	14,173	466
	Strategic Education Inc.	7,045	464
*	Citi Trends Inc.	15,474	462
*	Lands' End Inc.	38,951	452
*	Meritage Homes Corp.	5,304	452
*	Malibu Boats Inc. Class A	7,264	426
	Murphy USA Inc.	1,704	425
	American Eagle Outfitters Inc.	31,680	384
*	Zumiez Inc.	11,696	384
*	Chico's FAS Inc.	76,654	379
	Century Communities Inc.	6,943	378
*	Playtika Holding Corp.	25,345	375
*	Audacy Inc. Class A	214,519	373
*	Hilton Grand Vacations Inc.	8,105	371
*	Sally Beauty Holdings Inc.	23,238	352
	Marriott Vacations Worldwide Corp.	2,357	348
*	KAR Auction Services Inc.	20,030	320
	Standard Motor Products Inc.	7,155	286
*	Copa Holdings SA Class A	4,039	286
*,1	Kirkland's Inc.	47,969	278
	Academy Sports & Outdoors Inc.	8,037	269
	DR Horton Inc.	3,468	261
	Interpublic Group of Cos. Inc.	7,938	256
*	Mesa Air Group Inc.	81,908	251
	Dillard's Inc. Class A	819	247
	Lennar Corp. Class B	3,633	244
	KB Home	6,380	220
*	VOXX International Corp. Class A	25,062	210
	Best Buy Co. Inc.	2,541	209
	Oxford Industries Inc.	2,282	208
	Paramount Global Inc. Class B	5,580	192
*	Party City Holdco Inc.	130,370	188
*	Green Brick Partners Inc.	7,480	182
	A-Mark Precious Metals Inc.	2,379	181
*	Stride Inc.	4,287	168
	Interface Inc. Class A	11,445	165
	Cato Corp. Class A	10,663	139

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	International Game Technology plc	6,012	129
			142,228
Consumer Staples (4.8%)
	Altria Group Inc.	112,305	6,075
	CVS Health Corp.	52,189	5,049
	Philip Morris International Inc.	25,445	2,704
	Kraft Heinz Co.	70,113	2,652
	McKesson Corp.	6,393	2,101
*	Herbalife Nutrition Ltd.	82,248	1,792
	Molson Coors Beverage Co. Class B	30,722	1,715
	Walgreens Boots Alliance Inc.	35,299	1,547
	Archer-Daniels-Midland Co.	14,549	1,321
	SpartanNash Co.	37,145	1,278
	ACCO Brands Corp.	167,342	1,262
	Tyson Foods Inc. Class A	13,712	1,229
	Kroger Co.	21,081	1,117
	Universal Corp.	13,530	862
*	TreeHouse Foods Inc.	18,498	761
	Weis Markets Inc.	10,271	755
*	United Natural Foods Inc.	14,801	628
	Ingles Markets Inc. Class A	6,617	589
	J M Smucker Co.	4,549	570
	Vector Group Ltd.	44,908	553
	Edgewell Personal Care Co.	14,731	536
	Fresh Del Monte Produce Inc.	16,823	430
*	Pilgrim's Pride Corp.	12,387	413
	Albertsons Cos. Inc. Class A	13,307	407
	Seaboard Corp.	97	402
*	Darling Ingredients Inc.	4,190	335
	Andersons Inc.	6,733	253
	Ingredion Inc.	2,411	228
	Keurig Dr Pepper Inc.	6,225	216
*	Hostess Brands Inc. Class A	10,097	215
	Conagra Brands Inc.	6,479	213
*	US Foods Holding Corp	5,866	194
	Corteva Inc.	2,083	130
			38,532
Energy (10.3%)
	Exxon Mobil Corp.	53,241	5,111
	Marathon Petroleum Corp.	48,600	4,947
	Pioneer Natural Resources Co.	17,659	4,908
	ConocoPhillips	40,318	4,530
	EOG Resources Inc.	28,024	3,838
	Chevron Corp.	20,830	3,638
	APA Corp.	54,561	2,565
*	CONSOL Energy Inc.	42,044	2,168
	EQT Corp.	45,262	2,160
*	Southwestern Energy Co.	210,157	1,917
*	Antero Resources Corp.	40,362	1,731
	Matador Resources Co.	28,297	1,723
	Phillips 66	17,005	1,714
*	Comstock Resources Inc.	85,769	1,655
	Marathon Oil Corp.	52,226	1,642
	Diamondback Energy Inc.	10,744	1,633
	Ovintiv Inc. (XNYS)	27,627	1,547
	SM Energy Co.	32,010	1,545
	Kinder Morgan Inc.	73,964	1,456
*	PBF Energy Inc. Class A	43,233	1,435
		Shares	Market Value• ($000)
	Valero Energy Corp.	11,014	1,427
*	Range Resources Corp.	40,095	1,361
	PDC Energy Inc.	16,365	1,295
	Cheniere Energy Inc.	9,294	1,271
*	Talos Energy Inc.	58,748	1,269
	Murphy Oil Corp.	28,464	1,207
*	Kosmos Energy Ltd.	144,917	1,122
	Coterra Energy Inc.	32,521	1,116
	Devon Energy Corp.	14,850	1,112
*	Centennial Resource Development Inc. Class A	132,998	1,056
	HF Sinclair Corp.	21,127	1,037
*	Peabody Energy Corp.	43,129	1,018
	Civitas Resources Inc.	11,747	897
	SunCoke Energy Inc.	107,168	867
*	Helix Energy Solutions Group Inc.	183,588	852
	Continental Resources Inc.	11,752	800
	Kinetik Holdings Inc.	8,980	755
*	Callon Petroleum Co.	12,689	742
*	Centrus Energy Corp. Class A	28,947	741
*	Newpark Resources Inc.	171,775	739
*	Laredo Petroleum Inc.	8,726	735
	Schlumberger NV	15,555	715
	Archrock Inc.	69,837	701
*	CNX Resources Corp.	31,959	694
	Occidental Petroleum Corp.	9,998	693
	Warrior Met Coal Inc.	19,480	655
	Berry Corp.	57,707	642
[1]	Arch Resources Inc.	4,101	627
*	W&T Offshore Inc.	92,664	624
*	Bristow Group Inc.	19,161	609
*	Nabors Industries Ltd. (XNYS)	2,666	445
*	Golar LNG Ltd.	17,069	432
	ONEOK Inc.	5,998	395
	California Resources Corp.	8,969	392
	Targa Resources Corp.	5,157	371
	Magnolia Oil & Gas Corp. Class A	13,322	368
	Northern Oil and Gas Inc.	10,772	352
	Antero Midstream Corp.	28,418	309
	Equitrans Midstream Corp.	37,538	295
	Oasis Petroleum Inc.	1,851	294
	Brigham Minerals Inc. Class A	7,398	224
*	National Energy Services Reunited Corp.	27,349	204
*	MRC Global Inc.	14,641	164
	Arcosa Inc.	2,460	130
*	First Solar Inc.	1,623	115
			83,732
Financials (24.6%)
	Citigroup Inc.	91,184	4,870
	Bank of New York Mellon Corp.	91,214	4,251
	Truist Financial Corp.	81,164	4,037
	MetLife Inc.	59,198	3,989
	JPMorgan Chase & Co.	29,775	3,937
	US Bancorp	69,228	3,674
	American International Group Inc.	61,701	3,621
	Prudential Financial Inc.	34,031	3,616
	PNC Financial Services Group Inc.	20,585	3,611
	Bank of America Corp.	94,035	3,498

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	Wells Fargo & Co.	73,978	3,386
	Goldman Sachs Group Inc.	10,003	3,269
	Morgan Stanley	37,153	3,200
	T Rowe Price Group Inc.	22,554	2,866
	Essent Group Ltd.	63,305	2,709
	Aflac Inc.	38,608	2,338
	Chubb Ltd.	10,690	2,259
	CNA Financial Corp.	42,340	1,941
	OceanFirst Financial Corp.	92,858	1,873
*	Riot Blockchain Inc.	255,773	1,839
	Prosperity Bancshares Inc.	24,663	1,788
	Heartland Financial USA Inc.	40,126	1,775
	Charles Schwab Corp.	24,433	1,713
*	Enstar Group Ltd.	7,169	1,663
	MGIC Investment Corp.	118,851	1,656
	Radian Group Inc.	75,953	1,634
*	Unum Group	44,376	1,617
	S&T Bancorp Inc.	53,272	1,567
	Invesco Ltd.	80,626	1,559
*	LendingClub Corp.	97,099	1,526
	Ally Financial Inc.	34,122	1,503
	Washington Federal Inc.	46,103	1,496
	Franklin Resources Inc.	54,539	1,477
	PacWest Bancorp	46,304	1,462
	Allstate Corp.	10,582	1,446
*,1	Marathon Digital Holdings Inc.	139,263	1,425
	FNB Corp.	117,159	1,423
	Hancock Whitney Corp.	27,948	1,393
	Cowen Inc. Class A	52,399	1,391
	Home BancShares Inc.	61,412	1,387
	Provident Financial Services Inc.	58,971	1,356
*	Brighthouse Financial Inc.	27,573	1,354
	Affiliated Managers Group Inc.	9,983	1,334
	Dime Community Bancshares Inc.	42,138	1,325
	WesBanco Inc.	37,678	1,283
	Renasant Corp.	41,220	1,275
	Enterprise Financial Services Corp.	27,476	1,272
	Towne Bank	42,633	1,257
	Hope Bancorp Inc.	85,361	1,245
	Reinsurance Group of America Inc.	9,884	1,244
	Jefferies Financial Group Inc.	36,370	1,201
*	Berkshire Hathaway Inc. Class B	3,795	1,199
	Axis Capital Holdings Ltd.	20,034	1,173
	Lincoln National Corp.	20,057	1,162
	Regions Financial Corp.	52,400	1,157
	Cadence Bank	43,240	1,156
	Equitable Holdings Inc.	36,940	1,123
	RenaissanceRe Holdings Ltd.	7,308	1,122
	Webster Financial Corp.	22,387	1,099
	PennyMac Financial Services Inc.	22,169	1,087
	Citizens Financial Group Inc.	26,251	1,086
	First Citizens BancShares Inc. Class A	1,539	1,078
	Bank OZK	25,963	1,077
	Everest Re Group Ltd.	3,766	1,064
	OneMain Holdings Inc.	24,092	1,061
	Ameris Bancorp	23,211	1,058
		Shares	Market Value• ($000)
	First Financial Bancorp	50,399	1,057
*	Genworth Financial Inc. Class A	255,093	1,033
	Trustmark Corp.	35,461	1,032
	Pacific Premier Bancorp Inc.	31,562	1,028
	Janus Henderson Group plc	35,940	1,010
	Travelers Cos. Inc.	5,560	995
	Zions Bancorp NA	17,306	987
	Fidelity National Financial Inc.	23,311	986
*	NMI Holdings Inc. Class A	52,709	981
	NBT Bancorp Inc.	25,695	950
	Pinnacle Financial Partners Inc.	11,621	946
	Synovus Financial Corp.	22,177	946
	Old Republic International Corp.	38,792	928
	Western Alliance Bancorp	11,356	924
	Stifel Financial Corp.	14,354	921
	Nelnet Inc. Class A	10,682	905
	Valley National Bancorp	69,627	885
	Northwest Bancshares Inc.	67,913	875
	Sandy Spring Bancorp Inc.	20,337	861
	First Merchants Corp.	20,756	854
	American Equity Investment Life Holding Co.	20,789	837
	Simmons First National Corp. Class A	32,455	834
	First Busey Corp.	35,337	829
	KeyCorp	41,277	824
	SouthState Corp.	10,007	809
	First American Financial Corp.	13,309	806
	UMB Financial Corp.	8,727	806
	Cathay General Bancorp	19,357	796
	Lakeland Bancorp Inc.	49,818	773
	BlackRock Inc.	1,128	755
	Atlantic Union Bankshares Corp.	21,182	747
*	Encore Capital Group Inc.	12,150	742
	First Bancorp (XNGS)	19,654	736
	OFG Bancorp	25,686	728
	BOK Financial Corp.	8,333	718
	Popular Inc.	8,692	710
	TriCo Bancshares	15,637	709
	Huntington Bancshares Inc.	50,994	708
	Principal Financial Group Inc.	9,630	702
	Navient Corp.	42,543	681
	Globe Life Inc.	6,969	680
*	Enova International Inc.	21,430	677
	1st Source Corp.	14,327	674
	Fulton Financial Corp.	42,375	672
	Univest Financial Corp.	25,324	671
	Flushing Financial Corp.	28,933	668
	Old National Bancorp	41,998	668
	United Bankshares Inc.	17,792	668
	New York Community Bancorp Inc.	66,626	665
	Eagle Bancorp Inc.	13,300	659
	ConnectOne Bancorp Inc.	23,144	638
	Hilltop Holdings Inc.	21,151	635
	First Financial Corp.	14,019	631
	First Commonwealth Financial Corp.	44,507	623
	CNO Financial Group Inc.	30,251	622
	Premier Financial Corp.	22,901	622

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	Mr Cooper Group Inc.	14,081	611
	Peoples Bancorp Inc.	21,291	608
	Associated Banc-Corp.	29,283	606
	Raymond James Financial Inc.	6,068	598
	Hartford Financial Services Group Inc.	8,235	597
*	Customers Bancorp Inc.	14,429	596
	Columbia Banking System Inc.	19,479	587
	Meta Financial Group Inc.	14,045	584
	Stewart Information Services Corp.	10,502	583
	Universal Insurance Holdings Inc.	45,037	581
	Voya Financial Inc.	8,472	581
	Brookline Bancorp Inc.	39,839	564
	Banc of California Inc.	28,867	555
	SLM Corp.	28,281	554
	TrustCo Bank Corp. NY	16,848	543
	Heritage Financial Corp.	20,714	541
*	StoneX Group Inc.	7,124	535
	Argo Group International Holdings Ltd.	12,342	523
	Comerica Inc.	6,174	514
*	Nicolet Bankshares Inc.	6,399	511
	M&T Bank Corp.	2,773	499
*	Arch Capital Group Ltd.	10,431	495
	Horace Mann Educators Corp.	12,095	489
	Horizon Bancorp Inc.	26,766	481
	Independent Bank Group Inc.	6,486	474
	Hanmi Financial Corp.	20,008	467
*	Credit Acceptance Corp.	737	439
	BankUnited Inc.	10,429	434
	HarborOne Bancorp Inc.	29,919	427
	Bank of NT Butterfield & Son Ltd.	13,254	419
	Banner Corp.	7,190	418
	Berkshire Hills Bancorp Inc.	15,855	414
	Discover Financial Services	3,610	410
*	Axos Financial Inc.	10,378	401
*	Texas Capital Bancshares Inc.	6,989	395
	Evercore Inc. Class A	3,237	370
*	PRA Group Inc.	9,529	353
	Northfield Bancorp Inc.	25,040	333
	Ameriprise Financial Inc.	1,198	331
	Assurant Inc.	1,811	320
	HomeStreet Inc.	7,879	318
	James River Group Holdings Ltd.	12,393	317
*	Bancorp Inc.	15,103	315
	First BanCorp. (XNYS)	20,424	305
	State Street Corp.	4,178	303
	Carlyle Group Inc.	7,833	302
	Progressive Corp.	2,488	297
	Central Pacific Financial Corp.	11,690	282
	Park National Corp.	2,219	274
	American Financial Group Inc.	1,863	263
	Northern Trust Corp.	2,299	257
*	Markel Corp.	181	248
	Fifth Third Bancorp	6,205	245
	BGC Partners Inc. Class A	70,635	230
	Cullen/Frost Bankers Inc.	1,831	229
		Shares	Market Value• ($000)
	Employers Holdings Inc.	5,521	229
	Southside Bancshares Inc.	5,643	228
	Wintrust Financial Corp.	2,613	228
*	SiriusPoint Ltd.	39,208	220
	Assured Guaranty Ltd.	3,716	219
	Heritage Commerce Corp.	19,052	218
	Primerica Inc.	1,723	217
	Selective Insurance Group Inc.	2,669	212
	East West Bancorp Inc.	2,865	211
	Signature Bank	951	206
	Federal Agricultural Mortgage Corp. Class C	1,941	204
	First Foundation Inc.	8,797	198
	Washington Trust Bancorp Inc.	3,382	170
	Hanover Insurance Group Inc.	1,077	158
	Apollo Global Management Inc.	2,687	155
	Preferred Bank	1,921	132
	Veritex Holdings Inc.	3,664	126
*	World Acceptance Corp.	734	109
			198,726
Health Care (8.2%)
	Bristol-Myers Squibb Co.	75,321	5,683
*	Moderna Inc.	36,990	5,376
	Cigna Corp.	18,869	5,062
	HCA Healthcare Inc.	21,992	4,627
	Gilead Sciences Inc.	71,128	4,613
	Pfizer Inc.	83,704	4,440
*	Centene Corp.	42,229	3,439
	Anthem Inc.	6,068	3,092
*	Regeneron Pharmaceuticals Inc.	4,074	2,708
	Merck & Co. Inc.	20,823	1,916
*	Jazz Pharmaceuticals plc	10,188	1,525
	Organon & Co.	39,627	1,504
	QuidelOrtho Corp.	14,494	1,377
*	Novavax Inc.	23,997	1,328
*	AdaptHealth Corp. Class A	64,482	1,160
	Universal Health Services Inc. Class B	9,227	1,150
	AbbVie Inc.	7,442	1,097
*	United Therapeutics Corp.	4,692	1,081
	Premier Inc. Class A	26,273	983
	DENTSPLY SIRONA Inc.	21,880	866
	Humana Inc.	1,754	797
*	Emergent BioSolutions Inc.	23,275	767
*	Biogen Inc.	3,713	743
*	Fulgent Genetics Inc.	12,872	702
*	Multiplan Corp.	138,376	692
	Select Medical Holdings Corp.	27,412	667
	Medtronic plc	6,479	649
*	Innoviva Inc.	41,139	624
	Quest Diagnostics Inc.	4,411	622
*	Endo International plc	1,168,321	617
	Laboratory Corp. of America Holdings	2,494	615
	Encompass Health Corp.	8,958	587
*	Amneal Pharmaceuticals Inc.	151,001	548
*	Prestige Consumer Healthcare Inc.	9,372	523
*	Avanos Medical Inc.	17,925	514
*	Hologic Inc.	5,652	425

U.S. Value Factor ETF
		Shares	Market Value• ($000)
	PerkinElmer Inc.	2,692	403
*	Catalyst Pharmaceuticals Inc.	49,268	355
*	MEDNAX Inc.	17,786	344
*	Tenet Healthcare Corp.	5,304	343
	Zimmer Biomet Holdings Inc.	2,425	291
*	Computer Programs and Systems Inc.	8,974	286
	National HealthCare Corp.	3,731	262
*	Collegium Pharmaceutical Inc.	15,500	242
*	Acadia Healthcare Co. Inc.	3,067	218
	Perrigo Co. plc	4,716	188
*	DaVita Inc.	1,268	124
	Owens & Minor Inc.	3,185	111
			66,286
Industrials (15.1%)
	FedEx Corp.	27,865	6,258
	Capital One Financial Corp.	43,602	5,575
	Global Payments Inc.	35,642	4,671
	Fidelity National Information Services Inc.	39,992	4,179
*	StoneCo. Ltd. Class A	306,890	3,081
	Westrock Co.	60,357	2,927
*	Fiserv Inc.	28,389	2,844
	General Dynamics Corp.	12,247	2,754
	Bread Financial Holdings Inc.	46,714	2,574
	Ryder System Inc.	31,668	2,534
*	Mohawk Industries Inc.	16,112	2,279
*	Atlas Air Worldwide Holdings Inc.	25,978	1,811
*	Paysafe Ltd.	640,436	1,748
	3M Co.	11,406	1,703
	Knight-Swift Transportation Holdings Inc.	34,690	1,687
	Schneider National Inc. Class B	65,034	1,570
	Scorpio Tankers Inc.	46,283	1,530
	Owens Corning	15,962	1,526
*	Berry Global Group Inc.	25,316	1,477
	ManpowerGroup Inc.	15,907	1,425
*	Builders FirstSource Inc.	20,331	1,323
	Synchrony Financial	35,674	1,321
	Louisiana-Pacific Corp.	18,455	1,275
	Air Lease Corp. Class A	31,081	1,169
	Norfolk Southern Corp.	4,777	1,145
	Raytheon Technologies Corp.	11,816	1,124
	MDU Resources Group Inc.	40,176	1,100
*	XPO Logistics Inc.	19,841	1,060
*	Gates Industrial Corp. plc	82,336	1,051
	Triton International Ltd.	15,147	966
	L3Harris Technologies Inc.	3,924	945
*	Conduent Inc.	177,091	939
	Moog Inc. Class A	11,484	935
*	BrightView Holdings Inc.	70,611	918
	SFL Corp. Ltd.	81,181	913
*	CoreCivic Inc.	69,143	890
	Costamare Inc.	62,503	889
*	Resideo Technologies Inc.	37,469	885
*	O-I Glass Inc.	53,787	885
*	American Woodmark Corp.	16,839	877
	Deluxe Corp.	36,038	862
	Oshkosh Corp.	9,246	859
*	United Rentals Inc.	2,871	856
		Shares	Market Value• ($000)
	ArcBest Corp.	11,255	851
	Genco Shipping & Trading Ltd.	33,553	847
	ADT Inc.	110,717	828
*	Summit Materials Inc. Class A	29,902	817
*	BlueLinx Holdings Inc.	9,858	815
	Safe Bulkers Inc.	170,692	812
	Graphic Packaging Holding Co.	36,249	807
	Brunswick Corp.	10,589	797
*	Veritiv Corp.	5,393	784
	Textron Inc.	11,937	779
	Altra Industrial Motion Corp.	19,571	767
*	Titan Machinery Inc.	28,976	765
	Allison Transmission Holdings Inc.	19,095	764
	Matson Inc.	8,476	762
*	Yellow Corp.	194,929	737
	REV Group Inc.	59,753	733
	Dorian LPG Ltd.	43,064	732
	Covenant Logistics Group Inc. Class A	32,056	727
*	WESCO International Inc.	5,777	725
	Masco Corp.	12,629	716
*	Manitowoc Co. Inc.	54,756	713
	Encore Wire Corp.	5,697	712
*	Sterling Construction Co. Inc.	28,155	693
	Patrick Industries Inc.	11,470	689
*	Atkore Inc.	6,170	672
	Quanex Building Products Corp.	32,713	665
	Werner Enterprises Inc.	15,934	646
	MKS Instruments Inc.	5,047	623
*	Modine Manufacturing Co.	52,283	618
	Sensata Technologies Holding plc	12,780	614
	Primoris Services Corp.	25,231	613
*	Green Dot Corp. Class A	21,184	611
	Johnson Controls International plc	11,014	600
	Greif Inc. Class A	9,895	588
	Kelly Services Inc. Class A	29,405	587
	Textainer Group Holdings Ltd.	17,369	563
*	Air Transport Services Group Inc.	18,609	562
	United Parcel Service Inc. Class B	3,065	559
*	Advantage Solutions Inc.	124,115	534
	Cummins Inc.	2,550	533
*	AMN Healthcare Services Inc.	5,182	502
	PACCAR Inc.	5,692	494
	nVent Electric plc	13,779	488
	Griffon Corp.	14,997	481
*	JELD-WEN Holding Inc.	25,326	477
*	Hub Group Inc. Class A	6,459	471
	Fortune Brands Home & Security Inc.	6,734	467
*	GMS Inc.	9,335	465
	Korn Ferry	7,517	462
	Acuity Brands Inc.	2,636	461
*	Masonite International Corp.	4,896	450
	Resources Connection Inc.	24,285	449
	Eagle Bulk Shipping Inc.	5,981	438

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	MasTec Inc.	5,184	433
	AGCO Corp.	3,267	419
	Vontier Corp.	15,367	412
*	DXP Enterprises Inc.	13,157	404
	Quanta Services Inc.	3,371	401
	Hillenbrand Inc.	9,266	388
	Herc Holdings Inc.	3,289	386
*	Tutor Perini Corp.	35,964	365
	ABM Industries Inc.	7,414	358
*	Kirby Corp.	5,224	353
*	Teekay Corp.	102,483	346
	Barnes Group Inc.	8,803	317
	Marten Transport Ltd.	17,742	312
*	Frontline Ltd.	31,951	309
	Trinity Industries Inc.	12,172	303
	Crane Holdings Co.	3,095	296
*	AAR Corp.	5,710	275
	Emerson Electric Co.	3,013	267
	Kronos Worldwide Inc.	13,813	263
*	MYR Group Inc.	2,792	256
	DuPont de Nemours Inc.	3,622	246
	DHT Holdings Inc.	40,125	239
*	Beacon Roofing Supply Inc.	3,814	234
	Snap-on Inc.	1,054	234
	Regal Rexnord Corp.	1,862	233
*	TrueBlue Inc.	10,217	225
*	FTI Consulting Inc.	1,335	224
	International Seaways Inc.	9,298	224
	Westinghouse Air Brake Technologies Corp.	2,165	205
	EMCOR Group Inc.	1,892	200
	Insteel Industries Inc.	4,833	200
*	Fluor Corp.	6,716	190
	GATX Corp.	1,628	176
	American Express Co.	1,036	175
*	Ducommun Inc.	3,806	174
	Apogee Enterprises Inc.	3,959	165
	Maxar Technologies Inc.	5,413	162
	Huntington Ingalls Industries Inc.	725	153
	Kaman Corp.	3,491	126
	Packaging Corp. of America	804	126
	Greenbrier Cos. Inc.	2,854	119
*	US Xpress Enterprises Inc. Class A	38,729	115
	Silgan Holdings Inc.	2,597	114
			122,527
Real Estate (0.3%)
*	Realogy Holdings Corp.	76,624	949
*	GEO Group Inc.	110,608	786
*	Jones Lang LaSalle Inc.	1,753	346
	Newmark Group Inc. Class A	22,332	247
	EPR Properties	2,965	152
	VICI Properties Inc.	4,835	149
			2,629
Technology (8.0%)
	Micron Technology Inc.	78,301	5,782
	Intel Corp.	120,139	5,337
	International Business Machines Corp.	22,971	3,189
*	Meta Platforms Inc. Class A	15,114	2,927
	Hewlett Packard Enterprise Co.	156,358	2,439
	HP Inc.	60,605	2,354
		Shares	Market Value• ($000)
	Dell Technologies Inc. Class C	41,898	2,092
	Amkor Technology Inc.	96,653	1,976
*	DXC Technology Co.	54,262	1,911
	Cognizant Technology Solutions Corp. Class A	24,363	1,820
	Vishay Intertechnology Inc.	85,994	1,758
	Microchip Technology Inc.	23,261	1,690
	Oracle Corp.	23,194	1,668
*	Western Digital Corp.	25,138	1,526
*	Magnite Inc.	134,375	1,477
*	Arrow Electronics Inc.	11,326	1,366
*	Ziff Davis Inc.	13,395	1,023
*	Photronics Inc.	45,907	998
*	TTM Technologies Inc.	69,820	998
	Jabil Inc.	16,206	997
*	Rackspace Technology Inc.	101,217	934
*	Alpha & Omega Semiconductor Ltd.	20,986	922
*	NCR Corp.	26,418	916
*	Qorvo Inc.	8,183	914
*	Ultra Clean Holdings Inc.	27,116	910
*	CACI International Inc. Class A	3,230	906
	Xperi Holding Corp.	53,345	878
	QUALCOMM Inc.	5,961	854
	Science Applications International Corp.	9,028	781
*	II-VI Inc.	12,251	766
*	Sanmina Corp.	17,344	761
*	Unisys Corp.	62,804	749
*	Upland Software Inc.	54,964	724
*	ScanSource Inc.	18,157	703
*	Dropbox Inc. Class A	32,189	671
	Skyworks Solutions Inc.	6,125	667
	TD SYNNEX Corp.	6,334	658
	Amdocs Ltd.	7,223	628
*	Cohu Inc.	20,493	624
	Broadcom Inc.	997	578
	SS&C Technologies Holdings Inc.	8,812	564
	Ebix Inc.	18,606	542
	SolarWinds Corp.	45,542	530
*	Cerence Inc.	15,985	508
*,1	Cleanspark Inc.	83,852	494
*	Rimini Street Inc.	62,574	387
*	Kimball Electronics Inc.	19,309	367
	Xerox Holdings Corp.	19,374	365
	Concentrix Corp.	1,942	301
*	NetScout Systems Inc.	8,692	298
	Avnet Inc.	5,575	270
	NortonLifeLock Inc.	10,287	250
	NXP Semiconductors NV	1,086	206
	Methode Electronics Inc.	3,851	173
	Applied Materials Inc.	1,321	155
*	Allscripts Healthcare Solutions Inc.	7,935	136
*	SMART Global Holdings Inc.	5,244	129
*	Diebold Nixdorf Inc.	30,229	94
			64,641
Telecommunications (4.2%)
	Verizon Communications Inc.	144,580	7,415
	AT&T Inc.	322,811	6,873
	Comcast Corp. Class A	133,667	5,919
*	Altice USA Inc. Class A	237,963	2,708

U.S. Value Factor ETF
		Shares	Market Value• ($000)
*	DISH Network Corp. Class A	79,285	1,810
	Lumen Technologies Inc.	138,291	1,693
*	CommScope Holding Co. Inc.	174,686	1,312
*	United States Cellular Corp.	36,373	1,117
*	Liberty Latin America Ltd. Class C	115,311	1,097
	Cisco Systems Inc.	16,324	735
*	Charter Communications Inc. Class A	1,384	701
	Telephone and Data Systems Inc.	37,621	667
*	Liberty Latin America Ltd. Class A	48,014	457
*	Lumentum Holdings Inc.	4,768	410
	Juniper Networks Inc.	12,094	371
*	EchoStar Corp. Class A	14,848	357
*	Consolidated Communications Holdings Inc.	41,540	275
*	ViaSat Inc.	6,561	259
			34,176
Utilities (0.1%)
	National Fuel Gas Co.	5,073	373
	Exelon Corp.	3,719	183
		Shares	Market Value• ($000)
	FirstEnergy Corp.	3,498	150
			706
Total Common Stocks (Cost $717,875)			805,650
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 0.854% (Cost $4,249)	42,491	4,249
Total Investments (100.1%) (Cost $722,124)			809,899
Other Assets and Liabilities—Net (-0.1%)			(967)
Net Assets (100%)			808,932
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,776,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,955,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	13	2,685	(47)
Micro E-mini S&P 500 Index	June 2022	9	186	(10)
				(57)

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Assets and Liabilities
As of May 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $717,875)	805,650
Affiliated Issuers (Cost $4,249)	4,249
Total Investments in Securities	809,899
Investment in Vanguard	21
Cash	6
Cash Collateral Pledged—Futures Contracts	158
Receivables for Accrued Income	1,370
Receivables for Capital Shares Issued	5,797
Total Assets	817,251
Liabilities
Payables for Investment Securities Purchased	6,303
Collateral for Securities on Loan	1,955
Payables to Vanguard	44
Variation Margin Payable—Futures Contracts	17
Total Liabilities	8,319
Net Assets	808,932
1 Includes $1,776 of securities on loan.
At May 31, 2022, net assets consisted of:

Paid-in Capital	721,238
Total Distributable Earnings (Loss)	87,694
Net Assets	808,932

Net Assets
Applicable to 7,735,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	808,932
Net Asset Value Per Share	$104.58

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Operations

Six Months Ended May 31, 2022
($000)
Investment Income
Income
Dividends[1]	6,118
Interest[2]	4
Securities Lending—Net	5
Total Income	6,127
Expenses
The Vanguard Group—Note B
Investment Advisory Services	205
Management and Administrative	122
Marketing and Distribution	11
Custodian Fees	—
Shareholders’ Reports	18
Trustees’ Fees and Expenses	—
Other Expenses	9
Total Expenses	365
Net Investment Income	5,762
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	7,942
Futures Contracts	(13)
Realized Net Gain (Loss)	7,929
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	16,654
Futures Contracts	(106)
Change in Unrealized Appreciation (Depreciation)	16,548
Net Increase (Decrease) in Net Assets Resulting from Operations	30,239
1	Dividends are net of foreign withholding taxes of $3,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $9,158,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Statement of Changes in Net Assets

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,762	6,528
Realized Net Gain (Loss)	7,929	7,659
Change in Unrealized Appreciation (Depreciation)	16,548	52,714
Net Increase (Decrease) in Net Assets Resulting from Operations	30,239	66,901
Distributions
Total Distributions	(4,941)	(5,430)
Capital Share Transactions
Issued	359,908	273,133
Issued in Lieu of Cash Distributions	—	—
Redeemed	(24,538)	(19,466)
Net Increase (Decrease) from Capital Share Transactions	335,370	253,667
Total Increase (Decrease)	360,668	315,138
Net Assets
Beginning of Period	448,264	133,126
End of Period	808,932	448,264

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,			February 13, 2018[1] to November 30, 2018
		2021	2020	2019
Net Asset Value, Beginning of Period	$99.84	$73.96	$75.51	$74.35	$75.00
Investment Operations
Net Investment Income[2]	1.068	1.923	1.689	1.671	1.276
Net Realized and Unrealized Gain (Loss) on Investments	4.671	25.644	(1.634)	1.053	(1.295)
Total from Investment Operations	5.739	27.567	.055	2.724	(.019)
Distributions
Dividends from Net Investment Income	(.999)	(1.687)	(1.605)	(1.564)	(.631)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.999)	(1.687)	(1.605)	(1.564)	(.631)
Net Asset Value, End of Period	$104.58	$99.84	$73.96	$75.51	$74.35
Total Return	5.74%	37.51%	0.70%	3.83%	-0.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$809	$448	$133	$81	$37
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.14%[3]	0.14%[3]	0.13%[4]
Ratio of Net Investment Income to Average Net Assets	1.96%	1.98%	2.68%	2.32%	2.05%[4]
Portfolio Turnover Rate	27%[5]	43%[5]	52%[5]	73%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

U.S. Value Factor ETF
Notes to Financial Statements
Vanguard U.S. Value Factor ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is

U.S. Value Factor ETF
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

U.S. Value Factor ETF
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2022, the fund had contributed to Vanguard capital in the amount of $21,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of May 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	722,142
Gross Unrealized Appreciation	108,338
Gross Unrealized Depreciation	(20,638)
Net Unrealized Appreciation (Depreciation)	87,700

U.S. Value Factor ETF
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2021, the fund had available capital losses totaling $10,521,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2022, the fund purchased $514,532,000 of investment securities and sold $179,528,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $24,530,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2022, such purchases were $242,000 and sales were $171,000, resulting in net realized loss of $5,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	Shares (000)	Shares (000)
Issued	3,475	2,895
Issued in Lieu of Cash Distributions	—	—
Redeemed	(230)	(205)
Net Increase (Decrease) in Shares Outstanding	3,245	2,690
At May 31, 2022, one shareholder was a record or beneficial owner of 39% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard U.S. Liquidity Factor ETF, Vanguard U.S. Minimum Volatility ETF, Vanguard U.S. Momentum Factor ETF, Vanguard U.S. Multifactor ETF, Vanguard U.S. Quality Factor ETF, and Vanguard U.S. Value Factor ETF has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds since their inception in 2018, and also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-term and since-inception performance of each fund, along with that of a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Wellington™ Fund approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard U.S. Liquidity Factor ETF, Vanguard U.S. Minimum Volatility ETF, Vanguard U.S. Momentum Factor ETF, Vanguard U.S. Multifactor ETF, Vanguard U.S. Quality Factor ETF, and Vanguard U.S. Value Factor ETF, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q44192 072022

Semiannual Report   |   May 31, 2022
Vanguard U.S. Multifactor Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	18
Liquidity Risk Management	20

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended May 31, 2022
U.S. Multifactor Fund	Beginning Account Value 11/30/2021	Ending Account Value 5/31/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$995.60	$0.90
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.03	0.91
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.18%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

U.S. Multifactor Fund
Fund Allocation
As of May 31, 2022
Basic Materials	5.0%
Consumer Discretionary	15.0
Consumer Staples	8.8
Energy	15.3
Financials	18.9
Health Care	13.3
Industrials	13.1
Real Estate	0.2
Technology	9.4
Telecommunications	1.0
Utilities	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

U.S. Multifactor Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.3%)
Basic Materials (4.9%)
	Freeport-McMoRan Inc.	10,284	402
	Newmont Corp.	3,170	215
	CF Industries Holdings Inc.	1,785	176
	Olin Corp.	2,382	157
	Nucor Corp.	1,134	150
	Reliance Steel & Aluminum Co.	756	147
	LyondellBasell Industries NV Class A	1,067	122
	Mosaic Co.	1,906	119
	Steel Dynamics Inc.	1,359	116
	UFP Industries Inc.	1,477	114
	Southern Copper Corp.	1,727	107
	Huntsman Corp.	2,846	103
	Commercial Metals Co.	2,470	98
	AdvanSix Inc.	2,026	94
	Chemours Co.	1,888	81
	Dow Inc.	1,098	75
	Boise Cascade Co.	954	74
	Mueller Industries Inc.	1,160	62
	Timken Co.	823	50
	American Vanguard Corp.	1,423	35
	Fastenal Co.	556	30
	Schnitzer Steel Industries Inc. Class A	633	26
	Eastman Chemical Co.	216	24
	Element Solutions Inc.	783	17
	Valvoline Inc.	412	14
	Innospec Inc.	115	12
	FutureFuel Corp.	1,383	10
	Haynes International Inc.	278	10
			2,640
Consumer Discretionary (14.7%)
	H&R Block Inc.	8,342	294
	Target Corp.	1,819	294
*	AutoNation Inc.	1,978	236
*	Perdoceo Education Corp.	21,587	236
	Ford Motor Co.	16,800	230
*	O'Reilly Automotive Inc.	350	223
	Scholastic Corp.	5,728	215
	Dillard's Inc. Class A	533	161
	eBay Inc.	3,009	146
	Signet Jewelers Ltd.	2,266	135
	Interpublic Group of Cos. Inc.	3,762	121
	Macy's Inc.	5,125	121
	Movado Group Inc.	3,434	117
*	AutoZone Inc.	56	115
		Shares	Market Value• ($000)
	Omnicom Group Inc.	1,526	114
	Walmart Inc.	873	112
*	Deckers Outdoor Corp.	412	111
*	Monarch Casino & Resort Inc.	1,627	110
	Dick's Sporting Goods Inc.	1,339	109
	Lennar Corp. Class A	1,353	109
*	Capri Holdings Ltd.	2,209	108
	Travel + Leisure Co.	2,100	107
	Kohl's Corp.	2,482	100
	LKQ Corp.	1,936	100
	Costco Wholesale Corp.	210	98
	Williams-Sonoma Inc.	760	97
	Group 1 Automotive Inc.	537	96
*	SeaWorld Entertainment Inc.	1,772	96
	Lowe's Cos. Inc.	486	95
	Entravision Communications Corp. Class A	18,021	94
*	Cars.com Inc.	8,659	90
	Acushnet Holdings Corp.	2,169	88
	Oxford Industries Inc.	966	88
	Advance Auto Parts Inc.	450	85
	Genuine Parts Co.	582	80
	PulteGroup Inc.	1,747	79
	Nexstar Media Group Inc. Class A	419	73
*	Vera Bradley Inc.	10,706	73
	Matthews International Corp. Class A	2,219	72
	Penske Automotive Group Inc.	629	72
	Shoe Carnival Inc.	2,554	70
	Bath & Body Works Inc.	1,665	68
*	BJ's Wholesale Club Holdings Inc.	1,143	66
	Buckle Inc.	2,019	66
	Ethan Allen Interiors Inc.	2,834	66
	Gentex Corp.	2,058	64
	Hibbett Inc.	1,270	64
	Whirlpool Corp.	346	64
	Century Communities Inc.	1,137	62
*	MarineMax Inc.	1,486	62
*	NVR Inc.	13	58
*	Gentherm Inc.	825	57
	John Wiley & Sons Inc. Class A	1,070	57
	Standard Motor Products Inc.	1,396	56
	Tapestry Inc.	1,629	56
	Academy Sports & Outdoors Inc.	1,612	54
	Best Buy Co. Inc.	646	53
*	Golden Entertainment Inc.	1,113	53
4

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	HNI Corp.	1,379	53
*	ODP Corp.	1,370	52
*	Asbury Automotive Group Inc.	275	50
	Ralph Lauren Corp. Class A	497	50
*	Duluth Holdings Inc. Class B	3,949	49
	Rush Enterprises Inc. Class A	954	49
*	Genesco Inc.	853	48
*	Malibu Boats Inc. Class A	802	47
	Johnson Outdoors Inc. Class A	700	46
	International Game Technology plc	2,168	46
	Jack in the Box Inc.	653	45
*	Expedia Group Inc.	338	44
	PVH Corp.	611	43
	Sonic Automotive Inc. Class A	936	43
*	American Axle & Manufacturing Holdings Inc.	4,891	40
*	Master Craft Boat Holdings Inc.	1,709	40
	Aaron's Co. Inc.	2,059	40
	Murphy USA Inc.	155	39
	Hanesbrands Inc.	3,123	37
*	Meritage Homes Corp.	430	37
*	Conn's Inc.	2,724	36
*	Tri Pointe Homes Inc.	1,659	35
*	Cavco Industries Inc.	152	34
	Newell Brands Inc.	1,558	33
	News Corp. Class A	1,913	33
*	Skyline Champion Corp.	626	33
*	Zumiez Inc.	1,019	33
	Fox Corp. Class A	876	31
*	Abercrombie & Fitch Co. Class A	1,464	30
	Haverty Furniture Cos. Inc.	1,066	30
*	GoPro Inc. Class A	4,069	28
*	Funko Inc. Class A	1,312	27
	Rent-A-Center Inc.	998	27
*	Central Garden & Pet Co. Class A	615	26
	Boyd Gaming Corp.	387	23
	Kontoor Brands Inc.	581	23
	Tractor Supply Co.	125	23
	Garmin Ltd.	205	22
	News Corp. Class B	1,114	20
*	Crocs Inc.	342	19
	Lithia Motors Inc. Class A	63	19
	Strategic Education Inc.	289	19
	New York Times Co. Class A	511	18
*	Citi Trends Inc.	566	17
*	Grand Canyon Education Inc.	181	16
*	Sleep Number Corp.	351	16
*	Universal Electronics Inc.	591	16
	PriceSmart Inc.	190	15
	Inter Parfums Inc.	173	13
	Interface Inc. Class A	903	13
*	Lions Gate Entertainment Corp. Class A	1,159	12
	Steven Madden Ltd.	312	12
*	Helen of Troy Ltd.	67	12
*	Victoria's Secret & Co.	248	10
			7,868
Consumer Staples (8.6%)
	Altria Group Inc.	12,041	651
	McKesson Corp.	1,468	483
	Ingles Markets Inc. Class A	5,013	446
	CVS Health Corp.	4,252	411
	Philip Morris International Inc.	3,444	366
	Kroger Co.	5,555	294
		Shares	Market Value• ($000)
	Tyson Foods Inc. Class A	3,162	283
	SpartanNash Co.	7,091	244
	Procter & Gamble Co.	1,518	225
	Weis Markets Inc.	2,322	171
	Molson Coors Beverage Co. Class B	2,518	141
	Vector Group Ltd.	11,027	136
	Flowers Foods Inc.	4,280	118
	Coca-Cola Consolidated Inc.	200	113
	AmerisourceBergen Corp. Class A	534	83
	Kraft Heinz Co.	2,206	83
	PepsiCo Inc.	424	71
	Albertsons Cos. Inc. Class A	2,339	71
	Casey's General Stores Inc.	332	70
	ACCO Brands Corp.	3,874	29
	Edgewell Personal Care Co.	591	22
*	Sprouts Farmers Market Inc.	725	20
*	Monster Beverage Corp.	206	18
*	Darling Ingredients Inc.	197	16
	J M Smucker Co.	131	16
*	Hain Celestial Group Inc.	549	15
	Medifast Inc.	62	10
			4,606
Energy (15.0%)
	EOG Resources Inc.	7,071	968
	Exxon Mobil Corp.	6,541	628
	ConocoPhillips	5,554	624
	Chevron Corp.	2,263	395
	Cheniere Energy Inc.	2,735	374
	Oasis Petroleum Inc.	2,262	359
	Continental Resources Inc.	4,770	325
*	Antero Resources Corp.	7,131	306
	Occidental Petroleum Corp.	3,889	270
	Northern Oil and Gas Inc.	7,679	251
*	W&T Offshore Inc.	35,864	241
	Ovintiv Inc. (XNYS)	4,236	237
*	CONSOL Energy Inc.	4,076	210
	Schlumberger NV	4,053	186
	Marathon Oil Corp.	5,522	174
	Coterra Energy Inc.	4,890	168
	PDC Energy Inc.	1,887	149
	Valero Energy Corp.	1,128	146
	Civitas Resources Inc.	1,887	144
	Diamondback Energy Inc.	918	140
	Matador Resources Co.	2,167	132
	EQT Corp.	2,541	121
*	Range Resources Corp.	3,536	120
*	Comstock Resources Inc.	5,374	104
	Targa Resources Corp.	1,379	99
	Murphy Oil Corp.	2,321	98
	Pioneer Natural Resources Co.	350	97
*	Talos Energy Inc.	4,472	97
	Magnolia Oil & Gas Corp. Class A	3,381	93
	Devon Energy Corp.	1,145	86
	SunCoke Energy Inc.	9,260	75
	California Resources Corp.	1,713	75
*	Denbury Inc.	925	68
	Warrior Met Coal Inc.	1,984	67
*	ProPetro Holding Corp.	5,036	66
	Arch Resources Inc.	420	64
*	Southwestern Energy Co.	6,041	55
*	Bristow Group Inc.	1,719	55
*	Newpark Resources Inc.	11,483	49
*	Earthstone Energy Inc. Class A	2,678	48

5

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	Helix Energy Solutions Group Inc.	10,056	47
*	REX American Resources Corp.	334	29
			8,040
Financials (18.6%)
	Aon plc Class A (XNYS)	1,437	396
*	Berkshire Hathaway Inc. Class B	1,131	357
	Prudential Financial Inc.	2,650	282
	Wells Fargo & Co.	5,883	269
	Kearny Financial Corp.	17,153	213
*	PRA Group Inc.	5,754	213
	Jefferies Financial Group Inc.	6,188	204
	Popular Inc.	2,480	203
*	Enstar Group Ltd.	873	202
	Bank of New York Mellon Corp.	4,159	194
	First BanCorp. (XNYS)	12,671	189
	Allstate Corp.	1,352	185
	CNO Financial Group Inc.	8,587	177
	First Financial Corp.	3,820	172
	American International Group Inc.	2,867	168
	HarborOne Bancorp Inc.	11,630	166
	SLM Corp.	8,259	162
	Fidelity National Financial Inc.	3,718	157
	Ameriprise Financial Inc.	519	143
*	Credit Acceptance Corp.	231	137
	Dime Community Bancshares Inc.	4,296	135
	Navient Corp.	7,411	119
	Voya Financial Inc.	1,724	118
	Fifth Third Bancorp	2,962	117
	Primerica Inc.	894	113
	Midland States Bancorp Inc.	4,038	109
	Comerica Inc.	1,295	108
	Chubb Ltd.	513	108
	Hartford Financial Services Group Inc.	1,457	106
	Affiliated Managers Group Inc.	783	105
	MetLife Inc.	1,561	105
	HomeStreet Inc.	2,579	104
	Employers Holdings Inc.	2,451	101
*	Mr Cooper Group Inc.	2,278	99
	Zions Bancorp NA	1,738	99
	KeyCorp	4,925	98
	Hilltop Holdings Inc.	3,238	97
	First Citizens BancShares Inc. Class A	137	96
	Safety Insurance Group Inc.	1,013	94
	Travelers Cos. Inc.	519	93
	Nelnet Inc. Class A	1,054	89
	TrustCo Bank Corp. NY	2,707	87
	Independent Bank Corp.	4,338	86
	Flushing Financial Corp.	3,659	85
*	Encore Capital Group Inc.	1,382	84
	OFG Bancorp	2,962	84
	Associated Banc-Corp.	4,006	83
	Aflac Inc.	1,349	82
	Stifel Financial Corp.	1,260	81
	Equitable Holdings Inc.	2,592	79
	Everest Re Group Ltd.	276	78
	Byline Bancorp Inc.	2,774	69
	Federated Hermes Inc.	2,007	68
	Morningstar Inc.	263	68
	S&T Bancorp Inc.	2,280	67
	Premier Financial Corp.	2,472	67
	BancFirst Corp.	696	63
		Shares	Market Value• ($000)
	Hanmi Financial Corp.	2,664	62
	Park National Corp.	505	62
	Sandy Spring Bancorp Inc.	1,427	60
	Trustmark Corp.	2,035	59
	Hanover Insurance Group Inc.	398	58
	Cathay General Bancorp	1,333	55
	Preferred Bank	779	53
	Bank of America Corp.	1,411	52
	First Commonwealth Financial Corp.	3,659	51
	Raymond James Financial Inc.	517	51
	Northern Trust Corp.	449	50
	BOK Financial Corp.	567	49
	First American Financial Corp.	811	49
	Federal Agricultural Mortgage Corp. Class C	461	48
	First Financial Bancorp	2,249	47
	1st Source Corp.	999	47
	Eagle Bancorp Inc.	925	46
	Washington Trust Bancorp Inc.	910	46
	Hope Bancorp Inc.	3,065	45
	JPMorgan Chase & Co.	335	44
	Morgan Stanley	506	44
	WesBanco Inc.	1,282	44
	Home BancShares Inc.	1,919	43
	Provident Financial Services Inc.	1,808	42
	Cincinnati Financial Corp.	314	40
	Virtu Financial Inc. Class A	1,547	40
	Walker & Dunlop Inc.	373	40
	ServisFirst Bancshares Inc.	465	39
	Washington Federal Inc.	1,157	38
	Bank of NT Butterfield & Son Ltd.	1,190	38
	East West Bancorp Inc.	487	36
	Towne Bank	1,210	36
	Brookline Bancorp Inc.	2,481	35
	City Holding Co.	430	35
	PacWest Bancorp	1,117	35
	Regions Financial Corp.	1,563	35
	NBT Bancorp Inc.	908	34
	QCR Holdings Inc.	595	33
	First Bancorp (XNGS)	856	32
	Evercore Inc. Class A	269	31
*	Axos Financial Inc.	787	30
	Lakeland Financial Corp.	396	29
	CNA Financial Corp.	611	28
	Origin Bancorp Inc.	712	28
	Southside Bancshares Inc.	584	24
	Diamond Hill Investment Group Inc.	121	23
*	Brighthouse Financial Inc.	445	22
	WSFS Financial Corp.	519	22
	Atlantic Union Bankshares Corp.	587	21
*	Columbia Financial Inc.	1,027	21
	Heritage Financial Corp.	790	21
	Artisan Partners Asset Management Inc. Class A	500	19
	FNB Corp.	1,557	19
	Oppenheimer Holdings Inc. Class A	521	19
	First Hawaiian Inc.	698	18
*	SVB Financial Group	37	18
	UMB Financial Corp.	194	18
	Horizon Bancorp Inc.	950	17
	Central Pacific Financial Corp.	662	16

6

U.S. Multifactor Fund
		Shares	Market Value• ($000)
	Tompkins Financial Corp.	210	16
	Bank OZK	356	15
	Banner Corp.	262	15
	First Foundation Inc.	658	15
	BankUnited Inc.	314	13
	Houlihan Lokey Inc. Class A	139	12
	B Riley Financial Inc.	202	11
	OceanFirst Financial Corp.	561	11
	Northwest Bancshares Inc.	81	1
	Northfield Bancorp Inc.	36	—
			9,939
Health Care (13.1%)
	Bristol-Myers Squibb Co.	8,470	639
*	Regeneron Pharmaceuticals Inc.	811	539
	Anthem Inc.	1,048	534
	Pfizer Inc.	9,912	526
	AbbVie Inc.	3,262	481
	HCA Healthcare Inc.	1,982	417
	Merck & Co. Inc.	4,215	388
*	Vertex Pharmaceuticals Inc.	1,443	388
	Gilead Sciences Inc.	5,061	328
	UnitedHealth Group Inc.	465	231
*	Hologic Inc.	2,627	198
	Organon & Co.	5,196	197
	Johnson & Johnson	1,053	189
*	Biogen Inc.	877	175
	Premier Inc. Class A	3,900	146
	Eli Lilly & Co.	451	141
*	United Therapeutics Corp.	593	137
*	Molina Healthcare Inc.	462	134
	Quest Diagnostics Inc.	899	127
*	Henry Schein Inc.	1,485	127
*	Tenet Healthcare Corp.	1,536	99
*	Innoviva Inc.	6,044	92
	Laboratory Corp. of America Holdings	345	85
	QuidelOrtho Corp.	857	81
*	Catalyst Pharmaceuticals Inc.	10,602	76
*	Collegium Pharmaceutical Inc.	3,349	52
*	iTeos Therapeutics Inc.	2,725	48
*	CorVel Corp.	305	46
*	DaVita Inc.	460	45
*	Medpace Holdings Inc.	262	38
*	Corcept Therapeutics Inc.	1,733	36
*	Computer Programs and Systems Inc.	1,054	34
	West Pharmaceutical Services Inc.	96	30
	Abbott Laboratories	247	29
*	NextGen Healthcare Inc.	1,577	29
*	ModivCare Inc.	262	25
*	Centene Corp.	297	24
*	Acadia Healthcare Co. Inc.	259	18
*	ICU Medical Inc.	93	17
*	Meridian Bioscience Inc.	631	17
*	Moderna Inc.	83	12
	Cardinal Health Inc.	180	10
			6,985
Industrials (12.9%)
	American Express Co.	2,235	377
	Northrop Grumman Corp.	590	276
	Louisiana-Pacific Corp.	3,078	213
	Lockheed Martin Corp.	400	176
	L3Harris Technologies Inc.	640	154
*	Atkore Inc.	1,344	146
		Shares	Market Value• ($000)
*	Builders FirstSource Inc.	2,109	137
	Moog Inc. Class A	1,459	119
	Resources Connection Inc.	6,279	116
	Accenture plc Class A	374	112
	AGCO Corp.	858	110
	Ryder System Inc.	1,333	107
	Eaton Corp. plc	761	105
	General Dynamics Corp.	449	101
*	Zebra Technologies Corp. Class A	298	101
	Crane Holdings Co.	1,052	101
	Deere & Co.	277	99
	Acuity Brands Inc.	562	98
	Genco Shipping & Trading Ltd.	3,785	96
	Kronos Worldwide Inc.	4,949	94
	Quanta Services Inc.	782	93
	United Parcel Service Inc. Class B	513	93
	Encore Wire Corp.	715	89
	Paychex Inc.	706	87
	Emerson Electric Co.	959	85
	ManpowerGroup Inc.	949	85
*	AMN Healthcare Services Inc.	863	84
	Crown Holdings Inc.	796	83
	Regal Rexnord Corp.	661	83
	Johnson Controls International plc	1,517	83
*	MYR Group Inc.	896	82
*	Titan Machinery Inc.	3,063	81
	Insteel Industries Inc.	1,931	80
	Heidrick & Struggles International Inc.	2,238	77
*	Hub Group Inc. Class A	1,044	76
	Snap-on Inc.	334	74
*	CoreCivic Inc.	5,469	70
	Cummins Inc.	324	68
	Kforce Inc.	1,003	66
	Marten Transport Ltd.	3,756	66
*	Saia Inc.	334	66
	Triton International Ltd.	1,023	65
	Covenant Logistics Group Inc. Class A	2,715	62
	Owens Corning	649	62
	Textainer Group Holdings Ltd.	1,852	60
	Knight-Swift Transportation Holdings Inc.	1,207	59
	Matson Inc.	651	58
	Old Dominion Freight Line Inc.	220	57
	Badger Meter Inc.	703	56
	Brunswick Corp.	739	56
*	United Rentals Inc.	189	56
	ArcBest Corp.	725	55
*	Beacon Roofing Supply Inc.	902	55
	Simpson Manufacturing Co. Inc.	508	55
*	Generac Holdings Inc.	206	51
	Hubbell Inc. Class B	270	51
	Robert Half International Inc.	561	51
	Watts Water Technologies Inc. Class A	380	50
*	TriNet Group Inc.	608	48
	JB Hunt Transport Services Inc.	271	47
	Quanex Building Products Corp.	2,298	47
	WW Grainger Inc.	94	46
	Landstar System Inc.	301	46
	Apogee Enterprises Inc.	1,051	44
	Packaging Corp. of America	264	41

7

U.S. Multifactor Fund
		Shares	Market Value• ($000)
*	Forrester Research Inc.	757	40
	Kadant Inc.	215	40
	Franklin Electric Co. Inc.	516	38
	Graphic Packaging Holding Co.	1,693	38
	Costamare Inc.	2,586	37
*	Cross Country Healthcare Inc.	1,962	35
*	Masonite International Corp.	380	35
	Watsco Inc.	132	34
	Werner Enterprises Inc.	789	32
*	TrueBlue Inc.	1,425	31
	nVent Electric plc	876	31
*	Berry Global Group Inc.	510	30
	Valmont Industries Inc.	115	30
	Zurn Water Solutions Corp.	1,036	30
	CRA International Inc.	342	29
	Myers Industries Inc.	1,162	28
*	MasTec Inc.	326	27
	Safe Bulkers Inc.	5,469	26
	Ennis Inc.	1,394	25
*	FTI Consulting Inc.	146	25
	Kelly Services Inc. Class A	1,256	25
	Textron Inc.	373	24
*	Atlas Air Worldwide Holdings Inc.	335	23
	Caterpillar Inc.	107	23
*	Franklin Covey Co.	594	23
	Greif Inc. Class A	380	23
	Primoris Services Corp.	950	23
	Argan Inc.	544	22
	Eagle Materials Inc.	169	22
	EMCOR Group Inc.	195	21
*	ASGN Inc.	214	20
	ITT Inc.	264	19
*	Sterling Construction Co. Inc.	782	19
	ABM Industries Inc.	403	19
*	Construction Partners Inc. Class A	762	17
	Shyft Group Inc.	771	17
*	API Group Corp.	960	17
	Sonoco Products Co.	276	16
*	Modine Manufacturing Co.	1,283	15
*	XPO Logistics Inc.	284	15
	ADT Inc.	2,004	15
*	GXO Logistics Inc.	284	15
*	Mohawk Industries Inc.	102	14
	Comfort Systems USA Inc.	150	13
	McGrath RentCorp.	153	13
			6,901
Real Estate (0.2%)
	St. Joe Co.	779	39
*	GEO Group Inc.	4,482	32
*	Jones Lang LaSalle Inc.	72	14
			85
Technology (9.3%)
	Cognizant Technology Solutions Corp. Class A	5,260	393
*	Alphabet Inc. Class A	171	389
	Micron Technology Inc.	3,703	273
	Broadcom Inc.	442	256
	KLA Corp.	696	254
	HP Inc.	6,029	234
*	Alphabet Inc. Class C	80	183
	Applied Materials Inc.	1,495	175
	NortonLifeLock Inc.	6,095	148
	Amdocs Ltd.	1,573	137
*	NetScout Systems Inc.	3,806	131
		Shares	Market Value• ($000)
*	ON Semiconductor Corp.	2,122	129
	Dell Technologies Inc. Class C	2,398	120
	Hackett Group Inc.	5,319	109
	Concentrix Corp.	649	101
	Texas Instruments Inc.	567	100
	Jabil Inc.	1,583	97
*	Photronics Inc.	4,126	90
*	Arrow Electronics Inc.	739	89
	Xerox Holdings Corp.	4,704	89
	Amkor Technology Inc.	3,702	76
	Oracle Corp.	1,053	76
	CSG Systems International Inc.	1,207	75
	Hewlett Packard Enterprise Co.	4,752	74
*	Avid Technology Inc.	2,434	71
	NetApp Inc.	955	69
	Kulicke & Soffa Industries Inc.	1,178	64
*	Axcelis Technologies Inc.	1,009	63
	Seagate Technology Holdings plc	700	59
	PC Connection Inc.	1,235	55
	International Business Machines Corp.	375	52
	TD SYNNEX Corp.	494	51
	Xperi Holding Corp.	2,902	48
*	Rambus Inc.	1,780	45
*	Teradata Corp.	1,148	44
	TE Connectivity Ltd.	342	44
*	DXC Technology Co.	1,143	40
*	TechTarget Inc.	534	38
	Methode Electronics Inc.	734	33
*	ePlus Inc.	558	32
*	Sanmina Corp.	735	32
	Vishay Intertechnology Inc.	1,566	32
	A10 Networks Inc.	1,932	30
*	Gartner Inc.	103	27
*	Fortinet Inc.	83	24
	Shutterstock Inc.	392	24
*	Box Inc. Class A	895	23
*	Manhattan Associates Inc.	192	23
*	Plexus Corp.	250	21
*	Qualys Inc.	156	20
*	Diodes Inc.	244	19
*	SMART Global Holdings Inc.	788	19
*	F5 Inc.	104	17
*	Ziff Davis Inc.	224	17
*	Onto Innovation Inc.	205	17
	CTS Corp.	387	16
			4,967
Telecommunications (1.0%)
	Cisco Systems Inc.	2,516	113
*	WideOpenWest Inc.	3,968	87
	Juniper Networks Inc.	2,473	76
	Lumen Technologies Inc.	4,434	54
*	Arista Networks Inc.	388	40
*	Telesat Corp.	2,397	40
*	Lumentum Holdings Inc.	371	32
*	Ciena Corp.	501	25
*	EchoStar Corp. Class A	1,055	25
	ADTRAN Inc.	1,270	24
*	NETGEAR Inc.	870	17
			533
Utilities (0.0%)
*	Evoqua Water Technologies Corp.	428	15
Total Common Stocks (Cost $42,905)			52,579

8

U.S. Multifactor Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[1]	Vanguard Market Liquidity Fund 0.854% (Cost $729)	7,292	729
Total Investments (99.7%) (Cost $43,634)			53,308
Other Assets and Liabilities—Net (0.3%)			154
Net Assets (100%)			53,462
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	June 2022	42	868	25

See accompanying Notes, which are an integral part of the Financial Statements.
9

U.S. Multifactor Fund
Statement of Assets and Liabilities
As of May 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $42,905)	52,579
Affiliated Issuers (Cost $729)	729
Total Investments in Securities	53,308
Investment in Vanguard	2
Cash Collateral Pledged—Futures Contracts	48
Receivables for Investment Securities Sold	178
Receivables for Accrued Income	95
Receivables for Capital Shares Issued	3
Total Assets	53,634
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	112
Payables for Capital Shares Redeemed	51
Payables to Vanguard	4
Variation Margin Payable—Futures Contracts	4
Total Liabilities	172
Net Assets	53,462
At May 31, 2022, net assets consisted of:

Paid-in Capital	47,431
Total Distributable Earnings (Loss)	6,031
Net Assets	53,462

Net Assets
Applicable to 1,641,609 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	53,462
Net Asset Value Per Share	$32.57

See accompanying Notes, which are an integral part of the Financial Statements.
10

U.S. Multifactor Fund
Statement of Operations

Six Months Ended May 31, 2022
($000)
Investment Income
Income
Dividends[1]	518
Interest[2]	1
Total Income	519
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	23
Marketing and Distribution	—
Custodian Fees	3
Shareholders’ Reports	13
Trustees’ Fees and Expenses	—
Professional Services	8
Total Expenses	47
Net Investment Income	472
Realized Net Gain (Loss)
Investment Securities Sold[2]	(1,272)
Futures Contracts	(118)
Realized Net Gain (Loss)	(1,390)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	399
Futures Contracts	38
Change in Unrealized Appreciation (Depreciation)	437
Net Increase (Decrease) in Net Assets Resulting from Operations	(481)
1	Dividends are net of foreign withholding taxes of $1,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, less than $1,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
11

U.S. Multifactor Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	472	571
Realized Net Gain (Loss)	(1,390)	3,018
Change in Unrealized Appreciation (Depreciation)	437	4,974
Net Increase (Decrease) in Net Assets Resulting from Operations	(481)	8,563
Distributions
Total Distributions	(428)	(509)
Capital Share Transactions
Issued	15,939	30,399
Issued in Lieu of Cash Distributions	354	417
Redeemed	(9,858)	(17,122)
Net Increase (Decrease) from Capital Share Transactions	6,435	13,694
Total Increase (Decrease)	5,526	21,748
Net Assets
Beginning of Period	47,936	26,188
End of Period	53,462	47,936

See accompanying Notes, which are an integral part of the Financial Statements.
12

U.S. Multifactor Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,			February 15, 2018[1] to November 30, 2018
		2021	2020	2019
Net Asset Value, Beginning of Period	$32.99	$25.47	$25.70	$24.53	$25.00
Investment Operations
Net Investment Income[2]	.302	.466	.382	.425	.333
Net Realized and Unrealized Gain (Loss) on Investments	(.438)	7.485	(.214)	1.143	(.598)
Total from Investment Operations	(.136)	7.951	.168	1.568	(.265)
Distributions
Dividends from Net Investment Income	(.284)	(.431)	(.398)	(.398)	(.205)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.284)	(.431)	(.398)	(.398)	(.205)
Net Asset Value, End of Period	$32.57	$32.99	$25.47	$25.70	$24.53
Total Return[3]	-0.44%	31.39%	0.97%	6.54%	-1.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53	$48	$26	$33	$36
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%[4]
Ratio of Net Investment Income to Average Net Assets	1.68%	1.48%	1.66%	1.76%	1.64%[4]
Portfolio Turnover Rate	33%	62%	74%	96%	58%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.
13

U.S. Multifactor Fund
Notes to Financial Statements
Vanguard U.S. Multifactor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
14

U.S. Multifactor Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
15

U.S. Multifactor Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2022, the fund had contributed to Vanguard capital in the amount of $2,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of May 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	43,634
Gross Unrealized Appreciation	10,503
Gross Unrealized Depreciation	(804)
Net Unrealized Appreciation (Depreciation)	9,699
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2021, the fund had available capital losses totaling $2,500,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended May 31, 2022, the fund purchased $22,726,000 of investment securities and sold $16,607,000 of investment securities, other than temporary cash investments.
16

U.S. Multifactor Fund
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	Shares (000)	Shares (000)
Issued	480	960
Issued in Lieu of Cash Distributions	10	14
Redeemed	(301)	(549)
Net Increase (Decrease) in Shares Outstanding	189	425
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in these financial statements.
17

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard U.S. Multifactor Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
18

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
19

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Wellington Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard U.S. Multifactor Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
20

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q5162 072022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 25, 2022

VANGUARD WELLINGTON FUND

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 25, 2022

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.